AAL VARIABLE PRODUCT SERIES FUND, INC.
                                                         Semi-Annual Report
                                                              June 30, 1998



                                                       AAL Variable Product
                                                     Money Market Portfolio

                                                       AAL Variable Product
                                                             Bond Portfolio

                              [LOGO]                   AAL Variable Product
                                                         Balanced Portfolio

                                                       AAL Variable Product
                                              Large Company Stock Portfolio

                                                       AAL Variable Product
                                              Small Company Stock Portfolio

                                                       AAL Variable Product
                                              International Stock Portfolio

                                                       AAL Variable Product
                                                  High Yield Bond Portfolio

                  YOUR LINK TO AID ASSOCIATION FOR LUTHERANS
                                 800-CALL AAL
                                (800-225-5225)
                             Calls May Be Recorded


GREETING
Hello and welcome to Aid Association for Lutherans. Please select from the following three options:

To speak with a customer service representative                          PRESS 1
If you know the 4-digit extension number of the person you are calling   PRESS 2
For daily unit values                                                    PRESS 3

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         PRESS 1               Enter the extension          Variable Annuity
         -------              number of the person             Unit Values
                                you are calling.                 PRESS 1
     Variable Annuity                                            -------
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

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Table of Contents


President's Letter..........................................................   2
Portfolio Perspectives
     AAL Variable Product Money Market Portfolio............................   4
     AAL Variable Product Bond Portfolio....................................   6
     AAL Variable Product Balanced Portfolio................................   8
     AAL Variable Product Large Company Stock Portfolio.....................  10
     AAL Variable Product Small Company Stock Portfolio.....................  12
     AAL Variable Product International Stock Portfolio.....................  14
     AAL Variable Product High Yield Bond Portfolio.........................  16

Schedule of Investments
     AAL Variable Product Money Market Portfolio............................  18
     AAL Variable Product Bond Portfolio....................................  20
     AAL Variable Product Balanced Portfolio................................  24
     AAL Variable Product Large Company Stock Portfolio.....................  39
     AAL Variable Product Small Company Stock Portfolio.....................  48
     AAL Variable Product International Stock Portfolio.....................  58
     AAL Variable Product High Yield Bond Portfolio.........................  61

Statement of Assets and Liabilities.........................................  64

Statement of Operations.....................................................  66

Statement of Changes in Net Assets..........................................  68

Notes to Financial Statements...............................................  70

Financial Highlights
     AAL Variable Product Money Market Portfolio............................  74
     AAL Variable Product Bond Portfolio....................................  75
     AAL Variable Product Balanced Portfolio................................  75
     AAL Variable Product Large Company Stock Portfolio.....................  76
     AAL Variable Product Small Company Stock Portfolio.....................  77
     AAL Variable Product International Stock Portfolio.....................  77
     AAL Variable Product High Yield Bond Portfolio.........................  77

                                                           Table of Contents   1

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

JUNE 30,1998


[PHOTO OF JOHN O. GILBERT AND STEVEN A. WEBER]


Dear Member:

We are pleased to provide you with the semi-annual report for the AAL Variable Product Series Fund, Inc., the underlying investment for our AAL Variable Annuity and AAL Variable Universal Life products. Specific details on the performance, holdings and financial information for each Portfolio are outlined on the following pages. We encourage you to read on and hope you find it informative.

Overall, the first half of 1998 was a good investment environment! 1997's low consumer-price inflation, strong U.S. economy and low unemployment continued right through June 30, 1998. This environment, combined with another slight decline in interest rates earlier in the year, sparked even more investor enthusiasm. U.S. financial markets remain the strongest in the world.

Although this is good news, we feel it necessary to caution you about the unrealistic expectations that have recently overcome many stock investors. Returns over 20 percent, as we've enjoyed from our stock market for three consecutive years now, are not commonplace and should not be mistaken as a

2   Presidents' Letter

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

guarantee of future results. Please keep in mind that financial markets are volatile. We continue to encourage our members to invest with a disciplined, diversified, long-term approach.

In March, we made it easier for our members to diversify their investments with the introduction of the AAL Variable Product International Stock and High Yield Bond Portfolios. Both have been met with great approval and we are excited about their progress.

All of us at AAL would like to thank you for your continued loyalty. As always, we look forward to serving you and encourage you to take full advantage of the financial services and benefits we offer to Lutherans and their families. If you have any questions regarding your variable annuity or variable life certificates, please call 800-CALL AAL to speak to an AAL Variable Products Service Center Representative. You should also feel free to call your local Registered Representative, who is always happy to help you.

Best regards,



/s/ John O. Gilbert                      /s/ Steven A. Weber
John O. Gilbert                          Steven A. Weber
President & Chief Executive Officer      President
Aid Association for Lutherans            AAL Variable Product Series Fund, Inc.


                                                               June 30, 1998   3

[LOGO]     AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . . . . Total Net Assets . . . . . . . $29,594,751. . . . . . . . NAV .

Money Market Portfolio

How did the Portfolio perform over the period ended June 30, 1998?

Portfolio returns were quite stable. Contributing factors to this stability were
1) that returns on commercial paper were essentially unchanged over the period and 2) that the Federal Reserve Board (Fed) left rates unchanged during the first six months of 1998.

What economic factors are likely to affect performance in the coming months?

The primary factor affecting performance would be actions triggered by the Fed. Any action by the Fed to raise or lower rates can have an impact. If the Asian crisis causes a slowdown of the U.S. economy, the Fed would most likely consider lowering rates. Lower rates would lead to lower rates of return on the Portfolio.

If concerns regarding wage inflation became more prominent over the second half of 1998, the Fed would most likely consider raising rates. This would lead to higher Portfolio returns.

[PHOTO]

This Portfolio is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

                         Value of a $10,000 Investment
                         -----------------------------
                               Fund Portfolio/2/
                             [GRAPH APPEARS HERE]

Date           Money Market
 6/14/95       10,000.00
 6/30/95       10,024.80
 7/31/95       10,069.00
 8/31/95       10,118.50
 9/30/95       10,163.10
10/31/95       10,211.70
11/30/95       10,257.50
12/31/95       10,302.20
 1/31/96       10,352.10
 2/29/96       10,393.90
 3/31/96       10,435.00
 4/30/96       10,481.40
 5/31/96       10,524.90
 6/30/96       10,565.50
 7/31/96       10,613.80
 8/31/96       10,657.70
 9/30/96       10,700.50
10/31/96       10,749.70
11/30/96       10,789.70
12/31/96       10,840.50
 1/31/97       10,887.30
 2/28/97       10,929.10
 3/31/97       10,970.90
 4/30/97       11,022.40
 5/31/97       11,069.80
 6/30/97       11,116.30
 7/31/97       11,169.20
 8/31/97       11,215,70
 9/30/97       11,267,30
10/31/97       11,317.40
11/30/97       11,360,00
12/31/97       11,418.50
 1/31/98       11,469.10
 2/28/98       11,515.40
 3/31/98       11,568.80
 4/30/98       11,618.50
 5/31/98       11,667.10
 6/30/98       11,721.00

                        Average Annual Total Returns/1/
                              As of June 30, 1998

                                                      From     Inception
                          Year-To-Date    1-Year   Inception     Date
                          ----------------------------------------------
Fund Portfolio/2/............... 2.65%     5.44%        5.35%    6/14/95
------------------------------------------------------------------------
Variable Annuity
Subaccount/3/................... 2.02%     4.11%        4.06%    6/15/95
------------------------------------------------------------------------
Variable Life
Subaccount/3/...................   NA        NA         0.67%    5/15/98
------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/...........(4.41%)   (2.45%)       2.81%    6/15/95

           Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Subaccounts - Annuity returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges. Life returns do not reflect charges assessed to individual certificate owners.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

4   Money Market Portfolio Perspective

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT
 ..........$1.00 ...............Number of Securities in Portfolio.........36.....

What quality is the commercial paper that has been purchased for the Portfolio?

All commercial paper purchased for the Portfolio is of the highest quality. In addition, all issuers are monitored regularly to ensure their continued high quality and safety of principal. To ensure these standards on a day-to-day basis, AAL compiles an "approved list" which includes all issuers of commercial paper from which investments can be made. The Portfolio will purchase securities only from the issuers on the approved list.

/s/ Alan D. Onstad
Alan D. Onstad
PORTFOLIO MANAGER

                              Sector Allocations

[PIE CHART]

                              % of Portfolio
                            6/30/98   12/31/97
                            -------   --------
Utilities.....................27%        26%
Consumer Non-Durables.........26%        27%
Finance.......................25%        21%
Technology....................12%        14%
Consumer Durables............. 6%         6%
Materials & Services.......... 4%         6%
                      ----------------------
                      Total  100%       100%

                             5 Largest Holdings

                                       Interest   Maturity    % of Portfolio
Security                                 Rate*      Date         6/30/98
----------------------------------------------------------------------------
Bell South Telecommunications..............5.490%   7/23/98        4.3%
Type:  Telephone
Industry:  Telecom Services

H.J. Heinz Company.........................5.530%   8/11/98        4.3%
Type:  Industrial
Industry:  Food-Misc./Diversified

Merrill Lynch & Company, Inc...............5.530%    7/2/98        4.2%
Type:  Financial
Industry:  Finance-Investment Banker

Carolina Power & Light, Inc................5.510%    7/6/98        4.2%
Type:  Utility-Electric
Industry:  Electric-Integrated

Colgate-Palmolive Company..................5.500%    7/8/98        4.2%
Type:  Industrial
Industry:  Cosmetics & Toiletries

* The interest rate shown reflects the coupon rate, or, for the securities purchased at a discount, the discount rate at the date of purchase.

                                Credit Quality
                         Average Quality:  First Tier

                                   Maturity
                           Average Maturity: 18 Days


                                                               June 30, 1998   5

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . . Total Net Assets . . . . . . . $30,207,267 . . . . . . NAV . . . . .

Bond Portfolio

How did the U.S. bond market perform over the period ended June 30, 1998?

The bond market performed well over the period. The return, as reflected by the Lehman Brothers Aggregate Bond Index*, was 3.93% for the period, while the Portfolio came in at 3.91%. The reason we kept up with the index over the period was due to a favorable mix of U.S. Treasury, corporate and mortgage-backed securities. Mortgage-backed and U.S. Treasury securities performed better than corporate bonds during the first half of 1998.

* An unmanaged index that encompasses four major classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

[PHOTO]

How has the performance of the U.S. stock market over the last few years affected the U.S. bond market, if at all?

For the past several years economic growth has been fairly strong resulting in good corporate earnings and higher stock valuations. However, economic growth has not been strong enough to result in higher inflation and subsequently higher interest rates and lower bond prices. Bond prices have moved in a rather tight range and appear to be unable to move lower until economic growth slows.

                         Value of a $10,000 Investment
                         -----------------------------

                               Fund Portfolio/2/

[GRAPH APPEARS HERE]

 6/14/95        $10,000.00
12/31/95         10,580.30
 6/30/96         10,426.80
12/31/96         10,908.60
 6/30/97         11,232.40
12/31/97         11,930.20
 6/30/98         12,397.10

                        Average Annual Total Returns/1/
                        -------------------------------

                              As of June 30, 1998

                                                            From      Inception
                                  Year-To-Date   1-Year   Inception     Date
Fund Portfolio/2/...............      3.91%      10.37%     7.31%      6/14/95
Variable Annuity
Subaccount/3/...................      3.27%       9.00%     6.05%      6/15/95
Variable Life
Subaccount/3/...................        NA           NA     1.66%      5/15/98
SEC Variable
Annuity Subaccount/4/...........     (3.23%)      2.13%     4.78%      6/15/95

           Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Subaccounts - Annuity returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges. Life returns do not reflect charges assessed to individual certificate owners.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.


6   Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . $10.22 . . . . Number of Securities in Portfolio . . . . 122 . . . . .

Is the Asian financial crisis still affecting the U.S. bond market? If so, in what way?

There has been some direct impact on the prices of all domestic bonds as a result of the problems in Asia. The significant deterioration in the net exporting of U.S. goods to Asia is expected to be a drag on economic growth in 1998. Slower economic growth and virtually no pricing flexibility for U.S. produced goods should continue to keep inflation and interest rates relatively low with bonds continuing to trade in a narrow range. The slow growth could hurt the U.S. manufacturing sector by lowering corporate profits. The Asian financial crisis is not over yet.


/s/ R. Jerry Scheel

R. Jerry Scheel

PORTFOLIO MANAGER

                               Sector Allocations


                           [PIE CHART APPEARS HERE]

                                       % of Portfolio
                                     6/30/98   12/31/97
                                     -------   --------
U.S. Government Obligations.....       39%        43%
U.S. Government Agency
Obligations.....................       36%        35%
Corporate Obligations...........       17%        14%
Other Government Securities.....        3%         4%
Utility Bonds...................        2%         2%
Short-Term Obligations..........        2%         1%
Asset-Backed Securities.........        1%         1%
                                    -----------------
                               Total  100%       100%


                                    Maturity
                         Average Maturity:  7.83 Years


                              5 Largest Holdings

                          Interest     Maturity     % of Portfolio
Security                    Rate         Date     6/30/98    12/31/97
----------------------------------------------------------------------
U.S. Treasury Bond.......  9.875%      11/15/15     1.2%       1.3%
U.S. Treasury Bond.......  7.625%      11/15/22     1.2%       1.3%
U.S. Treasury Bond.......  7.875%       2/15/21     1.2%       1.3%
U.S. Treasury Bond.......  6.750%       8/15/26     1.1%       NA
U.S. Treasury Bond.......  8.750%       5/15/17     1.1%       NA

                                 Credit Quality
                             Average Quality:  AAA


                            [PIE CHART APPEARS HERE]

                                   % of Portfolio
                                 6/30/98    12/31/97
                                 -------    --------
AAA......................          79%        81%
AA.......................           4%         2%
A........................          12%        11%
BBB......................           5%         6%
                                 -------------------
                           Total  100%       100%


                                                               June 30, 1998   7

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT
 . . . . . . .Total Net Assets . . . . . . . . $445,268,344 . . . . NAV . . . . .

Balanced Portfolio

How would you summarize the performance of the U.S. stock and bond markets over the period ended June 30, 1998?

The U.S. stock and bond markets performed very well over the first six months of 1998. The S&P 500 Index* rose by 17.7% and the Lehman Aggregate Bond Index** provided a total return of 3.9%. Even though the return from bonds paled in comparison to stocks, bonds have benefited from a "flight-to-quality" effect into U.S. Treasury securities, given the ongoing turmoil in Asia and emerging markets. Over the period, 10-year Treasury note yields declined from 5.79% to 5.45% and 30-year Treasury bond yields declined from 5.97% to 5.63%.

 * An unmanaged index composed of 500 common stocks representative of the stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

** An unmanaged index that encompasses four major classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

[PHOTO]

Has the great performance of the U.S. stock market caused you to change the investment mix of the Portfolio over the period?

The performance of the U.S. stock market over the last three years has been truly remarkable. The S&P 500 has generated a total return of 121% with dividends reinvested, which equates to a 30% compound annual return. It is highly unlikely that returns of this magnitude will continue. As a result, we reduced our stock exposure to 53% versus a neutral weighting of 55%. Equity returns historically have exceeded

                         Value of a $10,000 Investment
                               Fund Portfolio/2/

                             [GRAPH APPEARS HERE]


                   Balanced
                  ----------
 6/14/95          $10,000.00
12/31/95           11,145.50
 6/30/96           11,695.10
12/31/96           12,666.50
 6/30/97           14,225.20
12/31/97           15,415.80
 6/30/98           17,130.90


                        Average Annual Total Returns/1/
                              As of June 30, 1998

                                                        From     Inception
                             Year-To-Date   1-Year    Inception     Date
                             ----------------------------------------------
Fund Portfolio/2/...........    11.13%      20.43%      19.33%    6/14/95
---------------------------------------------------------------------------
Variable Annuity
Subaccount/3/...............    10.44%      18.93%      17.82%    6/15/95
---------------------------------------------------------------------------
Variable Life
Subaccount/3/...............       NA          NA        1.97%    5/15/98
---------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/.......     3.48%      11.44%      16.41%    6/15/95
---------------------------------------------------------------------------

            Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.33% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Subaccounts - Annuity returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges. Life returns do not reflect charges assessed to individual certificate owners.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.

8   Balanced Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 .....$15.36.............Number of Securities in Portfolio...........784.........

bond and money market returns over the long term, which is why our stock exposure will generally remain between 50-60%.

What is the advantage to own this Portfolio if I have already diversified my investments in similar proportions of common stocks and bonds?

The advantage of owning this Portfolio is the benefit you receive from the active and ongoing asset allocation decisions that we are responsible for making. Rather than having to decide regularly yourself whether to change your personal portfolio's weightings in stocks, bonds or money market funds, this decision is made within the Portfolio by investment professionals who are active in the financial markets daily and on an ongoing basis. Our objective for the Portfolio is to be invested in the ideal mix of investments, given our assessment of expected return and risk. We expect to generate better returns than would otherwise be achievable under a less active approach to asset allocation.

/s/ Reginald L. Pfeifer
Reginald L. Pfeifer
PORTFOLIO MANAGER

           Asset Mix
           ---------


[PIE CHART]

                             % of Portfolio
                           6/30/98   12/31/97
                           -------   --------
Common Stocks..................53%        55%
Long-Term Obligations..........34%        35%
Short-Term Obligations.........13%        10%
                       ---------------------
                       Total  100%       100%

        5 Largest Bond Holdings
        ------------------------


                        Interest   Maturity    % of Portfolio
Security                  Rate       Date    6/30/98   12/31/97
----------------------------------------------------------------
U.S. Treasury Notes........7.125%   9/30/99     0.38%      0.35%
U.S. Treasury Notes........6.625%   5/15/07     0.36%      0.32%
U.S. Treasury Notes........7.875%   8/15/01     0.36%      0.31%
U.S. Treasury Notes........6.750%   8/15/26     0.35%      0.34%
U.S. Treasury Notes........7.750%  12/31/99     0.35%      0.41%

                        5 Largest Common Stock Holdings
                        -------------------------------

                               % of Portfolio
 Security                    6/30/98   12/31/97
------------------------------------------------
General Electric Company.........1.8%       2.0%
Microsoft Corporation............1.6%       1.1%
Coca-Cola Company................1.3%       1.7%
Exxon Corporation................1.0%       1.1%
Merck & Company, Inc.............1.0%       0.9%


                        5 Largest Money Market Holdings
                        -------------------------------

                                Interest   Maturity  % of Portfolio
Security                         Rate*       Date        6/30/98
--------------------------------------------------------------------
Ford Motor Credit Company..........5.500%    7/9/98            1.59%
New England Power Company..........5.560%   7/30/98            1.02%
Goldman, Sachs & Company...........5.510%   8/17/98            0.94%
Carolina Power & Light, Inc........5.500%    7/7/98            0.92%
General Motors Acceptance
Corporation........................5.510%    8/6/98            0.84%

* The interest rate reflects the discount rate at the date of purchase.

                                                                June 30, 1998  9

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . .Total Net Assets . . . . . . $473,750,302 . . . . . . . . . NAV . . . . . .

Large Company Stock Portfolio

How did large-cap stocks perform over the period ended June 30, 1998?

Large-cap stocks significantly outperformed mid-cap and small-cap stocks with the S&P 500 Index* up 17.7%, while the S&P MidCap 400 Index** was up 8.6% and the S&P SmallCap 600 Index*** was up 6.1%. Large company stocks were market leaders, especially the top 50 to 100 large-cap stocks. This market looks very similar to the "nifty-fifty" type of market last seen in the early 1970s where a small group of about 50 blue-chip stocks led the market to new heights and achieved extraordinarily high price-earnings ratios.

  * An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

 ** An unmanaged index comprised of 400 stocks designed to represent performance of the mid-cap segment of the U.S. equity markets.

*** An unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets.

[PHOTO]

Why is this type of market activity occurring?

It is most likely a function of three factors: liquidity, investor confidence and acquisition activity. The largest companies in the S&P 500 Index are the most liquid. They are very recognizable, and thus are most easily bought and sold. Next, with corporate profits slowing currently, there is a flight to the safety of well-established blue-chip companies. Investors have confidence that these types of companies are able to weather an economic slowdown. The third factor is the amount of merger and acquisition activity. Corporate restructurings have been a major source of profit growth in the 1990s and the largest companies have been doing some of the biggest deals--often boosting the stock prices of the participants.


                         Value of a $10,000 Investment
                               Fund Portfolio/2/


                             [GRAPH APPEARS HERE]



Date            Large Co
 6/14/95        10,000.00
12/31/95        11,638.60
 6/30/96        12,793.10
12/31/96        14,254.20
 6/30/97        17,149.90
12/31/97        18,900.00
 6/30/98        22,182.10

                        Average Annual Total Returns/1/
                              As of June 30, 1998

                                                    From     Inception
                         Year-To-Date   1-Year   Inception     Date
                         ---------------------------------------------
Fund Portfolio/2/...............17.37%   29.34%      29.89%    6/14/95
Variable Annuity
Subaccount/3/...................16.64%   27.74%      28.18%    6/15/95
Variable Life
Subaccount/3/...................   NA     NA          2.41%    5/15/98
SEC Variable
Annuity Subaccount/4/........... 9.29%   19.69%      26.65%    6/15/95

           Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.33% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Subaccounts - Annuity returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges. Life returns do not reflect charges assessed to individual certificate owners.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.


10   Large Company Stock Portfolio Perspective

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT
 . . . . . . .$21.08. . . . . . . . Number of Securities in Portfolio. . . 506. .

Were there any market sectors that had a large impact on performance over the period?

With the consumer in the best financial shape in many years based on low unemployment, low interest rates and a soaring stock market, retailing led the way during the first half of 1998. Technology, especially hot areas like communication equipment, computer software and health care, where a host of new drugs continue to increase corporate profits, were also sectors which had positive performance over the period. With oil prices reaching new lows for this economic cycle, energy had the largest negative impact on performance.

I have been hearing quite a bit from the news media about investors having unrealistic performance expectations for the U.S. stock market due to the "outperformance" over the last few years. Many of these stories suggest that now is a good time for investors to make sure their investments are allocated among several types of securities. Would you agree with this strategy?

Given that the S&P 500 Index has more than doubled in the past three years, generating a compound annual return of approximately 30% over that time period, and has quadrupled over the past 10 years, generating a return of almost 18% per year, the investing public has become conditioned to expect an unreasonably high rate of return from their stock investments. Market historians realize that a return closer to 10% is a more reasonable long-term expectation. Keep in mind that returns below 10% would not be unexpected sometime in the future as a "give back" to the unusually strong returns of the past 16 years (1982 is thought by some to be the start of this latest bull market). Given this outlook, if someone wanted to reduce risk, it would be prudent to reallocate some current domestic equity holdings to a variety of different asset classes, including international equities, bonds and money market securities.

/s/ David J. Schnarsky
David J. Schnarsky
PORTFOLIO MANAGER

                              Sector Allocations
[PIE CHART]



                             % of Portfolio
                           6/30/98   12/31/97
                           -------  ---------
Consumer Non-Durables..........33%        33%
Finance........................17%        17%
Technology.....................13%        13%
Utilities......................12%        12%
Energy......................... 7%         8%
Materials & Services........... 7%         7%
Capital Goods.................. 6%         6%
Consumer Durables.............. 3%         2%
Transportation................. 1%         1%
Short-Term Obligations......... 1%         1%
                       ----------------------
                       Total  100%       100%

                               5 Largest Holdings

                                    %of Portfolio
Security                          6/30/98   12/31/97
----------------------------------------------------
General Electric Company............. 3.3%       3.2%
Microsoft Corporation................ 2.9%       2.1%
Coca-Cola Company.................... 2.3%       2.2%
Exxon Corporation.................... 1.9%       2.0%
Phillip Morris Companies, Inc........ 1.0%       1.4%

                                                              June 30, 1998   11

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . . Total Net Assets . . . . . . $199,935,422 . . . . . NAV . . . . . .


Small Company Stock Portfolio

How did small-cap stocks perform over the period ended June 30, 1998, and what factors affected performance?

Small-capitalization stocks had a strong first quarter; however, the second quarter was somewhat weak. After finishing up 11.0% in the first quarter, the S&P SmallCap 600 Index* declined 4.9% in the second quarter. The result was a respectable 6.1% return for the first half of 1998. While this is a good absolute return, small-cap stocks continued to lag large-cap stocks over the period. This is illustrated by the 17.7% return for the S&P 500 Index** for the six-month period. Although small-cap stocks offer better relative valuations and growth characteristics than large-cap stocks, the market currently prefers the lower risk and better liquidity of large-cap stocks.

 * An unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets.

** An unmanaged index comprised of 500 common stocks representative of the stock market as a whole. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

[PHOTO]

How has the change from the Wilshire Small Cap 250 Index to the S&P SmallCap 600 Index as the Portfolio's benchmark portfolio affected performance?

The change went very well and the benefits have already begun for you, our members. The change was made to lower turnover, receive index changes in a timely manner and lower tracking variance (performance more closely matches the index). Since making the change in February of this year, the Portfolio's tracking variance has decreased considerably. The lower turnover and better communication of index changes should continue to benefit members in the future through lower tracking variance and, therefore, higher returns.

                         Value of a $10,000 Investment
                         -----------------------------

                               Fund Portfolio/2/

                             [GRAPH APPEARS HERE]


 6/14/95        $10,000.00
12/31/95         11,070.40
 6/30/96         12,046.50
12/31/96         13,084.20
 6/30/97         14,779.20
12/31/97         16,403.10
 6/30/98         17,627.50


                        Average Annual Total Returns/1/
                        -------------------------------

                              As of June 30, 1998

                                                             From     Inception
                                    Year-To-Date  1-Year   Inception    Date
                                    -------------------------------------------
   ...............................
Fund Portfolio/2/.................     7.46%       19.27%    20.45%    6/14/95
-------------------------------------------------------------------------------
Variable Annuity
Subaccount/3/.....................     6.80%       17.79%    18.82%    6/15/95
-------------------------------------------------------------------------------
Variable Life
Subaccount/3/.....................       NA           NA     (2.65%)   5/15/98
-------------------------------------------------------------------------------
SEC Variable
Annuity Subaccount/4/.............     0.07%       10.37%    17.40%    6/15/95

           Past performance is not an indication of future results.

/1/ Total Returns - Total returns and unit values are subject to fluctuation.
    Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized.

/2/ Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

/3/ Variable Subaccounts - Annuity returns reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges. Life returns do not reflect charges assessed to individual certificate owners.

/4/ SEC Variable Annuity Subaccount - Reflects all fees and expenses and the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh.


12   Small Company Stock Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT
 . . . . .$15.95. . . . . . . .Number of Securities in Portfolio. . . . .605. . .

How does a company's common stock become included in the S&P SmallCap 600 Index?

Standard & Poor's has an Index Committee that is responsible for the management of their indexes which includes deciding which names are added to or removed from the index. A stock must meet many criteria before it is considered for inclusion in the index. Some of the criteria include: certain market capitalization criteria; listing on the NYSE, American Stock Exchange or NASDAQ; stock trading activity for at least six months; and certain liquidity requirements. Companies that meet the criteria are then classified into 10 economic sectors. Stocks are then selected from each sector so that the index reflects the economic breakdown of all the stocks that make up the small-cap universe.

Has the Asian financial crisis continued to take its toll over the period?
While many companies have blamed this crisis for the decline in their earnings, three industries in particular have been most affected. The semiconductor industry has seen decreased demand as many consumers in the Far East are not buying electronic products. The wireless telephone industry has seen dramatically slower growth in the build out of networks into the Far East, as companies are not able to finance growth. The oil and oil-field service industry has been beaten up as the price of a barrel of oil had declined sharply since last fall. While there have been a number of reasons for the declining oil prices, one major reason has been the lack of demand for oil from the Far East. Many uncertainties remain in the Pacific Rim and many more industries may be affected in the future as the crisis continues to be felt around the world.

/s/ Brian J.  Flanagan
Brian J.  Flanagan

PORTFOLIO MANAGER

                               Sector Allocations

                                  [PIE CHART]



                               % of Portfolio
                             6/30/98   12/31/97
                             -------   --------
 .Consumer Non-Durables.......   28%        25%
 .Materials & Services........   19%        19%
 .Finance.....................   17%        20%
 .Technology..................   11%         9%
 .Capital Goods...............    6%         5%
 .Consumer Durables...........    6%         4%
 .Utilities...................    5%         9%
 .Energy......................    3%         5%
 .Transportation..............    3%         3%
 .Short-Term Obligations......    2%         1%
                 ------------------------------
                 Total......  100%       100%

                               5 Largest Holdings

                               % of Portfolio
Security                           6/30/98
---------------------------------------------
DEKALB Genetics Corporation.......  0.8%
First Commercial Corporation......  0.7%
Lincare Holdings, Inc.............  0.6%
Platinum Technology, Inc..........  0.6%
KN Energy, Inc....................  0.6%

                                                              June 30, 1998   13

[LOGO] AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . Total Net Assets . . . . . $13,158,498 . . . . . . . . NAV . . . . . .

International Stock Portfolio

AAL chose Oechsle International Advisors, L.P. (Oechsle) as sub-adviser for this Portfolio. What do you think made your investment management firm stand out?

Oechsle is an independent firm focused exclusively on managing money in international markets. The investment team has built a reputation in this specialty area for stability and consistency with an unusually low turnover of employees. We believe that a solid organizational structure and a disciplined investment approach has been the key to our success.

How is Oechsle International Advisors, L.P.'s investment team organized?

Oechsle's investment professionals undertake research predominantly according to regional assignments. Their analysis is brought together to determine the country allocations and specific security purchases that we believe will capture the best return opportunities while remaining well diversified. The team meets on a daily basis in order to ensure that investment opportunities are appropriately evaluated.

How have international markets performed since inception of the Portfolio, March 2, 1998?

From March through the end of June, a composite of international markets has gained about 5%, but there have been wide variations among regions. Over the same period Europe has gained around 17% while Asia is 12% lower. Europe has continued its strong performance with interest rates generally trending downwards as inflation expectations have been dampened by weaker activity in Asia and as corporate profits have exceeded most expectations. Asia, meanwhile, has suffered another bout of weakness due to unrest in Indonesia, concerns regarding policy in Japan and rumors surrounding a possible devaluation of the Chinese currency.

[PHOTO]

[PHOTO]

How did the Portfolio perform over the same period and what factors affected performance?

Over the same period, the Portfolio gained 9.50%*. Performance was positively impacted by our overweight positions in European markets, particularly France, the Netherlands and Spain. The Portfolio also benefited from being underweight in weak Asian markets, and in the United Kingdom which lagged Europe. Stock selection overall added significantly to performance.

Have you approached Southeast Asia with caution over the period, or have you viewed it more as a good opportunity for investment?

Our ongoing analysis has caused us to remain cautious on Southeast Asia in recent months. We have intensified our scrutiny of potential investments as these markets have declined, but we have generally concluded that the risks will continue to outweigh the rewards for the time being.

* Past performance is not an indication of future results. Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. However, these values reflect the deduction of a 0.54% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days' notice, these total returns would have been lower.

14   International Stock Portfolio Perspective

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

                     Distribution of Common Stock Holdings


                                  [world map]


Canada 1.4%                           Germany 5.3%
$178,082                              $696,661

Mexico 1.9%                           Switzerland 4.4%
$246,633                              $584,448

Brazil 0.6%                           India 0.6%
$76,431                               $80,446

Sweden 1.9%                           Japan 11.7%
$248,120                              $1,535,490

United Kingdom 17.7%                  Hong Kong 1.1%
$2,327,003                            $137,601

Netherlands 14.2%                     Philipines 0.4%
$1,869,618                            $52,988

Belgium 1.7%                          Australia 2.0%
$221,940                              $266,723

France 14.6%                          New Zealand 1.0%
$1,924,666                            $136,826

Portugal 0.9%                         Italy 7.9%
$123,223                              $1,037,823

Spain 5.3%
$702,836

International investing involves additional risks including currency fluctuations, economic and political instability, and accounting standards.

How does the development of a single currency (the "Euro") affect the outlook for Europe?
Efforts to coordinate government policies and financial efficiency across Europe have led to lower interest rates as the introduction of a single currency approaches. In contrast to Southeast Asia, Europe has therefore presented more immediate investment opportunities as interest rates have trended lower, underpinning economic growth, corporate earnings and equity valuations. The single currency should facilitate more efficiency in production and trade across the European markets. Because companies will be able to shift production more easily across the single currency area, it should also encourage governments to maintain sound financial policies in order to foster economic enterprise and employment within their boundaries.

/s/ Kathleen M. Harris
----------------------
    Kathleen M. Harris
    PORTFOLIO MANAGER


/s/ L. Sean Roche
----------------------
    L. Sean Roche
PORTFOLIO MANAGER
                                   Asset Mix
                                  [pie chart]

                                    % of Portfolio
                                        6/30/98
                                Common Stocks................  95.4%
                                Short-Term Obligations.......   4.6%
                                                        ------------
                                                        Total   100%


                         International Stock  Portfolio

                              5  Largest Holdings
                                                                  % of Portfolio
Security                     Country           Industry                6/30/98
--------------------------------------------------------------------------------
VNU                          Netherlands       Publishing/Printing      3.1%

Telefonica SA                Spain             Telephone                3.0%

Group Danone                 France            Food & Beverage          2.9%

Suez Lyonnaise des Eaux      France            Construction             2.9%

Glaxo Wellcome plc           United Kingdom    Drugs                    2.8%

                                                              June 30, 1998   15

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . .Total Net Assets . . . . . . . $24,525,624 . . . . .NAV . . . . . . .

High Yield Bond Portfolio

How have high yield bonds performed over the period ended June 30, 1998, and what factors affected performance?

The high yield bond market, as measured by the Merrill Lynch High Yield Master Index*, had a total return of 1.7% for the quarter ended June 30, 1998. The primary factor driving this performance was the overall decline in interest rates. Ten-year government bond yields declined to 5.45% on June 30, 1998, from 5.67% on March 31, 1998. Lower interest rates have been beneficial to equity valuations. The stock market, as measured by the S&P 500, advanced 3.3% over the past three months. This strong equity market has allowed high yield companies to issue equity and use the proceeds to reduce debt, resulting in financially healthier credits and ratings upgrades. When a company's credit ratings are upgraded (e.g., from "B" to "BB"), the prices of its bonds usually respond favorably. The Portfolio itself registered a total return of 2.19% since inception and 1.28% for the quarter ended June 30, 1998.

* An unmanaged index comprised of over 900 "cash-pay" high yield bonds representative of the high yield market as a whole.


[PHOTO APPEARS HERE]

What's the difference between yield and total return?

Yield is the annual return on an investment (from dividends or interest) expressed as a percentage of either cost or current price. In the case of this Portfolio, yield is the percentage return from monthly dividend payments received. Total return is comprised of both income and price change of the investment over a certain period of time, which is then expressed as a percentage of the original investment.

I was happy to see that AAL added this Portfolio in March, as I viewed it as a chance to further diversify my holdings. How are you managing this new Portfolio?

I also manage The AAL High Yield Bond Fund and I'm managing this Portfolio in a similar manner. The investment objectives are identical with the primary objective being a high level of income and capital appreciation being secondary. The current Portfolio is comprised of 57 investments across 20 different industries. All of these investments are also held in The AAL High Yield Bond Fund. The major risk facing high yield bond investors is that of default. The effect on the value of the bonds of a company in default can be quite negative. In order to reduce this risk, we continually monitor our investments by talking to management, research analysts and industry experts. We also take a diversified approach to the market. With


  Beginning NAV     Annual Income  Yield   Ending NAV  Price Change   Total Return
Example 1
$10.00/per share        $1.00       10%      $10.50         +5%            15%
Example 2
$10.00/per share        $1.00       10%      $ 9.50         -5%             5%

This hypothetical example shows the yield and total return on an investment in a bond fund over a one-year period based on initial $10.00 NAV.

16   High Yield Bond Portfolio Perspective

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

 . . . . . $9.93 . . . . . Number of Securities in Portfolio . . . . . 57 . . . .


over 50 positions in the Portfolio, the effect of one default will not seriously hurt the performance of the entire Portfolio. The default rate for the market over the past year was 2.6%, which compares to the historic average of 3.7%.** As the Portfolio's assets grow, I will diversify the Portfolio by increasing the number of positions from the current level to between 80 and 100.

** Moody's, Merrill Lynch, Credit Suisse First Boston.

I've heard that high yield bonds act more like stocks than bonds. Is this true?

High yield bonds are generally viewed as a hybrid between stocks and bonds. They have debt-like characteristics, such as fixed interest rates and a final maturity, but they trade on specific company news, as do stocks. The credit quality rating of the bond also can be a factor. Higher-quality bonds rated BB are a notch below investment grade, and are more sensitive to the movement in overall interest rates. Lower-quality bonds rated B or CCC are most affected by a company's fundamentals such as profitability and sales growth.


/s/ David G. Carroll

David G. Carroll
PORTFOLIO MANAGER

                              5 Largest Holdings
                              ------------------

                                          Interest  Maturity  % of Portfolio
Security                                    Rate      Date        6/30/98
----------------------------------------------------------------------------
Algoma Steel Corporation................  12.375%    7/15/05       2.3%

Grand Casinos, Inc......................  10.125%    12/1/03       2.2%

Day International Group, Inc............  11.125%     6/1/05       2.2%

Spanish Broadcasting Systems, Inc.......  11.000%    3/15/04       2.2%

Trident Automotive Group, Inc...........  10.000%   12/15/05       2.2%


                                   Asset Mix
                                   ---------

                                  [PIE CHART]

                                                  % of Portfolio
                                                     6/30/98
                                                     -------
 . Long-Term Obligations.........................      97.5%
 . Short-Term Obligations........................       2.5%
                                                 ----------
                                                 Total 100%

                                Credit Quality
                                --------------

                              Average Quality: B+

                                  [PIE CHART]

                                                  % of Portfolio
                                                      6/30/98
                                                      -------
 . BB............................................        22%
 . B.............................................        76%
 . CCC...........................................        2%
                                                 ----------
                                                 Total 100%

                                   Maturity
                                   --------

                          Average Maturity: 8.0 Years

                                                              June 30, 1998   17

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

AAL Variable Product Money Market Portfolio
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective
The Portfolio seeks to provide maximum current income, to the extent consistent with liquidity and a stable net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.


Principal    Short-Term              Interest   Maturity    Market
Amount       Obligations (101.7%)    Rate*      Date        Value
======================================================================
$1,000,000   Abbott Laboratories........5.490%    7/1/98    $1,000,000

   450,000   Alabama Power
             Company....................5.500     7/8/98       449,519

   767,000   Bell Atlantic
             Network Funding............5.520     7/13/98      765,589

 1,300,000   Bell South
             Telecommunications.........5.490     7/23/98    1,295,639

 1,189,000   Beneficial
             Corporation................5.590     7/22/98    1,185,123

 1,250,000   Carolina Power &
             Light, Inc.................5.510     7/6/98     1,249,044

 1,250,000   Colgate-Palmolive
             Company....................5.500     7/8/98     1,248,663

 1,036,000   Consolidated
             Natural Gas................5.500     7/10/98    1,034,576

   300,000   CountryWide
             Home, Inc..................5.580     7/31/98      298,605

 1,000,000   CountryWide
             Home, Inc..................5.520     8/14/98      993,253

   123,000   E.I. Dupont de Nemours
             & Company..................5.510      7/9/98      122,850

   629,000   E.I. Dupont de Nemours
             & Company..................5.520     7/15/98      627,650

   462,000   E.I. Dupont de Nemours
             & Company..................5.540     7/16/98      460,934

   618,000   Ford Motor Credit
             Company....................5.520     7/15/98      616,673

   635,000   Ford Motor Credit
             Company....................5.520     7/21/98      633,053

 1,250,000   Gannett Company............5.480     7/14/98    1,247,526

$  942,000   General Electric Capital
             Corporation................5.530%    7/16/98   $  939,830

   411,000   General Electric Capital
             Corporation................5.550     7/23/98      409,606

   665,000   General Motors Acceptance
             Corporation................5.540     7/13/98      663,772

   525,000   General Signal
             Corporation................5.700     7/16/98      523,753

 1,250,000   Goldman, Sachs &
             Company....................5.510      7/9/98    1,248,470

 1,000,000   GTE Corporation............5.660      7/8/98      998,899

 1,297,000   H.J. Heinz Company.........5.530     8/11/98    1,288,832

 1,200,000   Household Finance
             Corporation................5.560     7/27/98    1,195,181

   365,000   IBM Credit
             Corporation................5.510     7/10/98      364,497

   855,000   IBM Credit
             Corporation................5.500     7/28/98      851,473

 1,250,000   J.C. Penney Funding
             Corporation................5.520     7/20/98    1,246,358

   603,000   Kellogg Company............5.520     7/24/98      600,874

 1,250,000   Merrill Lynch &
             Company, Inc...............5.530      7/2/98    1,249,808

   439,000   Motorola, Inc..............5.550     7/21/98      437,646

   500,000   Motorola, Inc..............5.500     9/18/98      493,965

 1,200,000   New England Power
             Company....................5.530     7/17/98    1,197,051

 1,000,000   SBC
             Communications, Inc........5.440      7/7/98      999,092

The accompanying notes to the financial statements are an integral part of this schedule.

18   Money Market Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal         Short-Term               Interest  Maturity   Market
Amount            Obligations (101.7%)     Rate*     Date       Value
-------------------------------------------------------------------------
    $785,000      Sears Roebuck Acceptance
                  Corporation..............5.520%     7/28/98    $781,750
     363,000      Walt Disney Company......5.580       7/7/98     362,662
   1,027,000      Xerox Corporation........5.520      7/24/98   1,023,377
                  -------------------------------------------------------
                  Total Short-Term Obligations (101.7%)
                  (amortized cost $30,105,593).................30,105,593
                  =======================================================
                  Other Assets,
                  Less Liabilities (-1.7%).......................(510,842)
                  =======================================================
                  Net Assets (100.0%).........................$29,594,751
                  =======================================================

*The interest rate shown reflects the coupon rate, or, for the securities purchased at a discount, the discount rate at the date of purchase.



The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   19

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

     AAL Variable Product Bond Portfolio
     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

     Investment Objective
     ....................

     The Portfolio seeks to achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.


Principal      Long-Term                  Interest   Maturity   Market
Amount         Obligations (97.0%)        Rate       Date       Value
========================================================================
U.S. Government Obligations (39.1%)
 ...................................

  $300,000     U.S. Treasury Notes........6.750%      5/31/99   $303,188
   315,000     U.S. Treasury Notes........6.750       6/30/99    318,740
   300,000     U.S. Treasury Notes........6.875       7/31/99    304,125
   300,000     U.S. Treasury Notes........5.875       8/31/99    301,031
   300,000     U.S. Treasury Notes........7.125       9/30/99    305,625
   250,000     U.S. Treasury Notes........7.500      10/31/99    256,172
   275,000     U.S. Treasury Notes........7.750      11/30/99    283,164
   275,000     U.S. Treasury Notes........7.750      12/31/99    283,594
   250,000     U.S. Treasury Notes........7.750       1/31/00    258,203
   260,000     U.S. Treasury Notes........7.125       2/29/00    266,500
   100,000     U.S. Treasury Notes........6.875       3/31/00    102,219
   250,000     U.S. Treasury Notes........5.875       6/30/00    251,797
   300,000     U.S. Treasury Notes........6.125       9/30/00    303,750
   250,000     U.S. Treasury Notes........8.500      11/15/00    266,328
   240,000     U.S. Treasury Notes........7.750       2/15/01    252,825
   285,000     U.S. Treasury Notes........8.000       5/15/01    303,436
   200,000     U.S. Treasury Notes........7.875       8/15/01    213,125
   150,000     U.S. Treasury Notes........5.875      11/30/01    151,500
   175,000     U.S. Treasury Notes........6.500       5/31/02    180,797
   250,000     U.S. Treasury Notes........5.750      10/31/02    252,031
   200,000     U.S. Treasury Notes........6.250       2/15/03    205,812
   250,000     U.S. Treasury Notes........5.750       8/15/03    252,656
   265,000     U.S. Treasury Notes........7.250       5/15/04    287,525
   250,000     U.S. Treasury Notes........7.250       8/15/04    272,109
   160,000     U.S. Treasury Notes........7.500       2/15/05    177,150
   280,000     U.S. Treasury Notes........7.000       7/15/06    305,900
   250,000     U.S. Treasury Notes........6.500      10/15/06    265,547
   200,000     U.S. Treasury Notes........6.250       2/15/07    209,500
   250,000     U.S. Treasury Bonds.......10.375      11/15/12    334,844
   250,000     U.S. Treasury Bonds........9.875      11/15/15    364,219
   250,000     U.S. Treasury Bonds........7.250       5/15/16    292,969
   275,000     U.S. Treasury Bonds........7.500      11/15/16    330,172
   250,000     U.S. Treasury Bonds........8.750       5/15/17    336,719
   250,000     U.S. Treasury Bonds........8.125       8/15/19    322,656
   100,000     U.S. Treasury Bonds........8.250       2/15/20    134,062
   275,000     U.S. Treasury Bonds........7.875       2/15/21    348,992
    80,000     U.S. Treasury Bonds........8.125       5/15/21    104,175
   290,000     U.S. Treasury Bonds........7.625      11/15/22    361,503
   250,000     U.S. Treasury Bonds........7.125       2/15/23    295,703
   250,000     U.S. Treasury Bonds........6.250       8/15/23    267,578
   260,000     U.S. Treasury Bonds........7.500      11/15/24    322,481
   250,000     U.S. Treasury Bonds........6.875       8/15/25    289,609
   300,000     U.S. Treasury Bonds........6.750       8/15/26    343,500
   200,000     U.S. Treasury Bonds........6.625       2/15/27    225,937

               ---------------------------------------------------------
               Total U.S. Government
               Obligations....................................11,809,468
               =========================================================

U.S. Government Agency Obligations (35.9%)
 ..........................................

   245,000     Federal Home Loan
               Bank Debentures............5.440      10/15/03    242,075
   250,000     Federal Home Loan
               Bank Debentures............6.500      11/29/05    262,103
   255,000     Federal Home Loan
               Mortgage Corporation
               Gold 7-Yr. Balloon.........6.520        1/2/02    261,797

The accompanying notes to the financial statements are an integral part of this schedule.

20   Bond Portfolio Schedule of Investments (Unaudited)

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal    Long-Term               Interest  Maturity  Market
Amount       Obligations (97.0%)     Rate      Date      Value
================================================================

U.S. Government Agency Obligations--continued
 .............................................
  $142,363   Federal Home Loan
             Mortgage Corporation
             Gold 7-Yr. Balloon.......7.000%    7/1/02   $144,649

   143,989   Federal Home Loan
             Mortgage Corporation
             15-Yr. Pass Through......7.000     1/1/11    146,623

   247,085   Federal Home Loan
             Mortgage Corporation
             15-Yr. Pass Through......7.000     5/1/28    250,836

   207,229   Federal Home Loan
             Mortgage Corporation
             30-Yr. Pass Through......7.000     6/1/26    210,410

   210,831   Federal Home Loan
             Mortgage Corporation
             30-Yr. Pass Through......7.500    10/1/27    216,064

   242,836   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.6.500     1/1/13    244,424

   193,185   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.6.500     4/1/24    193,382

   174,972   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.7.500     8/1/25    179,421

   214,356   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.8.500    11/1/25    224,008

   132,989   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.8.000     1/1/26    137,528

   232,808   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.7.000     4/1/27    236,353

   247,065   Federal Home Loan
             Mortgage Corporation
             Gold 30-Yr. Pass Through.9.000    3/15/28    261,446

   250,000   Federal National
             Mortgage Association
             Global Bond..............7.875    2/24/05    279,641

   250,000   Federal National
             Mortgage Association
             Notes....................9.050    4/10/00    264,044

   250,000   Federal National
             Mortgage Association
             Notes....................6.450    4/23/01    255,015

   250,000   Federal National
             Mortgage Association
             Notes....................7.500    2/11/02    264,719

   237,685   Federal National
             Mortgage Association
             7-Yr. Balloon............6.500    10/1/03    239,919

   216,212   Federal National
             Mortgage Association
             15-Yr. Pass Through......6.000     4/1/11    214,033

   197,805   Federal National
             Mortgage Association
             15-Yr. Pass Through......7.500     7/1/11    203,256

   188,454   Federal National
             Mortgage Association
             15-Yr. Pass Through......8.000     7/1/12    194,460

   146,753   Federal National
             Mortgage Association
             15-Yr. Pass Through......7.000     9/1/12    149,401

   138,232   Federal National
             Mortgage Association
             30-Yr. Pass Through.....10.500     8/1/20    153,577

    78,739   Federal National
             Mortgage Association
             30-Yr. Pass Through......9.000     2/1/25     83,140

   123,249   Federal National
             Mortgage Association
             30-Yr. Pass Through......8.500    12/1/25    128,650

   190,642   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.500     1/1/26    195,524

   233,028   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.000     2/1/26    236,413

   222,274   Federal National
             Mortgage Association
             30-Yr. Pass Through......6.500     5/1/26    221,779

   191,549   Federal National
             Mortgage Association
             30-Yr. Pass Through......8.000     9/1/26    198,276

   204,219   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.500     2/1/27    209,516

   211,126   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.000     3/1/27    214,193

   247,487   Federal National
             Mortgage Association
             30-Yr. Pass Through......6.500     8/1/27    246,569

   236,405   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.500    11/1/27    242,516

   221,795   Federal National
             Mortgage Association
             30-Yr. Pass Through......7.000     1/1/28    224,991

   249,760   Federal National
             Mortgage Association
             30-Yr. Pass Through......6.000     5/1/28    243,096

The accompanying notes to the financial statements are an integral part of this schedule.
                                                              June 30, 1998   21

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal    Long-Term               Interest  Maturity  Market
Amount       Obligations (97.0%)     Rate      Date      Value
=================================================================

U.S. Government Agency Obligations--continued
 .............................................
  $184,537   Government National
             Mortgage Association
             30-Yr. Pass Through......6.500%    6/15/09  $186,543

   195,245   Government National
             Mortgage Association
             30-Yr. Pass Through......7.500     3/15/23   200,995

   189,595   Government National
             Mortgage Association
             30-Yr. Pass Through......7.000     1/15/24   193,095

   153,345   Government National
             Mortgage Association
             30-Yr. Pass Through......9.000     9/15/24   164,557

   173,906   Government National
             Mortgage Association
             30-Yr. Pass Through......8.000     6/15/25   180,344

   242,076   Government National
             Mortgage Association
             30-Yr. Pass Through......6.000     5/15/26   236,767

   213,805   Government National
             Mortgage Association
             30-Yr. Pass Through......8.000     9/15/26   221,552

   222,597   Government National
             Mortgage Association
             30-Yr. Pass Through......8.000    10/15/26   230,663

   140,556   Government National
             Mortgage Association
             30-Yr. Pass Through......8.500    12/15/26   148,240

   203,828   Government National
             Mortgage Association
             30-Yr. Pass Through......7.500     3/15/27   209,476

   240,241   Government National
             Mortgage Association
             30-Yr. Pass Through......7.500    10/15/27   246,898

   248,401   Government National
             Mortgage Association
             30-Yr. Pass Through......7.000    11/15/27   252,420

   250,000   Private Export Funding
             Corporation..............6.240     5/15/02   255,012

   250,000   Tennessee Valley
             Authority................6.000     11/1/00   251,907
             ----------------------------------------------------
             Total U.S. Government
             Agency Obligations........................10,852,316
             ====================================================

Asset-Backed Securities (0.8%)
 ..............................
   250,000   NationsBank Credit Card
             Trust Certificate........6.000    12/15/05   252,208
             ----------------------------------------------------
             Total Asset-Backed Securities................252,208
             ====================================================

Corporate Obligations (16.3%)
 .............................
   225,000   Abbott
             Laboratories Notes.......6.800     5/15/05   236,507

   250,000   American Express
             Company Senior Notes.....6.750      6/1/01   255,917

   250,000   Archer-Daniels-Midland
             Company..................8.125      6/1/12   295,203

   250,000   Browning-Ferris
             Industries, Inc.
             Senior Notes.............6.375     1/15/08   251,491

   250,000   Columbia Gas
             Systems Notes............7.320    11/28/10   263,640

   250,000   Commercial Credit
             Company Notes............6.625    11/15/06   256,777

   250,000   Crown Cork &
             Seal Notes...............6.750     4/15/03   255,361

   250,000   Enron Corporation
             Notes....................6.875    10/15/07   258,425

   250,000   Enterprise Oil Notes.....6.500      5/1/05   253,951

   250,000   First Bank System
             Notes....................7.625      5/1/05   270,879

   250,000   Ford Motor Credit
             Corporation Notes........8.200     2/15/02   266,826

   250,000   Foster Wheeler
             Corporation Notes........6.750    11/15/05   252,342

   250,000   General Electric
             Corporation Notes........8.750     5/21/07   296,439

   200,000   General Motors
             Acceptance
             Corporation Notes........9.625    12/15/01   222,102

   250,000   Household Finance
             Corporation Notes........6.875      3/1/03   256,763

   300,000   IBM Corporation Notes....7.250     11/1/02   314,686

   250,000   PepsiCo, Inc. Notes......5.700     11/1/08   244,557

   200,000   Tosco Corporation
             First Mortgage Bonds.....9.625     3/15/02   221,975

   225,000   Xerox
             Corporation Notes........9.750     3/15/00   238,403
             ----------------------------------------------------
             Total Corporate Obligations................4,912,244
             ====================================================

The accompanying notes to the financial statements are an integral part of this schedule.

22   Bond Portfolio Schedule of Investments (Unaudited)

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal    Long-Term               Interest  Maturity  Market
Amount       Obligations (97.0%)     Rate      Date      Value
=================================================================

Utility Bonds (1.6%)
 ....................
  $200,000   Baltimore Gas &
             Electric Company
             First Refunding
             Mortgage Bonds...........7.500%    1/15/07  $217,663

   250,000   Texas Utilities
             Company First
             Mortgage Bonds...........7.375      8/1/01   258,824
             ----------------------------------------------------
             Total Utility Bonds..........................476,487
             ====================================================

Canadian Government Securities (3.3%)
 .....................................
   250,000   Province of Manitoba
             Debentures...............6.125     1/19/04   251,107

   250,000   Province of Nova
             Scotia Debentures........7.250     7/27/13   272,232

   200,000   Province of Ontario
             Senior Global Bond.......6.125     6/28/00   201,066

   250,000   Province of Quebec
             Global Bond.............11.000     6/15/15   280,363
             ----------------------------------------------------
             Total Canadian
             Government Securities......................1,004,768
             ====================================================
             ----------------------------------------------------
             Total Long-Term Obligations
             (amortized cost basis $25,880,246)........29,307,491
             ====================================================

Principal    Short-Term              Interest  Maturity  Market
Amount       Obligations (1.9%)      Rate*     Date      Value
=================================================================
  $556,000   Merrill Lynch &
             Company, Inc............6.120%     7/1/98   $556,000
             ----------------------------------------------------
             Total Short-Term Obligations
             (amortized cost basis $556,000)..............556,000
             ====================================================
             ----------------------------------------------------
             Total Investments (98.9%)
             (amortized cost basis $29,194,702)........29,863,491
             ====================================================
             ----------------------------------------------------
             Other Assets,
             Less Liabilities (1.1%)......................343,776
             ====================================================
             ----------------------------------------------------
             Net Assets (100.0%)......................$30,207,267
             ====================================================

*The interest rate shown reflects the coupon rate, or, for the securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   23

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUALREPORT


                    AAL Variable Product Balanced Portfolio

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective

The Portfolio seeks to achieve investment results that reflect investment in common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the Large Company Stock, Bond and Money Market Portfolios, respectively.

Shares    Common Stocks (53.1%)                 Market Value
============================================================
Aerospace (0.9%)

   1,900  BF Goodrich Company...................  $   94,288
  26,428  Boeing Company........................   1,177,698
   3,300  General Dynamics Corporation..........     153,450
   5,200  Lockheed Martin Corporation...........     550,550
   1,800  Northrop Grumman Corporation..........     185,625
   8,900  Raytheon Company......................     526,212
   5,300  Rockwell International Corporation....     254,731
   4,400  Textron, Inc..........................     315,425
   3,200  TRW, Inc..............................     174,800
   6,200  United Technologies Corporation.......     573,500
          --------------------------------------------------
          Total Aerospace.......................   4,006,279
          ==================================================

Air Transportation (0.3%)

   4,900  AMR Corporation*......................     407,925
   2,000  Delta Air Lines, Inc..................     258,500
   4,220  Federal Express Corporation*..........     264,805
   5,750  Southwest Airlines Company............     170,344
   2,500  USAir Group, Inc.*....................     198,125
          --------------------------------------------------
          Total Air Transportation..............   1,299,699
          ==================================================

Apparel (0.2%)

   1,900  Fruit of the Loom, Inc.*..............      63,056
   1,700  Liz Claiborne, Inc....................      88,825
   7,600  Nike, Inc.............................     370,025
   1,400  Reebok International, Ltd.............      38,763
     900  Russell Corporation...................      27,169
     500  Springs Industries, Inc...............      23,062
   3,200  V F Corporation.......................    $164,800
          --------------------------------------------------
Total Apparel...................................     775,700
          ==================================================

Banking (4.9%)

   9,195  Associates First Capital Corporation..     706,866
  18,507  Banc One Corporation..................   1,032,922
  18,400  BankAmerica Corporation...............   1,590,450
   7,800  BankBoston Corporation................     433,875
   2,600  Bankers Trust New York Corporation....     301,763
   9,900  Bank of New York Company, Inc.........     600,806
   3,800  BB&T Corporation......................     256,975
  22,380  Chase Manhattan Corporation...........   1,689,690
  12,100  Citicorp..............................   1,805,925
   4,200  Comerica, Inc.........................     278,250
   2,800  Countrywide Credit Industries, Inc....     142,100
   6,100  Fifth Third Bancorp...................     384,300
   7,743  First Chicago NBD Corporation.........     686,223
  25,510  First Union Corporation...............   1,485,958
   7,256  Fleet Financial Group, Inc............     605,876
   6,600  Franklin Resources, Inc...............     356,400
   5,000  Huntington Bancshares, Inc............     167,500
   4,800  J.P. Morgan & Company, Inc............     562,200
  11,600  Keycorp...............................     413,250
   6,800  Mellon Bank Corporation...............     473,450
   3,400  Mercantile Bancorporation, Inc........     171,275
   8,700  National City Corporation.............     617,700
  24,935  NationsBank Corporation...............   1,907,528
   3,000  Northern Trust Corporation............     228,750
  19,900  Norwest Corporation...................     743,762

The accompanying notes to the financial statements are an integral part of this schedule.



24   Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares   Common Stocks (53.1%)                                      Market Value
================================================================================
Banking--continued
 8,000   PNC Bank Corporation ....................................   $   430,500
 2,600   Providian Financial Corporation .........................       204,262
 3,000   Republic New York Corporation ...........................       188,812
 4,600   Summit Bancorp ..........................................       218,500
 5,600   Suntrust Banks, Inc. ....................................       455,350
 6,950   Synovus Financial Corp. .................................       165,062
19,489   U.S. Bancorp ............................................       838,027
 5,500   Wachovia Corporation ....................................       464,750
10,205   Washington Mutual, Inc. .................................       443,280
 2,366   Wells Fargo & Company ...................................       873,054
         -----------------------------------------------------------------------
         Total Banking ...........................................    21,925,391
         =======================================================================

Brokerage (0.6%)
 6,950   Charles Schwab Corporation ..............................       225,875
 2,700   Lehman Brothers Holdings, Inc. ..........................       209,419
 8,900   Merrill Lynch & Company, Inc. ...........................       821,025
15,695   Morgan Stanley, Dean Witter, Discover and Company .......     1,434,130
         -----------------------------------------------------------------------
         Total Brokerage .........................................     2,690,449
         =======================================================================

Business Machines (4.5%)
 9,300   3Com Corporation* .......................................       285,394
 3,500   Apple Computer, Inc. ....................................       100,406
 1,200   Autodesk, Inc. ..........................................        46,350
 5,800   Bay Networks, Inc.* .....................................       187,050
 4,100   Cabletron Systems, Inc.* ................................        55,094
 1,900   Ceridian Corporation* ...................................       111,625
26,950   Cisco Sytems, Inc.* .....................................     2,481,084
43,700   Compaq Computers, Inc. ..................................     1,239,988
 1,200   Data General Corporation* ...............................        17,925
17,300   Dell Computer Corporation* ..............................     1,605,656
 4,000   Gateway 2000, Inc.* .....................................       202,500
11,100   HBO & Company ...........................................       391,275
 3,400   Honeywell, Inc. .........................................       284,113
 3,500   Ikon Office Solutions ...................................        50,969
25,800   International Business Machines Corporation .............     2,962,162
64,500   Microsoft Corporation* ..................................     6,990,188
 9,200   Novell, Inc.* ...........................................       117,300
26,050   Oracle Systems Corporation* .............................       639,853
 6,700   Parametric Technology Company* ..........................       181,737
 7,400   Pitney-Bowes, Inc. ......................................       356,125
 6,400   Seagate Technology, Inc.* ...............................       152,400
 4,900   Silicon Graphics, Inc.* .................................        59,412
 9,900   Sun Microsystems, Inc.* .................................       430,031
 6,600   Unisys Corporation* .....................................       186,450
 8,700   Xerox Corporation .......................................       884,138
         -----------------------------------------------------------------------
         Total Business Machines .................................    20,019,225
         =======================================================================

Business Services (1.0%)
 8,000   Automatic Data Processing, Inc. .........................       583,000
 4,978   Browning-Ferris Industries, Inc. ........................       172,986
 4,200   Cognizant Corporation ...................................       264,600
14,375   Computer Associates International, Inc. .................       798,711
 4,100   Computer Sciences Corporation* ..........................       262,400
 2,100   Deluxe Corporation ......................................        75,206
 4,500   Dun & Bradstreet Corporation ............................       162,563
 3,400   Ecolab, Inc. ............................................       105,400
11,300   First Data Corporation ..................................       376,431
 3,900   General Instrument Corporation* .........................       106,031
 2,700   H.R. Block, Inc. ........................................       113,737
 3,300   Interpublic Group of Companies, Inc. ....................       200,269
 8,700   Laidlaw, Inc. ...........................................       106,031
 2,300   Moore Corporation, Ltd. .................................        30,475
 1,100   National Service Industries, Inc. .......................        55,963
 4,200   Omnicom Group, Inc. .....................................       209,475
   700   Shared Medical Systems Corporation ......................        51,406
 4,300   State Street Corporation ................................       298,850
11,983   Waste Management, Inc. ..................................       419,405
         -----------------------------------------------------------------------
         Total Business Services .................................     4,392,939
         =======================================================================

Chemicals (1.4%)
 6,300   Air Products & Chemicals, Inc. ..........................       252,000
 2,100   Eastman Chemical Company ................................       130,725
30,000   E.I. Du Pont de Nemours & Company .......................     2,238,750
 1,500   Great Lakes Chemical Corporation ........................        59,156
 2,500   Hercules, Inc. ..........................................       102,813
10,900   Minnesota Mining and Manufacturing Company ..............       895,844
15,600   Monsanto Company ........................................       871,650
 3,400   Morton International, Inc. ..............................        85,000
 1,700   Nalco Chemical Company ..................................        59,712
 4,800   PPG Industries, Inc. ....................................       333,900
 4,100   Praxair, Inc. ...........................................       191,931
 1,700   Rohm & Haas Company .....................................       176,694


              The accompanying notes to the financial statements
                    are an integral part of this schedule.


                                                              June 30, 1998   25

              SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares   Common Stocks (53.1%)                                      Market Value
================================================================================
Chemicals--continued
 2,600   Sigma-Aldrich Corporation ...............................   $    91,325
 6,100   The Dow Chemical Company ................................       589,794
 3,200   Union Carbide Corporation ...............................       170,800
 1,900   W.R. Grace & Company ....................................        32,419
         -----------------------------------------------------------------------
         Total Chemicals .........................................     6,282,513
         =======================================================================

Construction (0.2%)
 1,100   Armstrong World Industries, Inc. ........................        74,113
 1,500   Centex Corporation ......................................        56,625
 1,200   Crane Company ...........................................        58,275
 2,200   Fluor Corporation .......................................       112,200
 1,000   Kaufman & Broad Home Corporation ........................        31,750
 4,300   Masco Corporation .......................................       260,150
 1,400   Owens-Corning Fiberglass Corporation ....................        57,137
 1,200   Pulte Corporation .......................................        35,850
 4,500   Sherwin-Williams Company ................................       149,062
 2,300   Stanley Works ...........................................        95,594
         -----------------------------------------------------------------------
         Total Construction ......................................       930,756
         =======================================================================

Consumer Durables (0.1%)
 2,500   Black & Decker Corporation ..............................       152,500
 2,500   Maytag Corporation ......................................       123,437
 4,200   Newell Company ..........................................       209,213
 1,600   Tupperware Corporation ..................................        45,000
 2,000   Whirlpool Corporation ...................................       137,500
         -----------------------------------------------------------------------
         Total Consumer Durables .................................       667,650
         =======================================================================

Containers (0.1%)
   700   Ball Corporation ........................................        28,131
 1,400   Bemis Company, Inc. .....................................        57,225
 3,300   Crown Cork & Seal Company, Inc. .........................       156,750
 4,000   Owens-Illinois, Inc.* ...................................       179,000
 2,164   Sealed Air Corporation* .................................        79,527
 2,600   Stone Container Corporation .............................        40,625
         -----------------------------------------------------------------------
         Total Containers ........................................       541,258
         =======================================================================

Cosmetics (1.4%)
 1,500   Alberto-Culver Company ..................................        43,500
 3,500   Avon Products, Inc. .....................................       271,250
 2,800   Clorox Company ..........................................       267,050
 7,900   Colgate-Palmolive Company ...............................       695,200
29,600   Gillette Company ........................................     1,677,950
 2,800   International Flavors and Fragrances, Inc. ..............       121,625
35,600   Procter & Gamble Company ................................     3,241,825
         -----------------------------------------------------------------------
         Total Cosmetics .........................................     6,318,400
         =======================================================================

Credit Cards (0.1%)
 3,900   Equifax, Inc.............................................       141,619
         -----------------------------------------------------------------------
         Total Credit Cards ......................................       141,619
         =======================================================================

Drugs & Medicine (6.3%)
40,400   Abbott Laboratories .....................................     1,651,350
 1,700   Allergan, Inc. ..........................................        78,837
 2,200   Alza Corporation* .......................................        95,150
34,300   American Home Products Corporation ......................     1,775,025
 6,900   Amgen, Inc.* ............................................       451,088
 1,400   Bausch & Lomb, Inc. .....................................        70,175
 7,400   Baxter International, Inc. ..............................       398,212
 3,300   Becton, Dickinson and Company ...........................       256,163
 2,900   Biomet, Inc. ............................................        95,881
 5,100   Boston Scientific Corporation ...........................       365,288
26,400   Bristol-Myers Squibb Company ............................     3,034,350
 3,000   Cardinal Health, Inc. ...................................       281,250
17,050   Columbia/HCA Healthcare Corporation .....................       496,581
 1,500   C.R. Bard, Inc. .........................................        57,094
29,400   Eli Lilly & Company .....................................     1,942,238
 4,000   Guidant Corporation .....................................       285,250
10,400   HEALTHSOUTH Corporation* ................................       277,550
 4,300   Humana, Inc.* ...........................................       134,106
35,700   Johnson & Johnson .......................................     2,632,875
 1,900   Mallinckrodt Group, Inc. ................................        56,406
 1,600   Manor Care, Inc. ........................................        61,500
12,400   Medtronic, Inc. .........................................       790,500
31,800   Merck & Company, Inc. ...................................     4,253,250
34,300   Pfizer, Inc. ............................................     3,727,981
13,380   Pharmacia & Upjohn, Inc. ................................       617,153
19,400   Schering-Plough Corporation .............................     1,777,525
 2,195   St. Jude Medical, Inc.* .................................        80,803


              The accompanying notes to the financial statements
                    are an integral part of this schedule.


26   Balanced Portfolio Schedule of Investments (Unaudited)

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares  Common Stocks (53.1%)                         Market Value
--------------------------------------------------------------------
Drugs & Medicine--continued
---------------------------
      8,100  Tenet Healthcare Corporation*.........       $253,125
      5,000  United Healthcare Corporation.........        317,500
      2,000  U.S. Surgical Corporation.............         91,250
     21,600  Warner-Lambert Company................      1,498,500
             -----------------------------------------------------
             Total Drugs & Medicine................     27,903,956
             =====================================================
Electronics (1.9%)
------------------
      2,100  Adobe Systems, Inc....................         89,119
      3,700  Advanced Micro Devices, Inc.*.........         63,131
      5,728  AMP, Inc..............................        196,900
      9,600  Applied Materials, Inc.*..............        283,200
      1,100  EG&G, Inc.............................         33,000
     13,100  EMC Corporation*......................        587,044
      1,200  General Signal Corporation............         43,200
      2,100  Harris Corporation....................         93,844
     27,500  Hewlett-Packard Company...............      1,646,562
     43,400  Intel Corporation.....................      3,217,025
      3,700  LSI Logic Corporation*................         85,331
      5,600  Micron Technology, Inc................        138,950
     15,800  Motorola, Inc.........................        830,488
      4,300  National Semiconductor Corporation*...         56,706
      1,300  Perkin Elmer Corporation..............         80,844
      2,000  Scientific-Atlanta, Inc...............         50,750
      1,250  Tektronix, Inc........................         44,219
      4,900  Tellabs, Inc.*........................        350,962
     10,300  Texas Instruments, Inc................        600,619
      4,200  Thermo Electron Corporation*..........        143,587
      1,400  Thomas & Betts Corporation............         68,950
             -----------------------------------------------------
             Total Electronics.....................      8,704,431
             =====================================================
Energy & Utilities (1.6%)
-------------------------
      3,600  Ameren Corporation....................        143,100
      5,000  American Electric Power Company.......        226,875
      3,900  Baltimore Gas & Electric Company......        121,144
      3,900  Carolina Power & Light Company........        169,163
      5,600  Central & Southwest Corporation.......        150,500
      4,100  CINergy Corporation...................        143,500
      2,900  Coastal Corporation...................        202,456
      2,250  Columbia Gas System, Inc..............        125,156
      6,200  Consolidated Edison, Inc..............        285,588
      2,500  Consolidated Natural Gas Company......        147,187
      5,100  Dominion Resources, Inc...............        207,825
      3,800  DTE Energy Company....................        153,425
      9,611  Duke Energy Corporation...............        569,452
     10,000  Edison International..................        295,625
      8,600  Enron Corporation.....................        464,938
      6,400  Entergy Corporation...................        184,000
      6,000  FirstEnergy Corporation...............        184,500
      4,900  FPL Group, Inc........................        308,700
      3,300  General Public Utilities Corporation..        124,781
      7,424  Houston Industries, Inc...............        229,216
      3,800  Niagara Mohawk Power Corporation......         56,763
      1,200  Nicor, Inc............................         48,150
      3,900  Northern States Power Company.........        111,637
        800  ONEOK, Inc............................         31,900
     11,100  Pacific Gas & Electric Company........        350,344
      7,800  PacifiCorp............................        176,475
      5,800  Peco Energy Company...................        169,288
        900  Peoples Energy Corporation............         34,762
      4,300  P P & L Resources, Inc................         97,556
      6,100  Public Service Enterprise.............        210,069
      2,900  Sonat, Inc............................        112,012
     18,200  Southern Company......................        503,912
      6,470  Texas Utilities Company...............        269,314
      5,700  Unicom Corporation....................        199,856
     10,800  Williams Companies, Inc...............        364,500
             -----------------------------------------------------
             Total Utilities & Energy..............      7,173,669
             =====================================================
Energy--Raw Materials (0.5%)
----------------------------
      4,400  Baker Hughes, Inc.....................        152,075
      4,667  Burlington Resources, Inc.............        200,973
      4,600  Dresser Industries, Inc...............        202,688
        500  Eastern Enterprises...................         21,437
      6,900  Halliburton Company...................        307,481
      1,500  McDermott International, Inc..........         51,656
      8,900  Occidental Petroleum Corporation......        240,300
     13,200  Schlumberger, Ltd.....................        901,725
      6,632  Union Pacific Resources Group, Inc....        116,475
      1,500  Western Atlas, Inc.*..................        127,312
             -----------------------------------------------------
             Total Energy--Raw Materials...........      2,322,122
             =====================================================

The accompanying notes to the financial statements are an integral part of this schedule.


                                                              June 30, 1998   27

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares  Common Stocks (53.1%)                           Market Value
======================================================================

Entertainment (0.1%)
 ....................

           6,700  Marriott International, Inc..........       $216,912
           4,700  Mirage Resorts, Inc.*................        100,169

                  ----------------------------------------------------
                  Total Entertainment..................        317,081
                  ====================================================

Food & Agriculture (3.1%)
 .........................

          15,072  Archer-Daniels-Midland Company.......        292,020
           7,600  BestFoods............................        441,275
          12,000  Campbell Soup Company................        637,500
          65,500  Coca-Cola Company....................      5,600,250
          12,500  ConAgra, Inc.........................        396,094
           4,200  General Mills, Inc...................        287,175
           3,800  Hershey Foods Corporation............        262,200
           9,650  H.J. Heinz Company...................        541,606
          10,800  Kellogg Company......................        405,675
          40,100  PepsiCo, Inc.........................      1,651,619
           6,400  Pioneer Hi-Bred International, Inc...        264,800
           3,600  Quaker Oats Company..................        197,775
           2,900  Ralston Purina Corporation...........        338,756
          12,500  Sara Lee Corporation.................        699,219
           1,500  Supervalu, Inc.......................         66,562
           9,000  Sysco Corporation....................        230,625
           3,930  Tricon Global Restaurants, Inc.*.....        124,532
          17,000  Unilever N.V.........................      1,341,938
           3,100  Wm Wrigley Jr. Company...............        303,800

                  ----------------------------------------------------
                  Total Food & Agriculture.............     14,083,421
                  ====================================================

Gas Utilities (0.1%)
 ....................

           3,308  Sempra Energy*.......................         91,807

                  ----------------------------------------------------
                  Total Gas Utilities..................         91,807
                  ====================================================

Gold (0.1%)
 ...........

           9,800  Barrick Gold Corporation.............        188,038
           6,000  Battle Mountain Gold Company.........         35,625
           5,500  Homestake Mining Company.............         57,062
           4,117  Newmont Mining Corporation...........         97,264
           6,500  Placer Dome, Inc.....................         76,375

                  ----------------------------------------------------
                  Total Gold...........................        454,364
                  ====================================================

Insurance (2.2%)
 ................

           4,014  Aetna Life & Casualty Company........        305,566
          11,448  Allstate Corporation.................      1,048,208
           6,808  American General Corporation.........        484,644
          18,650  American International Group, Inc....      2,722,900
           4,500  Aon Corporation......................        316,125
           4,600  Chubb Corporation....................        369,725
           5,900  Cigna Corporation....................        407,100
           4,300  Cincinnati Financial Corporation.....        165,012
           4,900  Conseco, Inc.........................        229,075
           2,100  General Re Corporation...............        532,350
           3,200  ITT Hartford Group, Inc..............        366,000
           2,800  Jefferson-Pilot Corporation..........        162,225
           2,800  Lincoln National Corporation.........        255,850
           2,600  MBIA, Inc............................        194,675
           3,000  MGIC Investment Corporation..........        171,188
           6,750  Marsh & McLennan Companies, Inc......        407,953
           2,000  Progressive Corporation..............        282,000
           3,700  Safeco Corporation...................        168,119
           7,622  St. Paul Companies, Inc..............        320,600
           5,100  SunAmerica, Inc......................        292,931
           3,700  Torchmark Corporation................        169,275
           1,700  Transamerica Corporation.............        195,713
           3,600  Unum Corporation.....................        199,800

                  ----------------------------------------------------
                  Total Insurance......................      9,767,034
                  ====================================================

Liquor (0.2%)
 .............

             900  Adolph Coors Company.................         30,600
          12,900  Anheuser-Busch Companies, Inc........        608,719
           1,800  Brown-Foreman Corporation............        115,650
           9,400  Seagram Company, Ltd.................        384,812

                  ----------------------------------------------------
                  Total Liquor.........................      1,139,781
                  ====================================================

Media (1.2%)
 ............

          18,800  CBS Corporation......................        596,900
           3,300  Clear Channel Communications, Inc.*..        360,112
           9,200  Comcast Corporation, Class A.........        373,462
           2,500  Dow Jones & Company, Inc.............        139,375
           7,600  Gannett Company, Inc.................        540,075
           1,900  King World Productions, Inc..........         48,450
           2,100  Knight-Ridder, Inc...................        115,631
           2,700  McGraw-Hill, Inc.....................        220,219

The accompanying notes to the financial statements are an integral part of this schedule.

28   Balanced Portfolio Schedule of Investments (Unaudited)

                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998



Shares    Common Stocks (53.1%)                      Market Value
=================================================================
Media-continued
---------------
      1,300  Meredith Corporation.................   $     61,019
      2,600  New York Times Company...............        206,050
      3,800  R.R. Donnelley & Sons Company........        173,850
     13,400  Tele-Communications, Inc.*...........        515,063
     15,400  Time Warner, Inc.....................      1,315,738
      2,400  Times Mirror Company.................        150,900
      3,300  Tribune Company......................        227,081
      9,300  Viacom, Inc.*........................        541,725
             ----------------------------------------------------
             Total Media..........................      5,585,650
             ====================================================

Miscellaneous Finance (1.7%)
----------------------------
     12,400  American Express Company................   1,413,600
      1,500  Beneficial Corporation..................     229,781
     18,300  Federal Home Loan Mortgage Corporation..     861,244
     28,000  Federal National Mortgage Association...   1,701,000
      1,600  Golden West Financial Corporation.......     170,100
      3,600  Green Tree Financial Corporation........     154,125
      2,900  H.F. Ahmanson & Company.................     205,900
      8,400  Household International Corporation.....     417,900
     13,225  MBNA Corporation........................     436,425
     30,348  Travelers Group, Inc....................   1,839,847
             ----------------------------------------------------
             Total Miscellaneous Finance.............   7,429,922
             ====================================================

Motor Vehicles (1.1%)
---------------------
     17,100  Chrysler Corporation....................     964,013
      1,000  Cummins Engine Company, Inc.............      51,250
      2,700  Dana Corporation........................     144,450
      2,000  Eaton Corporation.......................     155,500
      1,600  Echlin, Inc.............................      78,500
        900  Fleetwood Enterprises, Inc..............      36,000
     31,700  Ford Motor Company......................   1,870,300
     18,800  General Motors Corporation..............   1,256,075
      4,700  Genuine Parts Company...................     162,444
      3,100  ITT Industries, Inc.....................     115,862
      1,900  Navistar International Corporation*.....      54,862
      2,000  PACCAR, Inc.............................     104,500
             ----------------------------------------------------
             Total Motor Vehicles....................   4,993,756
             ====================================================

Non-Durables & Entertainment (0.6%)
-----------------------------------
      1,900  American Greetings Corporation, Class A.. $   96,781
      3,900  Darden Restaurants, Inc..................     61,913
      1,800  Harcourt General, Inc....................    107,100
      3,500  Hasbro, Inc..............................    137,594
      1,000  Jostens, Inc.............................     24,125
      7,625  Mattel, Inc..............................    322,633
     18,300  McDonald's Corporation...................  1,262,700
      3,900  Rubbermaid, Inc..........................    129,431
      6,600  Service Corporation International........    282,975
      3,400  Wendy's International, Inc...............     79,900
             ----------------------------------------------------
             Total Non-Durables &
             Entertainment............................  2,505,152
             ====================================================

Non-Ferrous Metals (0.2%)
------------------------
      6,000  Alcan Aluminium, Ltd.....................    165,750
      4,600  Aluminium Company of America.............    303,313
      1,000  Asarco, Inc..............................     22,250
      2,400  Cyprus Minerals Company..................     31,800
      3,750  Engelhard Corporation....................     75,938
      5,100  Freeport-McMoran Copper & Gold, Class B..     77,456
      4,400  Inco, Ltd................................     59,950
      1,500  Phelps Dodge Corporation.................     85,781
      1,900  Reynolds Metals Company..................    106,281
             ----------------------------------------------------
             Total Non-Ferrous Metals.................    928,519
             ====================================================

Oil-Domestic (0.5%)
-------------------
      2,400  Amerada Hess Corporation.................    130,350
      1,600  Anadarko Petroleum Corporation...........    107,500
      2,500  Apache Corporation.......................     78,750
      1,900  Ashland Oil, Inc.........................     98,088
      8,500  Atlantic Richfield Company...............    664,062
      1,300  Helmerich & Payne, Inc...................     28,925
      1,300  Kerr-McGee Corporation...................     75,237
      2,700  Oryx Energy Company*.....................     59,738
      1,200  Pennzoil Corporation.....................     60,750
      6,900  Phillips Petroleum Company...............    332,494
      2,200  Rowan Companies, Inc.*...................     42,762
      2,500  Sun Company, Inc.........................     97,031
      6,500  Unocal Corporation.......................    232,375
      7,600  USX-Marathon Group, Inc..................    260,775
             ----------------------------------------------------
             Total Oil-Domestic.......................  2,268,837
             ====================================================

The accompanying notes to the financial statements are an integral part of this schedule.

June 30, 1998   29

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares  Common Stocks (53.1%)                       Market Value
================================================================
Oil-International (2.9%)
------------------------
     25,700  Amoco Corporation.......................$ 1,069,763
     17,400  Chevron Corporation.....................  1,445,287
     65,300  Exxon Corporation.......................  4,656,706
     20,800  Mobil Corporation.......................  1,593,800
     56,700  Royal Dutch Petroleum Company...........  3,107,869
     14,500  Texaco, Inc.............................    865,469
             ---------------------------------------------------
             Total Oil-International................. 12,738,894
             ===================================================

Optical & Photo ( 0.2%)
      6,100  Corning, Inc............................    211,975
      8,700  Eastman Kodak Company...................    635,644
      1,100  Polaroid Corporation....................     39,119
             ---------------------------------------------------
             Total Optical & Photo...................    886,738
             ===================================================

Paper & Forest Products (0.5%)
      1,400  Boise Cascade Corporation...............     45,850
      2,500  Champion International Corporation......    122,969
      5,500  Fort James Corporation..................    244,750
      2,400  Georgia-Pacific Corporation.............    141,450
      8,002  International Paper Company.............    344,086
     14,680  Kimberly-Clark Corporation..............    673,445
      2,900  Louisiana-Pacific Corporation...........     52,925
      2,700  Mead Corporation........................     85,725
        700  Potlatch Corporation....................     29,400
      1,400  Temple-Inland, Inc......................     75,425
      1,800  Union Camp Corporation..................     89,325
      2,600  Westvaco Corporation....................     73,450
      5,200  Weyerhaeuser Company....................    240,175
      2,900  Willamette Industries, Inc..............     92,800
             ---------------------------------------------------
             Total Paper & Forest Products...........  2,311,775
             ===================================================

Producers Goods (3.0%)
        700  Aeroquip-Vickers, Inc...................     40,862
     14,900  Allied-Signal, Inc......................    661,188
      2,700  Avery Dennison Corporation..............    145,125
        600  Briggs & Stratton Corporation...........     22,463
      1,900  Case Corporation........................     91,675
      9,800  Caterpillar, Inc........................    518,175
      1,000  Cincinnati Milacron, Inc................     24,312
      3,200  Cooper Industries, Inc..................    175,800
      6,600  Deere & Company.........................    348,975
      5,800  Dover Corporation.......................    198,650
     11,700  Emerson Electric Company................    706,388
      1,000  FMC Corporation*........................     68,187
      1,000  Foster Wheeler Corporation..............     21,437
     86,700  General Electric Company................  7,889,700
      1,200  Harnischfeger Industries, Inc...........     33,975
      6,700  Illinois Tool Works, Inc................    446,806
      4,300  Ingersoll-Rand Company..................    189,469
      2,200  Johnson Controls, Inc...................    125,813
      2,200  KLA Instruments Corporation*............     60,912
      1,100  Millipore Corporation...................     29,975
        305  NACCO Industries, Inc...................     39,421
      3,300  Pall Corporation........................     67,650
      2,900  Parker Hannifin Corporation.............    110,563
      2,200  Raychem Corporation.....................     65,038
      1,600  Snap-On, Inc............................     58,000
      4,500  Tenneco, Inc............................    171,281
      1,600  Timken Company..........................     49,300
     15,100  Tyco International Ltd..................    951,300
      2,600  W.W. Grainger, Inc......................    129,512
             ---------------------------------------------------
             Total Producers Goods................... 13,441,952
             ===================================================

Railroad & Shipping (0.3%)
      4,164  Burlington Northern, Inc................    408,853
      5,700  CSX Corporation.........................    259,350
      9,900  Norfolk Southern Corporation............    295,144
      6,500  Union Pacific Corporation...............    286,812
             ---------------------------------------------------
             Total Railroad & Shipping...............  1,250,159
             ===================================================

Retail Stores (3.0%)
         94  Abercrombie & Fitch Company*............      4,132
      6,500  Albertson's, Inc........................    336,781
      7,200  American Stores Company.................    174,150
      4,000  Autozone, Inc.*.........................    127,750
     21,360  Cendant Corporation*....................    445,890
      2,600  Circuit City Stores, Inc................    121,875
      2,800  Consolidated Stores Corporation*........    101,500
      5,600  Costco Companies, Inc.*.................    353,150
     10,100  CVS Corporation.........................    393,269
     11,500  Dayton Hudson Corporation...............    557,750
      2,900  Dillard's Inc...........................    120,169
      5,500  Federated Department Stores, Inc.*......    295,969


The accompanying notes to the financial statements are an integral part of this schedule.
30   Balanced Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998



Shares  Common Stocks (53.1%)                                   Market Value
----------------------------------------------------------------------------
Retail Stores--continued
------------------------

            1,500  Giant Food, Inc., Class A..................  $     64,594
            1,000  Great Atlantic & Pacific Tea Company, Inc..        33,062
           19,400  Home Depot, Inc............................     1,611,413
            6,700  J.C. Penney Company, Inc...................       484,494
           12,900  Kmart Corporation..........................       248,325
            6,700  Kroger Corporation*........................       287,262
            1,000  Long's Drug Stores, Inc....................        28,875
            9,400  Lowe's Companies, Inc......................       381,287
            6,200  May Department Stores Company..............       406,100
            1,000  Mercantile Stores Company, Inc.............        78,937
            2,100  Nordstrom, Inc.............................       162,225
            1,600  Pep Boys-Manny, Moe, & Jack................        30,300
            6,800  Rite Aid Corporation.......................       255,425
           10,300  Sears Roebuck & Company....................       628,944
            2,700  Tandy Corporation..........................       143,269
           10,400  The Gap, Inc...............................       640,900
            6,870  The Limited, Inc...........................       227,569
            8,400  TJX Companies, Inc.........................       202,650
            7,500  Toys "R" Us, Inc.*.........................       176,719
            3,500  Venator Group, Inc.*.......................        66,937
           13,100  Walgreen Company...........................       541,194
           59,400  Wal-Mart Stores, Inc.......................     3,608,550
            3,900  Winn-Dixie Stores, Inc.....................       199,631
                   ---------------------------------------------------------
                   Total Retail Stores........................    13,541,047
                   =========================================================

Steel (0.1%)
------------
            5,162  Allegheny Teledyne, Inc....................       118,081
            2,800  Armco, Inc.*...............................        17,850
            3,300  Bethlehem Steel Corporation*...............        41,044
            1,200  Inland Steel Industries, Inc...............        33,825
            2,300  Nucor Corporation..........................       105,800
            2,200  USX-US Steel Group, Inc....................        72,600
            2,500  Worthington Industries, Inc................        37,656
                   ---------------------------------------------------------
                   Total Steel................................       426,856
                   =========================================================

 Telephone (4.6%)
-----------------
           14,900  Airtouch Communications, Inc.*.............       870,719
            4,800  ALLTEL Corporation.........................       223,200
           28,900  Ameritech Corporation......................     1,296,888
            2,300  Andrew Corporation*........................        41,544
            5,100  Ascend Communication, Inc.*................       252,769
           43,000  AT&T Corporation...........................     2,456,375
           41,180  Bell Atlantic Corporation..................     1,878,837
           26,300  BellSouth Corporation......................     1,765,387
            3,100  DSC Communications Corporation*............        93,000
            4,300  Frontier Corporation.......................       135,450
           25,300  GTE Corporation............................     1,407,312
           34,500  Lucent Technologies, Inc...................     2,869,969
           18,400  MCI Communications Corporation.............     1,069,500
           16,000  Mediaone Group, Inc.*......................       703,000
            6,900  Nextel Communication, Inc.*................       171,637
           13,700  Northern Telecom, Ltd......................       777,475
           48,522  SBC Communications, Inc....................     1,940,880
           11,400  Sprint Corporation.........................       803,700
           13,126  U.S. West, Inc.............................       616,924
           26,800  WorldCom, Inc..............................     1,298,125
                   ---------------------------------------------------------
                   Total Telephone............................    20,672,691
                   =========================================================

Tires & Rubber (0.1%)
---------------------
            2,000  Cooper Tire & Rubber Company...............        41,250
            4,200  Goodyear Tire & Rubber Company.............       270,637
                   ---------------------------------------------------------
                   Total Tires & Rubber.......................       311,887
                   =========================================================

Tobacco (0.7%)
-------------
            4,500  Fortune Brands, Inc........................       172,969
            3,100  Loews Corporation..........................       270,087
           64,100  Philip Morris Companies, Inc...............     2,523,938
            4,800  UST, Inc...................................       129,600
                   ---------------------------------------------------------
                   Total Tobacco..............................     3,096,594
                   =========================================================

Travel & Recreation (0.5%)
--------------------------
            2,600  Brunswick Corporation......................        64,350
            2,600  Harrah's Entertainment*....................        60,450
            6,600  Hilton Hotels Corporation..................       188,100
           17,929  Walt  Disney Company.......................     1,883,666
                   ---------------------------------------------------------
                   Total Travel & Recreation..................     2,196,566
                   =========================================================

Trucking & Freight (0.1%)
-------------------------
            2,000  Ryder Systems, Inc.........................        63,125
                   ---------------------------------------------------------
                   Total Trucking & Freight...................        63,125
                   =========================================================

                   Total Common Stocks
                   (cost basis $167,655,960)....................$236,599,664
                   =========================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1998  31

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal      Long-Term                       Interest     Maturity     Market
Amount         Obligations (33.6%)             Rate         Date         Value
U.S. Government Obligations (13.5%)
 ...................................
$1,105,000     U.S. Treasury Notes........     6.750%        6/30/99     $1,118,122
 1,300,000     U.S. Treasury Notes........     6.875         7/31/99      1,317,875
 1,500,000     U.S. Treasury Notes........     8.000         8/15/99      1,539,843
 1,675,000     U.S. Treasury Notes........     7.125         9/30/99      1,706,406
 1,460,000     U.S. Treasury Notes........     7.500        10/31/99      1,496,043
 1,400,000     U.S. Treasury Notes........     7.750        11/30/99      1,441,562
 1,500,000     U.S. Treasury Notes........     7.750        12/31/99      1,546,875
 1,150,000     U.S. Treasury Notes........     7.750         1/31/00      1,187,734
 1,225,000     U.S. Treasury Notes........     7.125         2/29/00      1,255,625
 1,350,000     U.S. Treasury Notes........     6.875         3/31/00      1,379,952
 1,225,000     U.S. Treasury Notes........     6.750         4/30/00      1,250,648
 1,500,000     U.S. Treasury Notes........     6.250         5/31/00      1,519,687
 1,500,000     U.S. Treasury Notes........     6.125         7/31/00      1,517,812
   900,000     U.S. Treasury Notes........     6.125         9/30/00        911,250
 1,050,000     U.S. Treasury Notes........     8.500        11/15/00      1,118,578
 1,000,000     U.S. Treasury Notes........     5.500        12/31/00        999,375
   575,000     U.S. Treasury Notes........     5.250         1/31/01        571,406
   900,000     U.S. Treasury Notes........     8.000         2/15/01        948,093
   750,000     U.S. Treasury Notes........     6.375         3/31/01        765,703
 1,175,000     U.S. Treasury Notes........     8.000         5/15/01      1,251,007
 1,500,000     U.S. Treasury Notes........     7.875         8/15/01      1,598,437
 1,055,000     U.S. Treasury Notes........     7.500        11/15/01      1,117,310
   625,000     U.S. Treasury Notes........     6.250         1/31/02        638,867
   750,000     U.S. Treasury Notes........     7.500         5/15/02        800,390
   725,000     U.S. Treasury Notes........     6.500         5/31/02        749,016
 1,000,000     U.S. Treasury Notes........     6.375         8/15/02      1,030,312
 1,425,000     U.S. Treasury Notes........     5.750        11/30/02      1,436,578
   375,000     U.S. Treasury Notes........     6.250         2/15/03        453,164
 1,000,000     U.S. Treasury Notes........     5.750         8/15/03      1,010,625
   850,000     U.S. Treasury Notes........     5.875         2/15/04        865,937
 1,010,000     U.S. Treasury Notes........     7.250         5/15/04      1,095,850
   705,000     U.S. Treasury Notes........     6.500         5/15/05        744,216
   450,000     U.S. Treasury Notes........     9.375         2/15/06        555,890
   575,000     U.S. Treasury Notes........     7.000         7/15/06        628,188
   875,000     U.S. Treasury Notes........     6.500        10/15/06        929,414
 1,500,000     U.S. Treasury Notes........     6.625         5/15/07      1,612,030
   850,000     U.S. Treasury Notes........     5.500         2/15/08        849,734
   200,000     U.S. Treasury Bonds........    10.375        11/15/12        267,875
   250,000     U.S. Treasury Bonds........     9.875        11/15/15        364,219
 1,125,000     U.S. Treasury Bonds........     7.250         5/15/16      1,318,359
 1,150,000     U.S. Treasury Bonds........     7.500        11/15/16      1,380,719
 1,050,000     U.S. Treasury Bonds........     8.750         5/15/17      1,414,219
   200,000     U.S. Treasury Bonds........     8.875         3/15/19        275,562
 1,025,000     U.S. Treasury Bonds........     8.125         8/15/19      1,322,891
   950,000     U.S. Treasury Bonds........     8.250         2/15/20      1,273,594
   400,000     U.S. Treasury Bonds........     7.875         2/15/21        507,625
   700,000     U.S. Treasury Bonds........     8.125         8/15/21        912,406
   300,000     U.S. Treasury Bonds........     8.000        11/15/21        386,719
   400,000     U.S. Treasury Bonds........     7.250         8/15/22        478,750
   250,000     U.S. Treasury Bonds........     7.625        11/15/22        311,641
   625,000     U.S. Treasury Bonds........     7.125         2/15/23        739,258
 1,000,000     U.S. Treasury Bonds........     6.250         8/15/23      1,070,312
   900,000     U.S. Treasury Bonds........     7.500        11/15/24      1,116,281
 1,170,000     U.S. Treasury Bonds........     7.625         2/15/25      1,473,102
 1,050,000     U.S. Treasury Bonds........     6.875         8/15/25      1,216,359
 1,325,000     U.S. Treasury Bonds........     6.000         2/15/26      1,378,413
 1,375,000     U.S. Treasury Bonds........     6.750         8/15/26      1,574,375
   475,000     U.S. Treasury Bonds........     6.125        11/15/27        508,992
               --------------------------------------------------------------------
               Total U.S. Government Obligations.........................60,251,225
               ====================================================================

U.S. Government Agency Obligations (12.6%)
 ..........................................
 1,000,000     Federal Home Loan
               Bank Notes Debentures......     5.565         3/17/00        998,110
   250,000     Federal Home Loan
               Bank Notes Debentures......     7.260          9/6/01        261,415
   580,000     Federal Home Loan
               Mortgage Corporation
               15-Yr. Pass Through........     5.990         12/1/03        587,434
   154,113     Federal Home Loan
               Mortgage Corporation
               15-Yr. Pass Through........     7.000         11/1/10        156,931
   473,230     Federal Home Loan
               Mortgage Corporation
               15-Yr. Pass Through........     6.500         11/1/12        476,423
   458,993     Federal Home Loan
               Mortgage Corporation
               15-Yr. Pass Through........     7.000         12/1/12        467,273
   453,387     Federal Home Loan
               Mortgage Corporation
               30-Yr. Pass Through........     8.000          6/1/12        467,505
   418,483     Federal Home Loan
               Mortgage Corporation
               30-Yr. Pass Through........     7.500          4/1/27        428,869
   466,483     Federal Home Loan
               Mortgage Corporation
               30-Yr. Pass Through........     7.000          5/1/27        473,587
   653,298     Federal Home Loan
               Mortgage Corporation
               30-Yr. Pass Through........     7.500         1/15/28        669,512

The accompanying notes to the financial statements are an integral part of this schedule.

32   Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal     Long-Term                         Interest    Maturity     Market
Amount        Obligations (33.6%)               Rate        Date         Value
---------------------------------------------------------------------------------
U.S. Government Agency Obligations--continued
---------------------------------------------
    $182,575  Federal Home Loan
              Mortgage Corporation
              Gold 15-Yr. Pass Through....       6.500%      4/1/09      $184,139
     153,258  Federal Home Loan
              Mortgage Corporation
              Gold 15-Yr. Pass Through....       7.500       8/1/10       157,623
     472,677  Federal Home Loan
              Mortgage Corporation
              Gold 15-Yr. Pass Through....       6.000       5/1/12       468,285
     430,104  Federal Home Loan
              Mortgage Corporation
              Gold 15-Yr. Pass Through....       7.000       8/1/12       437,915
     172,480  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.500       4/1/24       172,780
     102,493  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       9.000       4/1/25       108,479
     199,456  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.000       9/1/25       202,498
     120,186  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.500       9/1/25       125,598
     242,830  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.500      11/1/25       249,004
     238,885  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.000       1/1/26       247,038
     229,451  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.000       5/1/26       232,972
     236,535  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.000       7/1/26       230,829
     175,897  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.500       7/1/26       180,270
     214,607  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.500       8/1/26       219,942
     222,550  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.500      11/1/26       222,207
     196,962  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.000      11/1/26       203,589
     201,621  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.500       1/1/27       206,633
    $472,285  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.500%      2/1/27    $  470,873
     456,678  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.000       2/1/27       463,633
     300,401  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.000       3/1/27       310,509
     360,621  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.500       7/1/27       376,690
     466,019  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.000       9/1/27       473,116
     410,162  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       8.000      10/1/27       423,951
     438,228  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.500      11/1/27       449,104
     493,639  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.500      12/1/27       492,162
   1,008,492  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       7.000       3/1/28     1,023,800
     999,152  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.000       5/1/28       973,942
     990,159  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through           7.500       5/1/28     1,014,733
   1,010,000  Federal Home Loan
              Mortgage Corporation
              Gold 30-Yr. Pass Through....       6.500       6/1/28     1,006,605
      74,151  Federal Home Loan
              Mortgage Corporation
              Gold 5-Yr Balloon...........       5.500      12/1/99        74,023
     113,890  Federal Home Loan
              Mortgage Corporation
              Gold 7-Yr. Balloon..........       7.000       7/1/02       115,719
     500,000  Federal Home Loan
              Mortgage Corporation
              Gold REMIC Trust............       7.750      11/7/01       531,295
     250,000  Federal Home Loan
              Mortgage Corporation
              Medium Term Note............       6.395      5/16/00       253,212
     250,000  Federal National
              Mortgage Association
              10-Yr. Pass Through.........       6.700     11/10/05       253,945

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   33

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal     Long-Term                     Interest  Maturity     Market
Amount        Obligations (33.6%)           Rate      Date         Value
----------------------------------------------------------------------------
U.S. Government Agency Obligations--continued
---------------------------------------------
  $1,000,000  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.450%    4/23/01    $1,020,062
     500,000  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  5.800     2/22/06       503,037
      60,801  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  9.000      4/1/10        63,828
      31,643  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  9.000      4/1/10        33,218
     189,369  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.000      2/1/11       187,460
     198,622  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  8.000      5/1/11       204,980
     215,513  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  7.000      6/1/11       219,428
     174,509  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  7.500      6/1/11       179,327
     198,561  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.500      7/1/11       199,770
     466,337  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.500      7/1/12       469,004
   1,068,624  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  7.000     10/1/12     1,087,901
     978,819  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.000     3/19/13       968,002
   1,005,166  Federal National
              Mortgage Association
              15-Yr. Pass Through..........  6.500      6/1/13     1,010,703
     345,000  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.100     8/12/19       435,087
     138,232  Federal National
              Mortgage Association
              30-Yr. Pass Through.......... 10.500      8/1/20       153,577
     180,494  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.500     10/1/24       185,285
     137,050  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  9.500      4/1/25       146,593
     203,066  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.500      9/1/25       208,266
     153,876  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.500     11/1/25       160,619
     186,606  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.000      1/1/26       189,278
     181,663  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.000      1/1/26       188,103
     225,070  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  6.500      2/1/26       224,568
     218,805  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  6.500      3/1/26       218,317
     200,819  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.000      3/1/26       203,737
     230,088  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  6.000      5/1/26       224,718
     116,563  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.500      5/1/26       121,652
     206,200  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.500      7/1/26       211,549
     169,672  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.000      8/1/26       175,631
     215,592  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.500      9/1/26       221,184
     302,512  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  9.000      9/1/26       319,391
     246,113  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.000     11/1/26       249,689
     178,005  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  8.000     11/1/26       184,257
     176,786  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.500     12/1/26       181,371
     436,037  Federal National
              Mortgage Association
              30-Yr. Pass Through..........  7.000      1/1/27       442,373

The accompanying notes to the financial statements are an integral part of this schedule.

34   Balanced Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal          Long-Term                      Interest       Maturity           Market
Amount             Obligations (33.6%)            Rate           Date               Value
==========================================================================================

U.S. Government Agency Obligations--continued
 .............................................

$  184,231        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500%          2/1/27        $  189,010

   389,202        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500           5/1/27           399,262

   494,213        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........6.500           7/1/27           492,379

   471,601        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000           7/1/27           478,396

   283,294        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........8.000           7/1/27           293,223

   881,034        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500           8/1/27           903,808

   473,050        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000          10/1/27           479,866

   426,663        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500          12/1/27           437,692

   923,865        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........8.000          12/1/27           956,246

   930,377        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000           2/1/28           943,783

   986,600        Federal National
                  Mortgage Association
                  30-Yr. Pass Through...........6.500           3/1/28           982,356

   211,629        Federal National
                  Mortgage Association
                  7-Yr. Balloon.................6.500          10/1/03           213,619

   438,658        Federal National
                  Mortgage Association
                  7-Yr. Balloon.................6.000          12/1/03           437,596

   365,496        Federal National
                  Mortgage Association
                  7-Yr. Balloon.................7.000           6/1/04           370,623

   461,894        Federal National
                  Mortgage Association
                  Gold 30-Yr. Pass Through......7.000           3/1/27           468,605

 1,000,000        Federal National
                  Mortgage Association
                  Medium Term Note..............6.375          1/16/02         1,022,286

   250,000        Federal National
                  Mortgage Association
                  Medium Term Note..............6.720           8/1/05           264,922

   500,000        Federal National
                  Mortgage Association
                  Notes.........................8.250%        12/18/00           529,443

 1,000,000        Federal National
                  Mortgage Association
                  Notes.........................7.050         11/12/02         1,052,253

   500,000        Federal National
                  Mortgage Association
                  Notes.........................7.650          3/10/05           553,455

   117,115        Government National
                  Mortgage Association
                  15-Yr. Pass Through...........6.500          5/15/09           118,388

   211,363        Government National
                  Mortgage Association
                  15-Yr. Pass Through...........6.000          4/15/11           210,242

   198,593        Government National
                  Mortgage Association
                  15-Yr. Pass Through...........6.500          6/15/11           200,597

   195,897        Government National
                  Mortgage Association
                  15-Yr. Pass Through...........7.500          7/15/11           202,238

   461,068        Government National
                  Mortgage Association
                  15-Yr. Pass Through...........7.000          4/15/12           472,073

    73,646        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........9.500         12/15/24            79,755

   433,330        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........9.000          3/15/25           464,633

   116,835        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........8.000           6/1/25           121,160

   166,695        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500          8/15/25           171,312

   216,359        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000          1/15/26           219,903

   458,570        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000          1/15/26           466,081

   230,004        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........6.500          3/15/26           229,626

   476,658        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........7.000          4/15/26           484,466

   194,328        Government National
                  Mortgage Association
                  30-Yr. Pass Through...........7.500          4/15/26           199,733

The accompanying notes to the financial statements are an integral part of this schedule.

                                                                       June 30, 1998   35

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal                    Long-Term                   Interest   Maturity   Market
Amount                       Obligations (33.6%)         Rate       Date       Value
-----------------------------------------------------------------------------------------
U.S. Government Agency Obligations--continued
  $123,486 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.000%    4/15/26    $  127,961
   234,738 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  6.000     5/15/26       229,590
   221,258 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.000     5/15/26       224,882
   228,672 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500     5/15/26       235,031
 1,000,001 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.000     6/15/26     1,016,380
   159,033 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.500     6/15/26       167,727
   155,833 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.500     7/15/26       164,352
   116,142 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  9.000     8/15/26       124,403
   222,551 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500    10/15/26       228,740
   447,171 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500    10/15/26       459,607
   345,640 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.000    11/15/26       358,166
   164,829 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.500    11/15/26       173,840
   331,948 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  9.000    12/15/26       355,559
   229,906 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500     1/15/27       236,276
   720,527 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500     4/15/27       740,492
   400,266 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.000     6/20/27       411,661
   380,067 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.000     8/15/27       393,859
   501,297 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  6.500    10/15/27       500,264
   976,806 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.000    10/15/27       992,609
   502,482 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  7.500    11/15/27       516,405
   407,792 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  9.500     2/15/28       441,516
   995,821 Government National
           Mortgage Association
           30-Yr. Pass Through..........................  8.000     3/15/28     1,031,799
   845,000 Private Export Funding
           Corporation..................................  8.400     7/31/01       909,705
   150,000 Private Export Funding
           Corporation..................................  6.240     5/15/02       153,008
   500,000 Student Loan
           Marketing Association........................  6.050     9/14/00       504,045
   800,000 Student Loan
           Marketing Association........................  7.300      8/1/12       909,455
 1,000,000 Tennesee Valley
           Authority....................................  6.375     6/15/05     1,038,208
-----------------------------------------------------------------------------------------
           Total U.S. Government
           Agency Obligations................................................. 56,090,707
-----------------------------------------------------------------------------------------
Asset-Backed Securities (0.2%)
   250,000 Chemical Mastercard
           Trust
           Series 1996-1 Class A........................  5.550     9/15/03       248,868
   200,000 NationsBank Credit
           Card Trust Certificate.......................  6.000    12/15/05       201,766
   500,000 Premier Auto Trust...........................  6.750     11/6/00       505,145
    38,582 Western Financial
           Grantor Trust................................  7.100      1/1/00        38,678
-----------------------------------------------------------------------------------------
           Total Asset-Backed
           Securities............................................................. 994,457
-----------------------------------------------------------------------------------------
Corporate Obligations (6.0%)
   200,000 Abbott Laboratories
            Notes........................................  6.800    5/15/05        210,229
   250,000 American Express Credit
           Corporation Notes............................   6.125    11/15/01       252,045
   350,000 American General
           Finance Corporation
           Senior Notes.................................   6.875      7/1/99       352,836
   375,000 Associates Corporation
           N.A. Senior Notes............................   6.000     12/1/02       374,006

The accompanying notes to the financial statements are an integral part of this schedule.

36   Balanced Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal      Long-Term                   Interest   Maturity    Market
Amount         Obligations (33.6%)         Rate       Date        Value
===========================================================================

Corporate Obligations--continued
 ................................
  $500,000     Avco Financial
               Services Notes..............6.000%      8/15/02     $499,265
   325,000     Baker Hughes, Inc.
               Notes.......................8.000       5/15/04      353,396
   500,000     BankAmerica
               Corporation Notes...........6.625        8/1/07      510,868
 1,000,000     Bank One-Texas Notes........6.250       2/15/08      995,479
   500,000     Boeing Company Notes........8.100      11/15/06      564,597
 1,000,000     Browning-Ferris
               Industries Inc.
               Senior Notes................6.375       1/15/08    1,005,965
 1,000,000     Cable and Wireless
               Notes.......................6.375        3/6/03    1,005,928
   500,000     CIT Group
               Holdings, Inc. Notes........6.375       10/1/02      506,416
   250,000     Columbia Gas
               Systems Notes...............7.320      11/28/10      263,640
   250,000     Commercial Credit
               Company Notes...............6.750       5/15/00      253,379
   500,000     Crown Cork &
               Seal Notes..................6.750       4/15/03      510,723
   250,000     E.I. Dupont de Nemours
               and Company Notes...........8.125       3/15/04      275,794
   510,000     Eli Lilly & Company
               Notes.......................6.570        1/1/16      524,711
 1,000,000     Enron Corporation
               Notes.......................6.875      10/15/07    1,033,701
 1,000,000     Enterprise Oil Notes........6.500        5/1/05    1,015,804
 1,000,000     First Bank System Notes.....7.625        5/1/05    1,083,515
 1,000,000     Ford Motor Credit
               Corporation Notes...........7.750      11/15/02    1,062,816
   500,000     General Electric Capital
               Corporation Notes...........8.090        4/1/04      555,938
   500,000     General Motors
               Acceptance
               Corporation Notes...........9.625      12/15/01      555,255
 1,000,000     General Motors
               Acceptance
               Corporation Notes...........7.100       3/15/06    1,062,550
   500,000     Hertz Corporation
               Notes.......................7.000        7/1/04      520,337
   250,000     Honeywell, Inc.
               Debentures..................8.625       4/15/06      288,050
   250,000     Household Finance
               Company Notes...............7.250       7/15/03      261,100
   500,000     Houston Industries, Inc.
               Notes.......................9.375        6/1/01      543,106
   500,000     IBM Corporation Notes.......7.500       6/15/13      571,124
  $250,000     J.C. Penney &
               Company, Inc. Notes.........6.375%      9/15/00     $252,149
   500,000     Johnson Controls Notes......7.125       7/15/17      535,344
   340,000     J.P. Morgan Notes...........6.250      12/15/05      342,944
   250,000     NorAm Energy
               Corporation Notes...........7.500        8/1/00      257,254
   250,000     Noranda, Inc. Notes.........8.000        6/1/03      265,076
   500,000     Northern Trust
               Company Notes...............6.700       9/15/05      517,681
   250,000     Norwest Financial, Inc.
               Senior Notes................7.000       1/15/03      259,870
   250,000     Penzoil Company
               Notes................      10.125      11/15/09      316,090
   250,000     Pepsico, Inc. Medium
               Term Notes..................5.875        6/1/00      250,604
 1,000,000     Raytheon Company............6.750       3/15/28    1,024,793
   250,000     Rhone-Poulenc
               SA Notes....................7.750       1/15/02      262,578
   420,000     Service Corporation
               International Notes.........6.875       10/1/07      434,417
 1,000,000     Temple-Inland, Inc.
               Notes.......................7.250       9/15/04    1,060,176
 1,000,000     Texaco Capital, Inc.
               Notes.......................8.500       2/15/03    1,103,865
   500,000     Texas Utilities Company
               First Mortgage Bond.........8.250        4/1/04      548,001
 1,000,000     Tosco Corporation
               First Mortgage Bonds........9.625       3/15/02    1,109,874
 1,000,000     Virginia Electric & Power
               Company Notes...............6.625        4/1/03    1,024,479

               ------------------------------------------------------------
               Total Corporate Obligations.......................26,577,768
               ============================================================

Utility Bonds (0.4%)
 ....................

   500,000     Baltimore Gas & Electric
               Company First
                Refunding
               Mortgage Bonds..............7.500       1/15/07      544,158
 1,000,000     California
               Infrastructure
               PG&E Bonds..................6.480      12/26/09    1,041,890
   250,000     Pacificorp First
               Mortgage Bonds..............6.750        4/1/05      256,634

               ------------------------------------------------------------
               Total Utility Bonds................................1,842,682
               ============================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   37

          SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998



Principal      Long-Term                     Interest   Maturity    Market
Amount         Obligations (33.6%)           Rate       Date        Value
==============================================================================

Canadian Government Obligations (0.8%)
 ......................................
  $500,000     British Columbia
               Government Notes..............7.250%       9/1/36      $568,025
 1,000,000     Ontario Hydro.................7.450       3/31/13     1,117,920
   500,000     Province of
               Newfoundland..................8.650      10/22/22       630,120
   200,000     Province of Ontario
               Senior Global Bond............6.125       6/28/00       201,066
   500,000     Province of Quebec............7.500       7/15/02       524,564
   500,000     Province of
               Saskatchewan..................8.000       7/15/04       548,895

               ---------------------------------------------------------------
               Total Canadian Government
               Obligations...........................................3,590,590
               ===============================================================

Canadian Corporate Securities (0.1%)
 ....................................

   250,000     Petro-Canada Ltd..............8.600       1/15/10       302,885

               ---------------------------------------------------------------
               Total Canadian Corporate Securities.....................302,885
               ===============================================================
               ---------------------------------------------------------------
               Total Long-Term Obligations
               (amortized cost basis $146,540,462).................149,650,314
               ===============================================================


Principal      Short-Term                    Interest   Maturity    Market
Amount         Obligations (12.7%)           Rate**     Date        Value
==============================================================================

$2,838,000     American Express
               Credit
               Corporation...................5.510%       7/7/98    $2,834,911
 4,084,000     Carolina Power &
               Light, Inc....................5.500        7/7/98     4,080,256
   705,000     CountryWide Home
               Inc...........................5.600       7/13/98       703,684
 1,685,000     CountryWide Home
               Inc...........................5.530       7/21/98     1,679,823
   901,000     CountryWide Home
               Inc...........................5.580       8/21/98       893,878
 2,910,000     CountryWide Home
               Inc...........................5.540       8/25/98     2,885,370
   500,000     CountryWide Home
               Inc...........................5.530       8/27/98       495,622
   232,000     Ford Motor Credit
               Company.......................5.540        7/1/98       232,000
$7,101,000     Ford Motor Credit
               Company.......................5.500%       7/9/98    $7,092,321
 1,327,000     General Electric
               Capital Corporation...........5.510        7/7/98     1,325,781
 3,746,000     General Motors
               Acceptance
               Corporation...................5.510        8/6/98     3,725,360
   531,000     General Signal
               Corporation...................5.580       7/17/98       529,683
 2,706,000     General Signal
               Corporation...................5.600       7/17/98     2,699,265
 2,500,000     Goldman, Sachs
               & Company.....................5.520       7/14/98     2,495,017
 4,194,000     Goldman, Sachs
               & Company.....................5.510       8/17/98     4,163,830
 1,074,000     GTE Corporation...............5.660        7/8/98     1,072,818
 1,948,000     GTE Corporation...............5.680       7/31/98     1,938,779
 2,277,000     J.C. Penney Funding
               Corporation...................5.500       7/10/98     2,273,869
 1,427,000     Merrill Lynch &
               Company, Inc..................6.120        7/1/98     1,427,000
 3,207,000     Merrill Lynch &
               Company, Inc..................5.530       7/28/98     3,193,699
 1,487,000     Merrill Lynch &
               Company, Inc..................5.520        8/3/98     1,479,476
   680,000     Merrill Lynch &
               Company, Inc..................5.530        8/4/98       676,449
   421,000     Merrill Lynch &
               Company, Inc..................5.520       8/19/98       417,837
 2,848,000     New England Power
               Company.......................5.530        7/6/98     2,845,812
   771,000     New England Power
               Company.......................5.520       7/24/98       768,281
 4,559,000     New England Power
               Company.......................5.560       7/30/98     4,538,581

               ---------------------------------------------------------------
               Total Short-Term Obligations
               (amortized cost basis $56,469,402)...................56,469,402
               ===============================================================
               ---------------------------------------------------------------
               Total Investments (99.4%)
               (amortized cost basis $370,665,824).................442,719,380
               ===============================================================
               ---------------------------------------------------------------
               Other Assets,
               Less Liabilities (0.6%)...............................2,548,964
               ---------------------------------------------------------------
               Net Assets (100.0%)................................$445,268,344
               ===============================================================

* Non-income producing security
**The interest rate shown reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

38   Balanced Portfolio Schedule of Investments (Unaudited)

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUALREPORT

                                              AAL Variable Product Large Company
                                                                 Stock Portfolio

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective
 ....................

The Portfolio seeks to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index by investing primarily in common stocks included in the index.



Shares    Common Stocks (98.4%)                                     Market Value
================================================================================
Aerospace (1.7%)
 ................

   3,700  BF Goodrich Company...........................................$183,613
  52,160  Boeing Company...............................................2,324,380
   6,500  General Dynamics Corporation...................................302,250
  10,200  Lockheed Martin Corporation..................................1,079,925
   3,500  Northrop Grumman Corporation...................................360,937
  17,600  Raytheon Company.............................................1,040,600
  10,400  Rockwell International Corporation.............................499,850
   8,600  Textron, Inc...................................................616,513
   6,400  TRW, Inc.......................................................349,600
  12,200  United Technologies Corporation..............................1,128,500

          ----------------------------------------------------------------------
          Total Aerospace..............................................7,886,168
          ======================================================================

Air Transportation (0.5%)
 .........................

   9,600  AMR Corporation*...............................................799,200
   3,900  Delta Air Lines, Inc...........................................504,075
   7,580  Federal Express Corporation*...................................475,645
  11,500  Southwest Airlines Company.....................................340,688
   4,800  USAir Group, Inc.*.............................................380,400

          ----------------------------------------------------------------------
          Total Air Transportation.....................................2,500,008
          ======================================================================

Apparel (0.3%)
 ..............

   3,800  Fruit of the Loom, Inc.*.......................................126,113
   3,400  Liz Claiborne, Inc.............................................177,650
  15,100  Nike, Inc......................................................735,181
   2,900  Reebok International, Ltd...................................... 80,294
   1,900  Russell Corporation............................................ 57,356
   1,000  Springs Industries, Inc.........................................46,125
   6,300  V F Corporation...............................................$324,450

          ----------------------------------------------------------------------
          Total Apparel................................................1,547,169
          ======================================================================

Banking (9.1%)
 ..............

  18,150  Associates First Capital Corporation.........................1,395,281
  36,595  Banc One Corporation.........................................2,042,458
  36,200  BankAmerica Corporation......................................3,129,037
  15,200  BankBoston Corporation.........................................845,500
   5,200  Bankers Trust New York Corporation.............................603,525
  19,600  Bank of New York Company, Inc................................1,189,475
   7,500  BB&T Corporation...............................................507,188
  44,012  Chase Manhattan Corporation..................................3,322,906
  23,900  Citicorp.....................................................3,567,075
   8,250  Comerica, Inc..................................................546,563
   5,600  Countrywide Credit Industries, Inc.............................284,200
  12,075  Fifth Third Bancorp............................................760,725
  15,224  First Chicago NBD Corporation................................1,349,227
  50,432  First Union Corporation......................................2,937,664
  14,235  Fleet Financial Group, Inc...................................1,188,623
  13,100  Franklin Resources, Inc........................................707,400
   9,900  Huntington Bancshares, Inc.....................................331,650
   9,300  J.P. Morgan & Company, Inc...................................1,089,262
  22,900  Keycorp........................................................815,813
  13,300  Mellon Bank Corporation........................................926,012
   6,800  Mercantile Bancorporation, Inc.................................342,550
  17,200  National City Corporation....................................1,221,200
  49,162  NationsBank Corporation......................................3,760,893
   5,900  Northern Trust Corporation.....................................449,875

The accompanying notes to the financial statements are an integral part of this schedule.

                                                               June 30, 1998  39

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares       Common Stocks (98.4%)                      Market Value
====================================================================
Banking--continued
 ..................
     39,400  Norwest Corporation......................   $ 1,472,575
     15,900  PNC Bank Corporation.....................       855,619
      5,000  Providian Financial Corporation..........       392,812
      5,800  Republic New York Corporation............       365,038
      9,100  Summit Bancorp...........................       432,250
     11,100  Suntrust Banks, Inc......................       902,569
     13,700  Synovus Financial Corp...................       325,375
     38,397  U.S. Bancorp.............................     1,651,071
     10,800  Wachovia Corporation.....................       912,600
     20,105  Washington Mutual, Inc...................       873,311
      4,600  Wells Fargo & Company....................     1,697,400
             -------------------------------------------------------
             Total Banking............................    43,194,722
             =======================================================

Brokerage (1.1%)
 ................
     13,850  Charles Schwab Corporation...............       450,125
      5,400  Lehman Brothers Holding, Inc.............       418,837
     17,400  Merrill Lynch & Company, Inc.............     1,605,150
     30,925  Morgan Stanley, Dean Witter,
             Discover and Company.....................     2,825,772
             -------------------------------------------------------
             Total Brokerage..........................     5,299,884
             =======================================================

Business Machines (8.3%)
 ........................
     18,500  3Com Corporation*........................       567,719
      6,900  Apple Computer, Inc......................       197,944
      2,400  Autodesk, Inc............................        92,700
     11,400  Bay Networks, Inc.*......................       367,650
      8,200  Cabletron Systems, Inc.*.................       110,188
      3,700  Ceridian Corporation*....................       217,375
     53,200  Cisco Sytems, Inc.*......................     4,897,725
     86,193  Compaq Computers, Inc....................     2,445,726
      2,500  Data General Corporation*................        37,344
     34,100  Dell Computer Corporation*...............     3,164,906
      8,000  Gateway 2000, Inc.*......................       405,000
     22,000  HBO & Company............................       775,500
      6,700  Honeywell, Inc...........................       559,869
      7,000  Ikon Office Solutions....................       101,937
     50,800  International Business Machines
             Corporation..............................     5,832,475
    127,100  Microsoft Corporation*...................    13,774,462
     18,300  Novell, Inc.*............................       233,325
     51,325  Oracle Systems Corporation*..............     1,260,670
     13,300  Parametric Technology Company*...........       360,762
     14,700  Pitney-Bowes, Inc........................       707,439
     12,600  Seagate Technology, Inc.*................       300,037
      9,700  Silicon Graphics, Inc.*..................       117,613
     19,700  Sun Microsystems, Inc.*..................       855,719
     13,000  Unisys Corporation*......................       367,250
     17,100  Xerox Corporation........................     1,737,787
             -------------------------------------------------------
             Total Business Machines..................    39,489,122
             =======================================================

Business Services (1.8%)
 ........................
     15,700  Automatic Data Processing, Inc...........     1,144,137
      9,783  Browning-Ferris Industries, Inc..........       339,959
      8,400  Cognizant Corporation....................       529,200
     28,412  Computer Associates International, Inc...     1,578,642
      8,100  Computer Sciences Corporation*...........       518,400
      4,200  Deluxe Corporation.......................       150,413
      8,800  Dun & Bradstreet Corporation.............       317,900
      6,700  Ecolab, Inc..............................       207,700
     22,300  First Data Corporation...................       742,869
      7,700  General Instrument Corporation*..........       209,344
      5,400  H.R. Block, Inc..........................       227,475
      6,500  Interpublic Group of Companies, Inc......       394,469
     17,100  Laidlaw, Inc.............................       208,406
      4,600  Moore Corporation, Ltd...................        60,950
      2,200  National Service Industries, Inc.........       111,925
      8,400  Omnicom Group, Inc.......................       418,950
      1,400  Shared Medical Systems Corporation.......       102,812
      8,400  State Street Corporation.................       583,800
     23,740  Waste Management, Inc....................       830,900
             -------------------------------------------------------
             Total Business Services..................     8,678,251
             =======================================================

Chemicals (2.6%)
 ................
     12,300  Air Products & Chemicals, Inc............       492,000
      4,100  Eastman Chemical Company.................       255,225
     59,100  E.I. Du Pont de Nemours & Company........     4,410,337
      3,100  Great Lakes Chemical Corporation.........       122,256
      5,000  Hercules, Inc............................       205,625
     21,400  Minnesota Mining and
             Manufacturing Company                         1,758,813
     30,900  Monsanto Company.........................     1,726,537
      6,800  Morton International, Inc................       170,000
      3,400  Nalco Chemical Company...................       119,425

The accompanying notes to the financial statements are an integral part of this schedule.

40   Large Company Stock Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998



Shares       Common Stocks (98.4%)                     Market Value
===================================================================
Chemicals--continued
 ....................

      9,300  PPG Industries, Inc........................$   646,931
      8,200  Praxair, Inc...............................    383,863
      3,200  Rohm & Haas Company........................    332,600
      5,200  Sigma-Aldrich Corporation..................    182,650
     11,900  The Dow Chemical Company...................  1,150,581
      6,400  Union Carbide Corporation..................    341,600
      3,800  W.R. Grace & Company.......................     64,838
             ------------------------------------------------------
             Total Chemicals............................ 12,363,281
             ======================================================

Construction (0.4%)
 ...................

      2,200  Armstrong World Industries, Inc............    148,225
      3,000  Centex Corporation.........................    113,250
      2,300  Crane Company..............................    111,694
      4,300  Fluor Corporation..........................    219,300
      2,000  Kaufman & Broad Home Corporation...........     63,500
      8,600  Masco Corporation..........................    520,300
      2,700  Owens-Corning Fiberglass Corporation.......    110,194
      2,200  Pulte Corporation..........................     65,725
      9,000  Sherwin-Williams Company...................    298,125
      4,600  Stanley Works..............................    191,187
             ------------------------------------------------------
             Total Construction.........................  1,841,500
             ======================================================

Consumer Durables (0.3%)
 ........................

      4,900  Black & Decker Corporation.................    298,900
      4,900  Maytag Corporation.........................    241,937
      8,300  Newell Company.............................    413,444
      3,100  Tupperware Corporation.....................     87,188
      4,000  Whirlpool Corporation......................    275,000
             ------------------------------------------------------
             Total Consumer Durables....................  1,316,469
             ======================================================

Containers (0.2%)
 .................

      1,500  Ball Corporation...........................     60,281
      2,700  Bemis Company, Inc.........................    110,362
      6,600  Crown Cork & Seal Company, Inc.............    313,500
      8,000  Owens-Illinois, Inc.*......................    358,000
      4,376  Sealed Air Corporation*....................    160,818
      5,100  Stone Container Corporation................     79,688
             ------------------------------------------------------
             Total Containers...........................  1,082,649
             ======================================================

Cosmetics (2.6%)
 ................

      2,900  Alberto-Culver Company.....................     84,100
      6,900  Avon Products, Inc.........................    534,750
      5,400  Clorox Company.............................    515,025
     15,500  Colgate-Palmolive Company..................  1,364,000
     58,400  Gillette Company...........................  3,310,550
      5,600  International Flavors and Fragrances, Inc..    243,250
     70,100  Procter & Gamble Company...................  6,383,481
             ------------------------------------------------------
             Total Cosmetics............................ 12,435,156
             ======================================================

Credit Cards (0.1%)
 ...................

      7,800  Equifax, Inc...............................    283,237
             ------------------------------------------------------
             Total Credit Cards.........................    283,237
             ======================================================

Drugs & Medicine (11.6%)
 ........................

     79,800  Abbott Laboratories........................  3,261,825
      3,400  Allergan, Inc..............................    157,675
      4,400  Alza Corporation*..........................    190,300
     67,800  American Home Products Corporation.........  3,508,650
     13,800  Amgen, Inc*................................    902,175
      2,800  Bausch & Lomb, Inc.........................    140,350
     14,600  Baxter International, Inc..................    785,662
      6,400  Becton, Dickinson and Company..............    496,800
      5,800  Biomet, Inc................................    191,762
     10,200  Boston Scientific Corporation..............    730,575
     51,900  Bristol-Myers Squibb Company...............  5,965,256
      5,800  Cardinal Health, Inc.......................    543,750
     33,700  Columbia/HCA Healthcare Corporation........    981,512
      2,900  C.R. Bard, Inc.............................    110,381
     57,900  Eli Lilly & Company........................  3,825,019
      7,900  Guidant Corporation........................    563,369
     20,500  HEALTHSOUTH Corporation*...................    547,094
      8,500  Humana, Inc.*..............................    265,094
     70,200  Johnson & Johnson..........................  5,177,250
      3,800  Mallinckrodt Group, Inc....................    112,812
      3,300  Manor Care, Inc............................    126,844
     24,400  Medtronic, Inc.............................  1,555,500
     62,600  Merck & Company, Inc.......................  8,372,750
     67,500  Pfizer, Inc................................  7,336,406
     26,415  Pharmacia & Upjohn, Inc....................  1,218,392
     38,300  Schering-Plough Corporation................  3,509,238
      4,321  St. Jude Medical, Inc.*....................    159,067


The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   41

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares       Common Stocks (98.4%)                     Market Value
===================================================================
Drugs & Medicine--continued
     15,900  Tenet Healthcare Corporation*..............$   496,875
      9,900  United Healthcare Corporation..............    628,650
      3,900  U.S. Surgical Corporation..................    177,938
     42,600  Warner-Lambert Company.....................  2,955,375
             ------------------------------------------------------
             Total Drugs & Medicine..................... 54,994,346
             ======================================================

Electronics (3.6%)
      3,500  Adobe Systems, Inc.........................    148,531
      7,300  Advanced Micro Devices, Inc.*..............    124,556
     11,428  AMP, Inc...................................    392,837
     19,100  Applied Materials, Inc.*...................    563,450
      2,300  EG&G, Inc..................................     69,000
     25,800  EMC Corporation*...........................  1,156,163
      2,400  General Signal Corporation.................     86,400
      4,100  Harris Corporation.........................    183,219
     54,200  Hewlett-Packard Company....................  3,245,225
     85,400  Intel Corporation..........................  6,330,275
      7,300  LSI Logic Corporation*.....................    168,356
     11,000  Micron Technology, Inc.....................    272,937
     31,100  Motorola, Inc..............................  1,634,694
      8,500  National Semiconductor Corporation*........    112,094
      2,600  Perkin Elmer Corporation...................    161,688
      4,100  Scientific-Atlanta, Inc....................    104,037
      2,550  Tektronix, Inc.............................     90,206
      9,500  Tellabs, Inc.*.............................    680,438
     20,300  Texas Instruments, Inc.....................  1,183,744
      8,300  Thermo Electron Corporation*...............    283,756
      2,800  Thomas & Betts Corporation.................    137,900
             ------------------------------------------------------
             Total Electronics.......................... 17,129,506
             ======================================================

Energy & Utilities (3.0%)
      7,100  Ameren Corporation.........................    282,225
      9,800  American Electric Power Company............    444,675
      7,700  Baltimore Gas & Electric Company...........    239,181
      7,800  Carolina Power & Light Company.............    338,325
     11,000  Central & Southwest Corporation............    295,625
      8,200  CINergy Corporation........................    287,000
      5,600  Coastal Corporation........................    390,950
      4,350  Columbia Gas System, Inc...................    241,969
     12,200  Consolidated Edison, Inc...................    561,962
      4,900  Consolidated Natural Gas Company...........    288,488
     10,000  Dominion Resources, Inc....................    407,500
      7,500  DTE Energy Company.........................    302,812
     18,808  Duke Energy Corporation....................  1,114,374
     19,900  Edison International.......................    588,294
     17,100  Enron Corporation..........................    924,469
     12,700  Entergy Corporation........................    365,125
     12,000  FirstEnergy Corporation....................    369,000
      9,500  FPL Group, Inc.............................    598,500
      6,600  General Public Utilities Corporation.......    249,562
     14,673  Houston Industries, Inc....................    453,029
      7,500  Niagara Mohawk Power Corporation...........    112,031
      2,500  Nicor, Inc.................................    100,313
      7,700  Northern States Power Company..............    220,412
      1,600  ONEOK, Inc.................................     63,800
     21,600  Pacific Gas & Electric Company.............    681,750
     15,400  PacifiCorp.................................    348,425
     11,600  Peco Energy Company........................    338,575
      1,800  Peoples Energy Corporation.................     69,525
      8,600  P P & L Resources, Inc.....................    195,113
     12,100  Public Service Enterprise..................    416,694
      5,700  Sonat, Inc.................................    220,162
     36,000  Southern Company...........................    996,750
     12,817  Texas Utilities Company....................    533,508
     11,200  Unicom Corporation.........................    392,700
     21,400  Williams Companies, Inc....................    722,250
             ------------------------------------------------------
             Total Energy & Utilities................... 14,155,073
             ======================================================

Energy - Raw Materials (1.0%)
      8,800  Baker Hughes, Inc..........................    304,150
      9,135  Burlington Resources, Inc..................    393,376
      9,100  Dresser Industries, Inc....................    400,969
      1,000  Eastern Enterprises........................     42,875
     13,600  Halliburton Company........................    606,050
      3,100  McDermott International, Inc...............    106,756
     17,600  Occidental Petroleum Corporation...........    475,200
     26,000  Schlumberger, Ltd..........................  1,776,125
     13,172  Union Pacific Resources Group, Inc.........    231,333
      2,900  Western Atlas, Inc.*.......................    246,138
             ------------------------------------------------------
             Total Energy - Raw Materials...............  4,582,972
             ======================================================

The accompanying notes to the financial statements are an integral part of this schedule.


42   Large Company Stock Portfolio Schedule of Investments (Unaudited)

                     AAL Variable Product Large Company Stock Portfoliocontinued

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998





Shares                    Common Stocks (98.4%)            Market Value
-----------------------------------------------------------------------
Entertainment (0.1%)
--------------------
          13,300  Marriott International, Inc..........     $   430,587
           9,300  Mirage Resorts, Inc.*................         198,206
                  -----------------------------------------------------
                  Total Entertainment..................         628,793
                  =====================================================

Food & Agriculture (5.9%)
-------------------------
          29,739  Archer-Daniels-Midland Company.......         576,193
          15,000  BestFoods............................         870,937
          23,800  Campbell Soup Company................       1,264,375
         129,100  Coca-Cola Company....................      11,038,050
          24,800  ConAgra, Inc.........................         785,850
           8,300  General Mills, Inc...................         567,513
           7,500  Hershey Foods Corporation............         517,500
          19,000  H.J. Heinz Company...................       1,066,375
          21,400  Kellogg Company......................         803,837
          79,100  PepsiCo, Inc.........................       3,257,931
          12,700  Pioneer Hi-Bred International, Inc...         525,463
           7,200  Quaker Oats Company..................         395,550
           5,600  Ralston Purina Corporation...........         654,150
          24,600  Sara Lee Corporation.................       1,376,062
           3,100  Supervalu, Inc.......................         137,563
          17,700  Sysco Corporation....................         453,563
           7,920  Tricon Global Restaurants, Inc.*.....         250,965
          33,500  Unilever N.V.........................       2,644,406
           6,100  Wm Wrigley Jr. Company...............         597,800
                  -----------------------------------------------------
                  Total Food & Agriculture.............      27,784,083
                  =====================================================

Gas Utilities (0.1%)
--------------------
           6,466  Sempra Energy*.......................         179,440
                  -----------------------------------------------------
                  Total Gas Utilities..................         179,440
                  =====================================================
Gold (0.2%)
-----------
          19,400  Barrick Gold Corporation.............         372,237
          11,900  Battle Mountain Gold Company.........          70,656
          11,000  Homestake Mining Company.............         114,125
           8,148  Newmont Mining Corporation...........         192,497
          12,800  Placer Dome, Inc.....................         150,400
                  -----------------------------------------------------
                  Total Gold...........................         899,915
                  =====================================================

Insurance (4.0%)
----------------
           7,849  Aetna Life & Casualty Company........     $   597,505
          22,441  Allstate Corporation.................       2,054,754
          13,262  American General Corporation.........         944,089
          36,650  American International Group, Inc....       5,350,900
           8,850  Aon Corporation......................         621,712
           8,900  Chubb Corporation....................         715,337
          11,600  Cigna Corporation....................         800,400
           8,500  Cincinnati Financial Corporation.....         326,188
           9,800  Conseco, Inc.........................         458,150
           4,100  General Re Corporation...............       1,039,350
           6,200  ITT Hartford Group, Inc..............         709,125
           5,500  Jefferson-Pilot Corporation..........         318,656
           5,400  Lincoln National Corporation.........         493,425
          13,350  Marsh & McLennan Companies, Inc......         806,841
           5,200  MBIA, Inc............................         389,350
           5,900  MGIC Investment Corporation..........         336,669
           3,800  Progressive Corporation..............         535,800
           7,300  Safeco Corporation...................         331,694
          12,046  St. Paul Companies, Inc..............         506,685
          10,150  SunAmerica, Inc......................         582,991
           7,300  Torchmark Corporation................         333,975
           3,300  Transamerica Corporation.............         379,912
           7,200  Unum Corporation.....................         399,600
                  -----------------------------------------------------
                  Total Insurance......................      19,033,108
                  =====================================================
Liquor (0.5%)
-------------
           1,900  Adolph Coors Company.................          64,600
          25,500  Anheuser-Busch Companies, Inc........       1,203,281
           3,600  Brown-Foreman Corporation............         231,300
          18,600  Seagram Company, Ltd.................         761,437
                  -----------------------------------------------------
                  Total Liquor.........................       2,260,618
                  =====================================================

Media (2.3%)
------------
          37,100  CBS Corporation......................       1,177,925
           6,500  Clear Channel Communications, Inc.*..         709,313
          18,200  Comcast Corporation, Class A.........         738,805
           5,000  Dow Jones & Company, Inc.............         278,750
          14,900  Gannett Company, Inc.................       1,058,831
           3,800  King World Productions, Inc..........          96,900
           4,100  Knight Ridder, Inc...................         225,756
           5,200  McGraw-Hill, Inc.....................         424,125

The accompanying notes to the financial statements are an integral part of this schedule.

                                                           June 30, 1998   43

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares      Common Stocks (98.4%)                                  Market Value
===============================================================================
Media--continued
----------------
     2,700  Meredith Corporation..................................  $   126,731
     5,100  New York Times Company................................      404,175
     7,600  R.R. Donnelley & Sons Company.........................      347,700
    26,400  Tele-Communications, Inc.*............................    1,014,750
    30,200  Time Warner, Inc......................................    2,580,213
     4,700  Times Mirror Company..................................      295,513
     6,500  Tribune Company.......................................      447,281
    18,400  Viacom, Inc.*.........................................    1,071,800
            -------------------------------------------------------------------
            Total Media...........................................   10,998,568
            ===================================================================

Miscellaneous Finance (3.1%)
----------------------------
    24,300  American Express Company..............................    2,770,200
     2,800  Beneficial Corporation................................      428,925
    55,300  Federal Home Loan Mortgage Corporation................    3,359,475
    36,200  Federal National Mortgage Association.................    1,703,662
     3,000  Golden West Financial Corporation.....................      318,938
     7,100  Green Tree Financial Corporation......................      303,969
     5,800  H. F. Ahmanson & Company..............................      411,800
    16,700  Household International Corporation...................      830,825
    26,112  MBNA Corporation......................................      861,696
    59,758  Travelers Group, Inc..................................    3,622,829
            -------------------------------------------------------------------
            Total Miscellaneous Finance...........................   14,612,319
            ===================================================================

Motor Vehicles (2.1%)
---------------------
    33,800  Chrysler Corporation..................................    1,905,475
     1,900  Cummins Engine Company, Inc...........................       97,375
     5,400  Dana Corporation......................................      288,900
     3,900  Eaton Corporation.....................................      303,225
     3,200  Echlin, Inc...........................................      157,000
     1,900  Fleetwood Enterprises, Inc............................       76,000
    62,600  Ford Motor Company....................................    3,693,400
    37,000  General Motors Corporation............................    2,472,062
     9,300  Genuine Parts Company.................................      321,431
     6,100  ITT Industries, Inc...................................      227,988
     3,700  Navistar International Corporation*...................      106,838
     4,000  PACCAR, Inc...........................................      209,000
            -------------------------------------------------------------------
            Total Motor Vehicles..................................    9,858,694
            ===================================================================

Non-Durables & Entertainment (1.0%)
-----------------------------------
     3,700  American Greetings Corporation, Class A...............      188,469
     7,700  Darden Restaurants, Inc...............................      122,237
     3,600  Harcourt General, Inc.................................      214,200
     6,900  Hasbro, Inc...........................................      271,256
     2,000  Jostens, Inc..........................................       48,250
    15,150  Mattel, Inc...........................................      641,034
    36,000  McDonald's Corporation................................    2,484,000
     7,800  Rubbermaid, Inc.......................................      258,863
    13,100  Service Corporation International.....................      561,663
     6,800  Wendy's International, Inc............................      159,800
            -------------------------------------------------------------------
            Total Non-Durables & Entertainment....................    4,949,772
            ===================================================================

Non-Ferrous Metals (0.4%)
-------------------------
    11,800  Alcan Aluminium, Ltd..................................      325,975
     9,100  Aluminum Company of America...........................      600,031
     2,100  Asarco, Inc...........................................       46,725
     4,800  Cyprus Minerals Company...............................       63,600
     7,500  Engelhard Corporation.................................      151,875
    10,000  Freeport-McMoran Copper & Gold, Class B...............      151,875
     8,700  Inco, Ltd.............................................      118,537
     3,000  Phelps Dodge Corporation..............................      171,563
     3,800  Reynolds Metals Company...............................      212,563
            -------------------------------------------------------------------
            Total Non-Ferrous Metals..............................    1,842,744
            ===================================================================

Oil--Domestic (0.9%)
--------------------
     4,700  Amerada Hess Corporation..............................      255,269
     3,200  Anadarko Petroleum Corporation........................      215,000
     4,900  Apache Corporation....................................      154,350
     3,900  Ashland Oil, Inc......................................      201,337
    16,800  Atlantic Richfield Company............................    1,312,500
     2,600  Helmerich & Payne, Inc................................       57,850
     2,400  Kerr-McGee Corporation................................      138,900
     5,500  Oryx Energy Company*..................................      121,688
     2,400  Pennzoil Corporation..................................      121,500
    13,700  Phillips Petroleum Company............................      660,169
     4,500  Rowan Companies, Inc.*................................       87,469
     4,900  Sun Company, Inc......................................      190,181
    12,800  Unocal Corporation....................................      457,600
    15,000  USX-Marathon Group, Inc...............................      514,687
            -------------------------------------------------------------------
            Total Oil--Domestic...................................    4,488,500
            ===================================================================

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

44   Large Company Stock Portfolio Schedule of Investments (Unaudited)

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares     Common Stocks (98.4%)             Market Value
=========================================================

Oil--International (5.3%)
 .........................
   50,800  Amoco Corporation...................$2,114,550
   34,300  Chevron Corporation..................2,849,044
  128,800  Exxon Corporation....................9,185,050
   41,000  Mobil Corporation....................3,141,625
  111,900  Royal Dutch Petroleum Company........6,133,519
   28,600  Texaco, Inc..........................1,707,062
           ----------------------------------------------
           Total International Oil.............25,130,850
           ==============================================

Optical & Photo (0.4%)
 ......................
   12,000  Corning, Inc...........................417,000
   17,000  Eastman Kodak Company................1,242,062
    2,300  Polaroid Corporation....................81,794
           ----------------------------------------------
           Total Optical & Photo................1,740,856
           ==============================================

Paper & Forest Products (1.0%)
 ..............................
    2,900  Boise Cascade Corporation...............94,975
    5,000  Champion International Corporation.....245,937
   10,800  Fort James Corporation.................480,600
    4,800  Georgia-Pacific Corporation............282,900
   15,703  International Paper Company............675,229
   28,992  Kimberly-Clark Corporation...........1,330,008
    5,700  Louisiana-Pacific Corporation..........104,025
    5,400  Mead Corporation.......................171,450
    1,500  Potlatch Corporation....................63,000
    2,900  Temple-Inland, Inc.....................156,238
    3,600  Union Camp Corporation.................178,650
    5,300  Westvaco Corporation...................149,725
   10,400  Weyerhaeuser Company...................480,350
    5,800  Willamette Industries, Inc.............185,600
           ----------------------------------------------
           Total Paper & Forest Products........4,598,687
           ==============================================

Producers Goods (5.6%)
 ......................
    1,500  Aeroquip-Vickers, Inc...................87,563
   29,400  Allied-Signal, Inc...................1,304,625
    5,300  Avery Dennison Corporation.............284,875
    1,200  Briggs & Stratton Corporation...........44,925
    3,900  Case Corporation.......................188,175
   19,400  Caterpillar, Inc.....................1,025,775
    2,000  Cincinnati Milacron, Inc................48,625
    6,400  Cooper Industries, Inc.................351,600
   13,000  Deere & Company........................687,375
   11,600  Dover Corporation......................397,300
   23,200  Emerson Electric Company.............1,400,700
    1,900  FMC Corporation*.......................129,556
    2,100  Foster Wheeler Corporation..............45,019
  170,900  General Electric Company............15,551,900
    2,400  Harnischfeger Industries, Inc...........67,950
   13,100  Illinois Tool Works, Inc...............873,606
    8,550  Ingersoll-Rand Company.................376,734
    4,300  Johnson Controls, Inc..................245,906
    4,300  KLA Instruments Corporation*...........119,056
    2,200  Millipore Corporation...................59,950
      510  NACCO Industries, Inc...................65,918
    6,500  Pall Corporation.......................133,250
    5,750  Parker Hannifin Corporation............219,219
    4,400  Raychem Corporation....................130,075
    3,100  Snap-On, Inc...........................112,375
    8,800  Tenneco, Inc...........................334,950
    3,200  Timken Company..........................98,600
   29,800  Tyco International Ltd...............1,877,400
    5,200  W.W. Grainger, Inc.....................259,025
           ----------------------------------------------
           Total Producers Goods...............26,522,027
           ==============================================

Railroad & Shipping (0.5%)
 ..........................
    8,164  Burlington Northern, Inc...............801,603
   11,300  CSX Corporation........................514,150
   19,600  Norfolk Southern Corporation...........584,325
   12,900  Union Pacific Corporation..............569,212
           ----------------------------------------------
           Total Railroad & Shipping............2,469,290
           ==============================================

Retail Stores (5.6%)
 ....................
      188  Abercrombie & Fitch Company*.............8,261
   12,800  Albertson's, Inc.......................663,200
   14,200  American Stores Company................343,462
    7,900  Autozone, Inc.*........................252,306
   42,260  Cendant Corporation*...................882,178
    5,100  Circuit City Stores, Inc...............239,062
    5,600  Consolidated Stores Corporation*.......203,000
   11,100  Costco Companies, Inc.*................699,994
   19,900  CVS Corporation........................774,856
   22,800  Dayton Hudson Corporation............1,105,800

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   45

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares    Common Stocks (98.4%)                                     Market Value
================================================================================

Retail Stores--continued
 ........................

   5,700  Dillard's Inc...............................................$  236,194
  10,900  Federated Department Stores, Inc.*..........................   586,556
   3,100  Giant Food, Inc., Class A...................................   133,494
   1,900  Great Atlantic & Pacific Tea Company, Inc...................    62,819
  38,200  Home Depot, Inc............................................. 3,172,987
  13,100  J.C. Penney Company, Inc....................................   947,294
  25,400  Kmart Corporation...........................................   488,950
  13,300  Kroger Corporation*.........................................   570,238
   2,000  Long's Drug Stores, Inc.....................................    57,750
  18,400  Lowe's Companies, Inc.......................................   746,350
  12,100  May Department Stores Company...............................   792,550
   2,000  Mercantile Stores Company, Inc..............................   157,875
   4,100  Nordstrom, Inc..............................................   316,725
   3,300  Pep Boys-Manny, Moe, & Jack.................................    62,494
  13,400  Rite Aid Corporation........................................   503,338
  20,500  Sears Roebuck & Company..................................... 1,251,781
   5,300  Tandy Corporation...........................................   281,231
  20,650  The Gap, Inc................................................ 1,272,556
  13,705  The Limited, Inc............................................   453,978
  16,800  TJX Companies, Inc..........................................   405,300
  14,800  Toys "R" Us, Inc.*..........................................   348,725
   7,000  Venator Group, Inc.*........................................   133,875
  25,800  Walgreen Company............................................ 1,065,863
 117,200  Wal-Mart Stores, Inc........................................ 7,119,900
   7,700  Winn-Dixie Stores, Inc......................................   394,144

          ----------------------------------------------------------------------
          Total Retail Stores.........................................26,735,086
          ======================================================================

Steel (0.2%)
 ............

  10,139  Allegheny Teledyne, Inc.....................................   231,930
   5,600  Armco, Inc.*................................................    35,700
   6,600  Bethlehem Steel Corporation*................................    82,087
   2,500  Inland Steel Industries, Inc................................    70,469
   4,500  Nucor Corporation...........................................   207,000
   4,400  USX-US Steel Group, Inc.....................................   145,200
   5,000  Worthington Industries, Inc.................................    75,312

          ----------------------------------------------------------------------
          Total Steel.................................................   847,698
          ======================================================================

Telephone (8.6%)
 ................

  29,400  Airtouch Communications, Inc.*.............................. 1,718,063
   9,600  ALLTEL Corporation..........................................   446,400
  57,100  Ameritech Corporation....................................... 2,562,362
   4,575  Andrew Corporation*.........................................    82,636
  10,000  Ascend Communications, Inc.*................................   495,625
  84,700  AT&T Corporation............................................ 4,838,487
  40,596  Bell Atlantic Corporation................................... 3,704,385
  51,800  BellSouth Corporation....................................... 3,477,075
   6,100  DSC Communications Corporation*.............................   183,000
   8,500  Frontier Corporation........................................   267,750
  49,900  GTE Corporation............................................. 2,775,688
  67,946  Lucent Technologies, Inc.................................... 5,652,258
  36,300  MCI Communications Corporation.............................. 2,109,937
  31,600  Mediaone Group, Inc.*....................................... 1,388,425
  13,700  Nextel Communication Inc.*..................................   340,788
  27,100  Northern Telecom, Ltd....................................... 1,537,925
  95,644  SBC Communications, Inc..................................... 3,825,760
  22,500  Sprint Corporation.......................................... 1,586,250
  26,055  U.S. West, Inc.............................................. 1,224,576
  52,800  WorldCom, Inc............................................... 2,557,500

          ----------------------------------------------------------------------
          Total Telephone.............................................40,774,890
          ======================================================================

Tires & Rubber (0.1%)
 .....................

   4,100  Cooper Tire & Rubber Company................................    84,562
   8,200  Goodyear Tire & Rubber Company..............................   528,388

          ----------------------------------------------------------------------
          Total Tires & Rubber........................................   612,950
          ======================================================================

Tobacco (1.3%)
 ..............

   8,900  Fortune Brands..............................................   342,094
   6,100  Loews Corporation...........................................   531,462
 126,500  Philip Morris Companies, Inc................................ 4,980,938
   9,600  UST, Inc....................................................   259,200

          ----------------------------------------------------------------------
          Total Tobacco............................................... 6,113,694
          ======================================================================

Travel & Recreation (0.9%)
 ..........................

   5,200  Brunswick Corporation.......................................   128,700
   5,200  Harrah's Entertainment*.....................................   120,900
  13,000  Hilton Hotels Corporation...................................   370,500
  35,249  Walt Disney Company......................................... 3,703,348

          ----------------------------------------------------------------------
          Total Travel & Recreation................................... 4,323,448
          ======================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

46   Large Company Stock Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares        Common Stocks (98.4%)                                 Market Value
================================================================================

Trucking & Freight (0.1%)
 .........................

     3,900    Ryder Systems, Inc....................................$    123,094
              ------------------------------------------------------------------
              Total Trucking & Freight..............................     123,094
              ==================================================================
              ------------------------------------------------------------------
              Total Common Stocks
              (cost basis $341,409,714).............................$466,308,637
              ==================================================================



Principal     Short-Term                  Interest         Maturity       Market
Amount        Obligations (1.4%)          Rate**           Date           Value
              ==================================================================
$  506,000    Ford Motor
              Credit Company............. 5.540%           7/1/98   $    506,000

 2,215,000    Ford Motor
              Credit Company............. 5.580            7/1/98      2,215,000

   740,000    Ford Motor
              Credit Company............. 5.640            7/1/98        740,000

 1,275,000    Merrill Lynch &
              Company, Inc............... 5.530            7/2/98      1,274,790

 1,830,000    Merrill Lynch &
              Company, Inc............... 5.820            7/6/98      1,828,521

              ------------------------------------------------------------------
              Total Short-Term Obligations
              (amortized cost basis $6,564,311).....................   6,564,311
              ==================================================================
              ------------------------------------------------------------------
              Total Investments  (99.8%)
              (amortized cost basis $347,974,025)................... 472,872,948
              ==================================================================
              ------------------------------------------------------------------
              Other Assets,
              Less Liabilities (0.2%)...............................     877,354
              ==================================================================
              ------------------------------------------------------------------
              Net Assets (100.0%)...................................$473,750,302
              ==================================================================

 *Non-income producing security
**The interest rate reflects the discount rate at the date of purchase.


  The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   47

[LOGO]
AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

AAL Variable Product Small Company
Stock Portfolio

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective

The Portfolio seeks to achieve investment results that approximate the performance of the Standard & Poor's SmallCap 600 Index by investing primarily in common stocks included in the index.


Shares              Common Stocks (99.4%)                  Market Value

Aerospace   (0.6%)
            14,400  AAR Corporation........................  $  425,700
            11,900  BE Aerospace, Inc.*....................     346,588
            12,000  Kaman Corporation......................     228,374
            11,900  Trimble Navigation Limited*............     192,631
                    ---------------------------------------------------
                    Total Aerospace........................   1,193,293
                    ===================================================
Air Transportation (1.1%)
            18,100  Air Express International Corporation..     484,175
            34,700  Comair Holdings, Inc...................   1,071,362
            14,800  Mesa Air Group, Inc.*..................     120,250
            10,600  Pittston BAX Group.....................     164,963
            12,100  SkyWest, Inc...........................     338,800
                    ---------------------------------------------------
                    Total Air Transportation...............   2,179,550
                    ===================================================
Apparel (3.3%)
             7,300  Ashworth, Inc.*........................     101,288
             7,300  J. Baker, Inc..........................      84,406
             7,300  Bell Sports Corporation*...............      70,034
             9,400  Brown Group, Inc.......................     186,825
            13,600  Cone Mills Corporation*................     117,300
             7,700  Cyrk, Inc.*............................      84,700
            12,800  Delta Woodside Industries, Inc.........      66,400
             5,900  Dixie Group, Inc.......................      56,050
             9,800  Fabri-Centers of America*..............     268,275
            10,900  Filene's Basement Corporation*.........      59,439
             6,100  Galey & Lord, Inc.*....................      90,738
            13,500  Guilford Mills, Inc....................     270,000
            12,900  Gymboree Corporation*..................     195,515
             4,500  Haggar Corporation.....................      57,375
            17,900  Hartmax Corporation*...................     135,369
            13,500  Jan Bell Marketing, Inc.*..............      87,750
            15,700  Just For Feet, Inc.*...................     447,450
             3,000  K-Swiss Inc............................      58,875
            11,200  Kellwood Corporation...................     400,400
            17,300  Men's Wearhouse, Inc.*.................     570,900
            20,500  Nautica Enterprises, Inc.*.............     549,654
             5,200  Oshkosh B'Gosh, Inc....................     231,400
             4,600  Oxford Industries, Inc.................     160,713
            14,200  Phillips-Van Heusen Corporation........     209,450
             7,300  Pillowtex Corporation..................     292,913
             8,500  St. John Knits, Inc....................     328,313
            24,600  Stride Rite Corporation................     370,538
            12,000  The Dress Barn Corporation*............     298,500
             6,000  Timberland Company*....................     431,625
            15,600  Tultex Corporation*....................      38,025
            22,300  Wolverine World Wide, Inc..............     483,631
                    ---------------------------------------------------
                    Total Apparel..........................   6,803,851
                    ===================================================
Banking (6.9%)
            13,800  Astoria Financial Corporation..........     738,300
            13,900  Centura Banks, Inc.....................     868,750
             9,400  Commerce Bancorp, Inc..................     549,900
            11,600  Cullen/Frost Bankers, Inc..............     629,300
            19,600  First Commercial Corporation...........   1,360,975
            10,500  First Midwest Bancorp, Inc.............     461,671


The accompanying notes to the financial statements are an integral part of this schedule.

48   Small Company Stock Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares      Common Stocks (99.4%)                         Market Value
======================================================================

Banking--continued
    15,800  FirstBank Puerto Rico........................  $   410,800
    34,000  FirstMerit Corporation.......................      990,250
    15,500  HUBCO, Inc...................................      555,094
    26,800  Keystone Financial, Inc......................      991,600
    18,600  Magna Group, Inc.............................    1,050,900
    22,500  Provident Financial Group, Inc...............    1,026,563
     7,800  Queens County Bancorp Inc....................      340,275
    15,900  Rigs National Corporation - Washington.......      464,577
    10,700  Silicon Valley Bancshares*...................      380,853
    17,900  St. Paul Bancorp, Inc........................      404,427
    11,800  Susquehanna Bancshares, Inc..................      441,025
    10,000  U.S. Trust Corporation.......................      762,500
    15,400  UST Corporation..............................      408,100
    20,300  United Bankshares, Inc.......................      692,738
    10,900  Whitney Holding Corporation..................      553,175
            ----------------------------------------------------------
            Total Banking................................   14,081,773
            ==========================================================

Brokerage (0.2%)
----------------
    20,300  E*TRADE Group, Inc.*.........................      465,631
            ----------------------------------------------------------
            Total Brokerage..............................      465,631
            ==========================================================

Business Machines (3.7%)
------------------------
     6,600  Analogic Corporation.........................      295,350
    12,600  Applied Magnetics Corporation*...............       96,075
    13,300  Auspex Systems, Inc.*........................       72,319
    11,300  BancTec, Inc.*...............................      261,313
    14,550  Boole & Babbage, Inc.*.......................      347,381
    10,900  Broderbund Software, Inc.*...................      248,656
     3,800  Centigram Communications Corporation*........       42,750
     7,100  Digi International Inc.*.....................      143,775
    11,700  Exabyte Corporation*.........................       97,621
     7,300  Fair, Isaac and Company, Inc.................      277,400
    23,100  Input/Output, Inc.*..........................      411,469
     7,600  InterVoice, Inc.*............................      134,900
    27,500  Komag, Inc.*.................................      146,952
    10,200  MicroAge, Inc.*..............................      144,713
    27,600  Microchip Technology, Inc.*..................      721,050
    16,000  National Computer Systems, Inc...............      384,000
    17,600  Novellus Systems, Inc.*......................      628,100
    19,900  Picturetel Corporation*......................      184,075
    42,200  Platinum Technology, Inc.*...................    1,205,338
    25,300  Read-Rite Corporation*.......................      229,281
    24,800  Tech Data Corporation*.......................    1,063,298
     8,300  Telxon Corporation...........................      268,713
    11,900  Xircom, Inc.*................................      185,194
            ----------------------------------------------------------
            Total Business Machines......................    7,589,723
            ==========================================================

Business Services (11.0%)
-------------------------
    10,800  ABM Industries, Inc..........................      301,050
    11,800  ADVO, Inc.*..................................      332,613
     9,900  Access Health, Inc.*.........................      252,450
    22,000  American Management Systems, Inc.*...........      658,625
    11,600  Analysts International Corporation...........      329,150
     4,800  Angelica Corporation.........................      100,800
    13,705  The BISYS Group, Inc.*.......................      561,905
    17,500  Billing Concepts Corporation*................      271,250
     9,600  Bowne & Co, Inc..............................      432,000
    10,400  CDI Corporation*.............................      278,200
    17,000  Cerner Corporation*..........................      481,313
    24,200  Ciber, Inc.*.................................      919,600
    10,800  Computer Task Group, Inc.....................      361,800
     9,400  Dames & Moore Group..........................      121,025
    36,000  DeVry, Inc.*.................................      789,750
     8,400  Dialogic Corporation*........................      249,900
    11,000  Envoy Corporation*...........................      521,125
    16,100  FileNet Corporation*.........................      464,888
    12,800  Franklin Covey Company*......................      246,400
    10,700  G & K Services, Inc..........................      466,788
    13,100  HA-LO Industries, Inc.*......................      407,738
    21,400  Harbinger Corporation*.......................      517,613
     9,900  Hyperion Software Corporation*...............      282,150
    11,900  Immune Response Corporation*.................      178,500
     4,400  Insteel Industries, Inc......................       27,775
     6,500  Integrated Circuit Systems, Inc.*............      108,063
    23,200  Integrated Health Services, Inc..............      870,000
    24,400  Interim Services, Inc.*......................      783,850
    16,200  John H. Harland Company*.....................      274,388
     4,300  Kronos, Inc..................................      155,875
    13,000  Mentor Corporation...........................      315,250
     3,500  Nashua Corporation*..........................       54,688
    17,600  National Data Corporation....................      770,000
     7,200  New England Business Service, Inc............      232,200
    11,100  NFO Worldwide, Inc.*.........................      197,719


          The accompanying notes to the financial statements are an
                        integral part of this schedule.

                                                              June 30, 1998   49

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares      Common Stocks (99.4%)                         Market Value
======================================================================
Business Services--continued
----------------------------
    14,200  Norrell Corporation.........................  $   283,113
    11,300  Offshore Logistics, Inc.*...................      200,575
    19,100  Orbital Sciences Corporation*...............      713,863
    24,900  PMT Services, Inc.*.........................      633,394
    25,200  Paxar Corporation*..........................      289,800
    13,500  Platinum Software Corporation*..............      329,063
    13,400  Primark Corporation*........................      419,588
     6,100  Progress Software Corporation*..............      250,100
     9,600  Protein Design Labs, Inc.*..................      231,300
     7,000  Rural/Metro Corporation*....................       91,000
    26,500  S3, Inc.*...................................      134,156
     9,400  SEI Investments Company.....................      582,800
    24,700  System Software Associate, Inc.*............      175,988
    11,300  TCSI Corporation*...........................       66,388
    13,800  Technology Solutions Company*...............      437,288
     7,100  TETRA Technologies, Inc.*...................      117,150
    23,200  True North Communications, Inc..............      678,600
    22,500  Vanstar Corporation*........................      327,656
    13,300  Vantive Corporation*........................      272,650
     7,800  Volt Information Sciences, Inc.*............      211,575
     5,200  Wall Data, Inc.*............................       83,200
    12,200  Whittman-Hart, Inc.*........................      590,175
    20,000  World Color Press, Inc.*....................      700,000
    22,400  Xylan Corporation*..........................      667,791
    12,700  Zebra Technologies Corporation*.............      542,925
            ---------------------------------------------------------
            Total Business Services.....................   22,346,579
            =========================================================

Chemicals (1.7%)
----------------
    11,700  W.H. Brady Company..........................      325,406
    12,600  Cambrex Corporation.........................      330,750
    10,500  Chemfirst, Inc..............................      265,125
     8,300  Commonwealth Industries, Inc................       83,000
    12,200  Geon Company................................      279,838
     5,400  Hauser, Inc.*...............................       31,388
    12,100  Lilly Industries, Inc.......................      261,663
    13,100  MacDermid, Inc..............................      370,075
     5,400  McWhorter Technologies, Inc.*...............      142,763
    11,400  OM Group, Inc...............................      470,250
     4,600  Quaker Chemical Corporation.................       87,113
     6,300  Tredegar Industries, Inc....................      534,710
     8,170  WD-40 Company...............................      221,611
            ---------------------------------------------------------
            Total Chemicals.............................    3,403,692
            =========================================================

Construction (3.6%)
-------------------
    14,500  Apogee Enterprises, Inc.....................      222,031
    19,500  Blount International, Inc...................      555,750
     6,500  Building Materials Holding Corporation*.....       89,781
    27,500  D.R. Horton, Inc............................      574,063
     7,700  Dravo Corporation*..........................       70,744
    14,100  Insituform Technologies, Inc.*..............      195,196
    27,200  Interface, Inc..............................      549,100
    13,800  Justin Industries, Inc......................      222,525
     5,800  Lawson Products, Inc........................      149,350
     5,700  Lone Star Industries, Inc...................      439,256
     8,700  Medusa Corporation..........................      545,925
    28,200  Morrison Knudsen Corporation*...............      396,563
    24,200  Oakwood Homes Corporation...................      726,000
     6,100  Republic Group, Inc.........................      128,100
     7,800  Ryland Group, Inc...........................      204,750
     7,500  Southern Energy Homes, Inc.*................       73,594
    15,500  Standard-Pacific Corporation................      319,688
     6,700  Stone & Webster, Inc........................      265,488
    10,900  Texas Industries, Inc.......................      577,698
     8,900  TJ International, Inc.......................      268,113
    19,200  Toll Brothers, Inc.*........................      550,800
     6,200  U.S. Home Corporation*......................      255,750
            ---------------------------------------------------------
            Total Construction..........................    7,380,265
            =========================================================

Consumer Durables (3.2%)
------------------------
     6,800  Bassett Furniture Industries, Inc...........      191,675
    24,800  Champion Enterprises, Inc.*.................      725,400
    15,000  Ethan Allen Interiors, Inc..................      749,063
     7,800  Flow International Corporation*.............       90,675
    16,000  Griffon Corporation*........................      205,000
     9,700  Harman International Industries, Inc........      373,450
     9,300  La Z Boy Chair Company......................      525,450
    20,200  Linens `N Things, Inc.*.....................      617,363
    27,250  Mohawk Industries, Inc.*....................      863,484
     3,900  National Presto Industries, Inc.............      151,856
     4,900  Rival Company...............................       66,150
    12,000  Royal Appliance Manufacturing Company*......       75,000
    14,100  Shorewood Packaging Corporation*............      223,838

          The accompanying notes to the financial statements are an
                        integral part of this schedule.

50   Small Company Stock Portfolio Schedule of Investments (Unaudited)

                        SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998



Shares          Common Stocks (99.4%)                   Market Value

====================================================================
Consumer Durables-continued
--------------------------------------------------------------------
     4,900  Skyline Corporation............................$ 159,863
    14,000  Sturm Ruger & Company, Inc.....................  234,500
     4,300  Swiss Army Brands, Inc.*.......................   49,450
     8,300  Thomas Industries, Inc.........................  202,831
     6,700  Toro Company...................................  229,475
    26,900  Williams-Sonoma, Inc.*.........................  855,756
            --------------------------------------------------------
            Total Consumer Durables                        6,590,279
            ========================================================
Cosmetics (0.1%)
----------------
     5,300  Chemed Corporation.............................  180,531
     7,200  USA Detergents, Inc.*..........................  119,250
            --------------------------------------------------------
            Total Cosmetics................................  299,781
            ========================================================
Drugs & Medicine (9.8%)
-----------------------
     10,200  ADAC Laboratories, Inc.*......................  229,500
     20,500  Advanced Tissue Sciences, Inc.*...............   90,969
     16,700  Alliance Pharmaceutical Corporation*..........   69,931
     13,200  Alpharma, Inc.................................  290,400
     16,900  American Oncology Resources, Inc.*............  206,496
     15,800  Ballard Medical Products......................  284,400
     25,100  Bio-Technology General Corporation*...........  178,052
     14,800  Cephalon, Inc.*...............................  116,550
      4,700  Collagen Corporation..........................   85,188
      5,300  CompDent Corporation*.........................   82,813
      7,800  Cooper Companies, Inc.*.......................  284,213
     12,600  COR Therapeutics, Inc.*.......................  174,825
     30,400  Coventry Health Care Inc.*....................  452,200
      6,600  Curative Health Services, Inc.*...............  188,100
     10,400  Cygnus, Inc.*.................................  108,550
     17,800  DEKALB Genetics Corporation.................. 1,684,325
      7,200  Diagnostic Products Corporation...............  207,450
     12,800  Enzo Biochem, Inc.*...........................  171,200
      7,000  Hologic, Inc.*................................  127,313
     20,000  Idexx Laboratories, Inc.*.....................  497,500
     13,800  Incyte Pharmaceuticals, Inc.*.................  470,925
     15,600  Invacare Corporation..........................  399,750
     15,000  Jones Pharma, Inc.............................  496,875
     30,100  Lincare Holdings, Inc.*...................... 1,266,081
     19,800  Liposome Company, Inc.*.......................  107,043
     16,400  Magellan Health Services, Inc.*...............  416,150
     15,400  Mariner Health Group, Inc.*...................  256,025
      9,300  Marquette Medical Systems, Inc*...............  238,603
     13,800  MedImmune, Inc.*..............................  860,775
      9,300  Molecular Biosystems, Inc.*...................   66,844
      9,700  Nature's Sunshine Products, Inc...............  218,856
     29,100  NBTY, Inc.*...................................  534,713
     10,200  NCS HealthCare, Inc.*.........................  290,700
     16,700  North American Vaccine, Inc.*.................  258,850
     10,700  Noven Pharmaceuticals, Inc.*..................   63,531
     24,800  Orthodontic Centers of America, Inc.*.........  519,250
     16,900  Owens & Minor, Inc. Holding Company...........  169,000
     21,600  Paragon Health Network, Inc.*.................  348,300
     12,800  PAREXEL International Corporation*............  465,600
     17,350  Patterson Dental Company*.....................  635,444
      8,000  Pediatrix Medical Group, Inc.*................  297,500
      6,500  Pharmaceutical Marketing Services, Inc.*......   92,625
     34,800  PhyCor, Inc.*.................................  576,375
     16,200  Regeneron Pharmaceuticals, Inc.*..............  149,343
     13,800  Renal Care Group, Inc.*.......................  608,063
     16,900  Respironics, Inc.*............................  263,006
     15,900  Roberts Pharmaceutical Corporation*...........  365,700
     16,400  SEQUUS Pharmaceuticals, Inc.*.................  186,550
     14,300  Sierra Health Services, Inc.*.................  360,181
     12,800  Sola International, Inc.*.....................  418,400
      5,000  Spacelabs Medical, Inc.*......................   83,750
     17,600  STERIS Corporation*.......................... 1,119,249
     16,100  Summit Technology, Inc.*......................   87,544
     10,600  Sunrise Medical, Inc.*........................  159,000
      5,500  Syncor International Corporation*.............   94,875
     10,900  TheraTech, Inc.*..............................  110,363
     12,700  U.S. Bioscience, Inc.*........................  103,981
     16,900  Universal Services, Inc.*.....................  986,534
     13,200  Vertex Pharmaceuticals, Inc.*.................  297,000
             -------------------------------------------------------
             Total Drugs & Medicine...................... 19,973,329
             =======================================================
Electronics (7.0%)
------------------
    27,200  Acxiom Corporation*............................  678,300
    14,200  Allen Group, Inc.*.............................  165,075
     6,900  Alliant Techsystems, Inc.*.....................  436,425
     8,900  Amtech Corporation*............................   42,275
    24,500  Anixter International, Inc.*...................  467,031
    12,100  Avid Technology, Inc.*.........................  405,350
    13,600  Belden, Inc....................................  416,500
     4,900  Bell Industries, Inc.*.........................   55,738



The accompanying notes to the financial statements are an integral part of this schedule.



                                                                              51
                                                               June 30, 1998

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares      Common Stocks (99.4%)                                   Market Value
================================================================================
Electronics--continued
     6,100  Benchmark Electronics, Inc.*.............................$   122,000
    14,300  BMC Industries, Inc......................................    125,125
     7,000  BroadBand Technologies, Inc.*............................     28,875
    19,050  Burr-Brown Corporation*..................................    400,050
     5,100  C-COR Electronics, Inc.*.................................     96,900
    19,000  C-Cube Microsystems, Inc.*...............................    352,688
     8,000  CTS Corporation..........................................    236,000
    15,100  Cable Design Technologies Corporation*...................    311,438
     8,600  California Microwave, Inc.*..............................    150,500
    17,500  Checkpoint Systems, Inc.*................................    247,188
     6,900  Circon Corporation*......................................    106,950
    12,200  Coherent, Inc.*..........................................    209,306
    25,600  CommScope, Inc.*.........................................    414,400
    14,600  Dallas Semiconductor Corporation.........................    452,600
    23,900  Digital Microwave Corporation*...........................    173,275
    11,800  Dionex Corporation*......................................    311,225
     5,900  Electro Scientific Industries, Inc.*.....................    186,219
    10,300  Electroglas, Inc.*.......................................    134,544
    11,500  Etec Systems, Inc.*......................................    404,656
     9,600  Fluke Corporation........................................    315,600
    19,200  General Semiconductor, Inc.*.............................    189,600
    37,160  Gentex Corporation*......................................    673,525
    11,800  Gerber Scientific, Inc...................................    268,450
     6,900  Hadco Corporation*.......................................    160,856
     5,350  Harmon Industries, Inc...................................    127,063
    10,300  Hutchinson Technology, Inc.*.............................    280,675
     7,700  Innovex, Inc.............................................    100,581
     6,600  Intermagnetics General Corporation*......................     60,225
    26,700  International Rectifier Corporation*.....................    226,950
     7,600  Itron, Inc.*.............................................     96,900
    20,900  Kemet Corporation*.......................................    274,965
    14,200  Kent Electronics Corporation*............................    260,038
    12,100  Kulicke and Soffa Industries, Inc.*......................    205,700
     8,700  Marshall Industries, Inc.*...............................    237,075
    18,500  Methode Electronics, Inc.................................    286,750
    22,500  P-COM, Inc.*.............................................    206,015
     6,000  Park Electrochemical Corporation.........................    126,750
    12,700  Photronics, Inc.*........................................    280,194
    13,700  Pioneer-Standard Electronics, Inc........................    131,863
     7,700  Plexus Corporation*......................................    153,038
    10,600  ReSound Corporation*.....................................     69,563
     8,300  SpeedFam International, Inc.*............................    153,031
     8,300  Standard Microsystems Corporation*.......................     73,144
     8,300  SymmetriCom, Inc.*.......................................     49,800
     8,400  Technitrol, Inc..........................................    335,475
     4,200  Three-Five Systems, Inc.*................................     73,237
    12,600  Unitrode Corporation*....................................    144,900
    12,400  Valence Technology, Inc.*................................     70,525
    22,300  Vicor Corporation*.......................................    309,410
     8,000  VISX, Inc.*..............................................    476,000
     6,700  Vital Signs, Inc.........................................    122,275
    24,200  VLSI Technology, Inc.*...................................    406,103
     4,300  Watkins-Johnson Company..................................    111,800
     5,076  Zilog, Inc.*.............................................     25,278
            --------------------------------------------------------------------
            Total Electronics........................................ 14,213,987
            ====================================================================

Energy & Utilities (4.4%)
     3,900  Aquarion Company.........................................    133,331
    15,700  Atmos Energy Corporation.................................    478,850
     3,900  Bangor Hydro-Electric Company*...........................     35,100
     5,800  Cascade Natural Gas Corporation..........................     90,988
     9,000  Central Hudson Gas & Electric Company....................    412,875
     6,000  Central Vermont Public Service Corporation...............     89,625
     7,100  Cilcorp, Inc.............................................    340,800
    11,200  Commonwealth Energy Systems..............................    422,800
     5,400  Connecticut Energy Corporation...........................    150,525
     4,700  Consumers Water Company..................................    129,838
    10,700  Eastern Utilities Associates.............................    280,875
    15,200  Energen Corporation......................................    305,900
    11,700  Global Industrial Technologies, Inc.*....................    168,188
     2,800  Green Mountain Power Corporation.........................     40,075
    21,900  KN Energy, Inc...........................................  1,186,706
     9,300  New Jersey Resources Corporation.........................    331,894
    12,900  Northwest Natural Gas Company............................    360,796
     7,100  Orange & Rockland Utilities, Inc.........................    381,181
     5,200  Pennsylvania Enterprises, Inc............................    140,075
    14,300  Philadelphia Suburban Corporation........................    312,813
    15,800  Piedmont Natural Gas Company, Inc........................    531,275
    10,500  Public Service Company of North Carolina.................    228,375
    16,100  Sierra Pacific Resources Corporation.....................    584,628
     4,700  Southern California Water Company........................    127,488
    14,400  Southwest Gas Corporation................................    351,900
     6,900  TNP Enterprises, Inc.....................................    213,038
     7,500  United Illuminating Company..............................    379,688

The accompanying notes to the financial statements are an integral part of this schedule.

52   Small Company Stock Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares      Common Stocks (99.4%)                                   Market Value
================================================================================
Energy & Utilities-continued
    19,200  United Water Resources, Inc..............................$   345,600
    19,400  WICOR, Inc...............................................    448,625
            --------------------------------------------------------------------
            Total Energy & Utilities.................................  9,003,852
            ====================================================================

Energy-Raw Materials (1.0%)
    14,800  AMCOL International Corporation..........................    178,525
    12,900  Cabot Oil & Gas Corporation..............................    258,000
    16,800  Devon Energy Corporation.................................    586,949
    15,300  KCS Energy, Inc..........................................    174,994
    11,200  Kirby Corporation*.......................................    282,800
     8,800  Plains Resources, Inc.*..................................    157,850
    11,700  Seitel, Inc.*............................................    189,394
    13,000  Southwestern Energy Company..............................    119,438
     4,700  Wiser Oil Company........................................     51,994
            --------------------------------------------------------------------
            Total Energy-Raw Materials...............................  1,999,944
            ====================================================================

Food & Agriculture (3.3%)
    33,500  Chiquita Brands International, Inc.......................    471,094
     4,400  Coca-Cola Bottling Company Consolidated..................    290,950
    18,500  Corn Products International, Inc.*.......................    626,688
    19,800  Delta & Pine Land Company................................    881,100
    23,200  DIMON, Inc...............................................    261,000
    11,200  Earthgrains Company......................................    625,800
    19,900  Fleming Companies, Inc...................................    349,494
     3,700  GoodMark Foods, Inc......................................    109,613
     4,600  J & J Snack Foods Corporation*...........................     96,025
    15,800  Landry's Seafood Restaurants, Inc.*......................    285,880
     7,350  Lindsay Manufacturing Company............................    199,369
    14,200  Mississippi Chemical Corporation.........................    233,413
     5,900  Nash-Finch Company.......................................     88,869
    24,700  Richfood Holdings, Inc...................................    510,981
     9,800  Scotts Company*..........................................    365,050
    19,500  Smithfield Foods, Inc.*..................................    594,750
    13,700  Whole Foods Market, Inc.*................................    828,848
            --------------------------------------------------------------------
            Total Food & Agriculture.................................  6,818,924
            ====================================================================

Gold (0.1%)
    16,000  Getchell Gold Corporation*...............................    240,000
    16,300  Glamis Gold, Ltd.*.......................................     57,050
            --------------------------------------------------------------------
            Total Gold...............................................    297,050
            ====================================================================

Health Care (0.1%)
     8,200  Datascope Corporation*...................................    217,813
            --------------------------------------------------------------------
            Total Health Care........................................    217,813
            ====================================================================

Insurance (5.5%)
    15,800  Allied Group, Inc........................................    739,638
     8,200  Capital Re Corporation...................................    587,325
     9,984  Delphi Financial Group, Inc.*............................    562,224
    19,600  Enhance Financial Services Group, Inc....................    661,500
     5,700  Executive Risk, Inc......................................    420,375
     9,400  First American Financial Corporation.....................    846,000
    18,100  Fremont General Corporation..............................    980,794
    19,470  Frontier Insurance Group, Inc............................    439,292
     8,900  Arthur J. Gallagher & Company............................    398,275
    18,300  Genesis Health Ventures, Inc.*...........................    457,500
     6,600  Hilb, Rogal and Hamilton Company.........................    103,125
     5,900  Insurance Auto Auctions, Inc.*...........................     83,338
     9,000  Life Re Corporation......................................    738,000
    20,300  Mutual Risk Management Ltd...............................    739,681
     9,600  NAC Re Corporation.......................................    512,400
    14,400  Orion Capital Corporation................................    804,600
    32,100  Protective Life Corporation..............................  1,177,669
    15,400  Selective Insurance Group, Inc...........................    345,055
     6,300  Trenwick Group, Inc......................................    244,715
     9,200  Zenith National Insurance Corporation....................    259,325
            --------------------------------------------------------------------
            Total Insurance.......................................... 11,100,831
            ====================================================================

Liquor (0.2%)
     9,800  Canandaigua Brands, Inc.*................................    482,038
            --------------------------------------------------------------------
            Total Liquor.............................................    482,038
            ====================================================================

Media (2.5%)
     10,700  Capital Cities/ABC, Inc.................................  1,136,875
      6,000  Carmike Cinemas, Inc.*..................................    161,625
      6,700  Consolidated Graphics, Inc.*............................    395,300
      8,800  Express Scripts, Inc.*..................................    709,500
      4,100  GC Companies, Inc.*.....................................    212,688
      8,500  Merrill Corporation.....................................    187,531
      8,700  Metro Networks, Inc.*...................................    375,188
      8,900  Thomas Nelson, Inc......................................    119,038
     11,100  Network Equipment Technologies, Inc.*...................    174,131
      9,400  Oak Industries, Inc.*...................................    332,525

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   53

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares      Common Stocks (99.4%)                                   Market Value
================================================================================
Media-continued
     1,900  Plenum Publishing Corporation.............................$  139,175
    20,400  Valassis Communications, Inc.*............................   786,675
    16,400  Westwood One, Inc.*.......................................   413,585
            --------------------------------------------------------------------
            Total Media............................................... 5,143,836
            ====================================================================

Miscellaneous Finance (3.9%)
    22,300  Amresco, Inc.*............................................   649,488
    12,800  Cash America International, Inc...........................   195,200
    11,800  CMAC Investment Corporation...............................   725,700
    21,000  Commercial Federal Corporation............................   664,125
     6,500  Dain Rauscher Corporation.................................   355,875
    14,665  Downey Financial Corporation..............................   479,362
     9,600  Eaton Vance Corporation...................................   444,600
    12,000  Fidelity National Financial, Inc..........................   477,750
     9,900  Jack Henry & Associates, Inc..............................   340,313
     5,200  JSB Financial, Inc........................................   304,525
    14,300  Legg Mason, Inc...........................................   823,144
     9,400  M.D.C. Holdings, Inc......................................   185,650
     3,800  Penford Corporation.......................................   114,950
    13,200  Pioneer Group, Inc........................................   347,325
    25,150  Raymond James Financial, Inc..............................   752,928
    69,540  Sovereign Bancorp, Inc.................................... 1,136,540
            --------------------------------------------------------------------
            Total Miscellaneous Finance............................... 7,997,475
            ====================================================================

Motor Vehicles (2.0%)
    14,900  Arctic Cat, Inc...........................................   147,138
    19,100  Breed Technologies Inc.*..................................   292,469
     8,700  Discount Auto Parts, Inc.*................................   226,200
     2,700  Global Motorsport Group, Inc.*............................    56,531
     5,600  Johnston Industries, Inc.*................................    25,900
     9,600  Myers Industries, Inc.....................................   230,400
    10,900  O'Reilly Automotive, Inc.*................................   392,400
    13,700  Polaris Industries, Inc...................................   515,463
     6,600  SPX Corporation...........................................   424,875
     9,600  Simpson Industries, Inc...................................   131,400
     8,500  A.O. Smith Corporation....................................   439,342
     6,600  Spartan Motors, Inc.......................................    47,025
     6,800  Standard Motor Products, Inc.*............................   151,300
     8,800  Standard Products Corporation.............................   247,500
    12,100  TBC Corporation*..........................................    80,163
     6,400  Thor Industries, Inc......................................   177,200
    11,300  Titan International, Inc..................................   192,100
    12,300  Winnebago Industries, Inc.................................   156,825
    10,100  Wynn's International, Inc.................................   194,425
            --------------------------------------------------------------------
            Total Motor Vehicles...................................... 4,128,656
            ====================================================================

Non-Durables & Entertainment (3.4%)
     8,600  A.T. Cross Company........................................   127,925
    16,300  Applebee's International, Inc.............................   364,713
     6,200  Au Bon Pain Company, Inc.*................................    68,200
     4,500  Bertucci's, Inc.*.........................................    46,125
     5,200  CPI Corporation...........................................   123,825
     9,600  Catalina Marketing Corporation*...........................   498,600
    24,200  Cke Restaurants, Inc......................................   998,250
    10,900  Consolidated Products, Inc.*..............................   230,263
    20,500  Foodmaker, Inc.*..........................................   345,938
     8,600  Gibson Greetings, Inc.*...................................   215,000
     6,600  Huffy Corp................................................   119,625
     5,100  IHOP Corporation*.........................................   211,013
     8,900  Lechters, Inc.*...........................................    43,665
     9,500  Galoob Toys, Inc.*........................................    95,000
    12,100  Luby's Cafeterias, Inc....................................   212,506
    15,800  Marcus Corporation........................................   282,425
    20,051  Midway Games Inc.*........................................   313,297
    12,400  Regis Corporation.........................................   366,575
    17,200  Ruby Tuesday, Inc.........................................   266,600
    11,600  Russ Berrie & Company.....................................   290,000
    24,400  Ryan's Family Steak Houses, Inc.*.........................   250,100
    25,300  Shoneys, Inc.*............................................    88,550
     9,700  Showbiz Pizza Time, Inc.*.................................   391,031
    10,050  Sonic Corporation*........................................   224,869
     7,700  Taco Cabana, Inc.*........................................    48,606
    12,300  TCBY Enterprises, Inc.....................................   113,006
    10,450  The Cheesecake Factory, Inc.*.............................   236,431
    16,300  Triarc Companies, Inc.*...................................   357,580
            --------------------------------------------------------------------
            Total Non-Durables &
            Entertainment............................................. 6,929,718
            ====================================================================

Non-Ferrous Metals (1.0%)
     7,300  Castle (A.M.) & Company...................................   160,600
    11,400  Coeur D Alene Mines Corporation*..........................    76,950
     7,800  Commercial Metals Company.................................   239,850
    28,700  Helca Mining Company*.....................................   152,469

The accompanying notes to the financial statements are an integral part of this schedule.

54   Small Company Stock Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Shares      Common Stocks (99.4%)                                   Market Value
================================================================================
Non-Ferrous Metals-continued
     8,700  IMCO Recycling, Inc......................................$   160,950
    18,300  Mueller Industries, Inc.*................................    679,388
    10,700  Stillwater Mining Company*...............................    290,238
     7,400  Wolverine Tube, Inc.*....................................    281,199
            --------------------------------------------------------------------
            Total Non-Ferrous Metals.................................  2,041,644
            ====================================================================

Oil-Domestic (2.5%)
    16,500  Barrett Resources Corporation*...........................    617,719
    15,400  Benton Oil & Gas Company*................................    163,625
    24,300  Cross Timbers Oil Company................................    463,219
     9,700  HS Resources, Inc.*......................................    141,256
    18,800  Newfield Exploration Company*............................    467,650
    19,600  Pogo Producing Corporation...............................    492,450
    11,000  Pool Energy Services Company*............................    162,250
    26,100  Pride International, Inc.*...............................    442,069
    10,600  Remington Oil & Gas Corporation*.........................     56,975
    53,400  Santa Fe Energy Resources, Inc.*.........................    574,050
    17,400  Snyder Oil Corporation...................................    346,913
     5,700  St. Mary Land & Exploration Company......................    137,513
    23,100  Tuboscope, Inc.*.........................................    456,225
    26,900  Vintage Petroleum, Inc...................................    507,736
            --------------------------------------------------------------------
            Total Oil-Domestic.......................................  5,029,650
            ====================================================================

Paper & Forest Products (0.6%)
    19,200  Buckeye Technologies, Inc.*..............................    452,400
    13,300  Caraustar Industries, Inc................................    384,038
     8,500  Lydall, Inc.*............................................    123,781
     7,100  Pope & Talbot, Inc.......................................     82,981
    10,800  Universal Forest Products, Inc...........................    176,850
            --------------------------------------------------------------------
            Total Paper & Forest Products............................  1,220,050
            ====================================================================

Producers Goods (5.9%)
    11,500  Applied Industrial Technologies, Inc.....................    236,469
    14,600  Applied Power Inc........................................    501,875
     9,400  AptarGroup, Inc..........................................    584,563
     4,900  Astec Industries, Inc.*..................................    169,050
    19,300  Baldor Electric Company..................................    470,438
    10,600  Barnes Group, Inc........................................    286,863
     4,000  Butler Manufacturing Company.............................    136,250
    12,700  Clarcor, Inc.............................................    266,700
    21,800  Cognex Corporation*......................................    403,300
     9,100  Daniel Industries, Inc...................................    172,900
    21,900  Fedders Corporation......................................    146,456
    13,500  Graco Inc................................................    470,813
    11,600  Helix Technology Corporation.............................    174,000
    12,000  Hughes Supply, Inc.......................................    439,500
     8,400  Ionics, Inc.*............................................    309,750
    22,900  JLG Industries, Inc......................................    463,725
     9,700  Juno Lighting, Inc.......................................    229,163
     8,500  Kuhlman Corporation......................................    336,281
    12,200  Lattice Semiconductor Corporation*.......................    346,556
     6,600  LSB Industries, Inc......................................     25,163
     9,000  Manitowoc Company, Inc...................................    362,813
     8,000  Material Sciences Corporation*...........................     93,000
    12,000  Oceaneering International, Inc.*.........................    213,000
     7,400  Quanex Corporation.......................................    224,313
    10,900  Regal-Beloit Corporation.................................    310,650
     5,800  Robbins & Myers, Inc.....................................    168,563
    16,200  Roper Industries, Inc....................................    423,225
    21,700  Sanmina Corporation*.....................................    941,236
     9,700  Scott Technologies, Inc.*................................    141,863
     6,300  SPS Technologies, Inc.*..................................    368,550
     6,900  Standex International Corporation........................    204,413
    10,900  Ultratech Stepper, Inc.*.................................    215,275
    14,400  Valmont Industries, Inc..................................    287,549
    37,800  Vitesse Seiconductor Corporation*........................  1,167,070
     4,600  Walbro Corporation.......................................     64,975
     8,000  Watsco, Inc..............................................    281,500
     5,900  Whittaker Corporation*...................................     78,175
    11,000  X-Rite, Inc..............................................    150,563
     6,500  ZERO Corporation.........................................    184,436
            --------------------------------------------------------------------
            Total Producers Goods.................................... 12,050,984
            ====================================================================

Railroad & Shipping (0.1%)
    14,900  Halter Marine Group, Inc.*...............................    224,431
     4,800  RailTex, Inc.*...........................................     63,600
            --------------------------------------------------------------------
            Total Railroad & Shipping................................    288,031
            ====================================================================

Real Property (0.1%)
    13,700  Hollywood Park, Inc.*....................................    172,963
            --------------------------------------------------------------------
            Total Real Property......................................    172,963
            ====================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   55

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Shares      Common Stocks (99.4%)                                   Market Value
================================================================================
Retail Stores (3.2%)
    13,400  AnnTaylor Stores Corporation*...........................$    283,913
    11,800  Authentic Fitness Corporation...........................     186,588
    19,800  The Bombay Company, Inc.*...............................      94,050
     9,100  Books-A-Million, Inc.*..................................      42,088
    27,300  Casey's General Stores, Inc.............................     452,156
    14,400  Cato Corporation........................................     250,649
     4,100  DAMARK International, Inc.*.............................      34,850
    15,100  Eagle Hardware & Garden, Inc.*..........................     349,188
    14,600  Footstar, Inc.*.........................................     700,800
     5,500  Gottschalks, Inc.*......................................      48,813
    10,900  Hancock Fabrics, Inc....................................     136,250
     4,900  Lillian Vernon Corporation..............................      81,463
    15,000  Michaels Stores, Inc....................................     529,218
    35,100  Pier 1 Imports, Inc.*...................................     838,013
    25,000  Ross Stores, Inc........................................   1,075,000
    13,400  ShopKo Stores, Inc.*....................................     455,600
    24,100  Stein Mart, Inc.*.......................................     325,350
    18,600  Zale Corporation*.......................................     591,710
            --------------------------------------------------------------------
            Retail Stores...........................................   6,475,699
            ====================================================================

Steel (0.4%)
     6,100  Acme Metals, Inc.*......................................      30,500
     4,800  Amcast Industrial Corporation...........................      89,400
    15,500  Birmingham Steel Corporation............................     191,813
    13,300  Intermet Corporation....................................     241,063
    12,800  Northwestern Steel and Wire Company*....................      44,800
     6,200  Steel Technologies, Inc.................................      63,550
    10,200  WHX Corporation*........................................     131,324
            --------------------------------------------------------------------
            Total Steel.............................................     792,450
            ====================================================================

Telephone (1.0%)
    26,200  Aspect Telecommunications Corporation*..................     717,225
    27,000  Brightpoint, Inc.*......................................     391,500
    25,700  General Communication, Inc.*............................     155,806
    14,000  Inter-Tel, Inc..........................................     224,000
    34,400  Tel-Save Holdings, Inc.*................................     507,400
            --------------------------------------------------------------------
            Total Telephone.........................................   1,995,931
            ====================================================================

Tires & Rubber (0.6%)
     8,200  O'Sullivan Corporation..................................      79,950
    27,900  Safeskin Corporation*...................................   1,147,388
            --------------------------------------------------------------------
            Total Tires & Rubber....................................   1,227,338
            ====================================================================

Tobacco (0.1%)
     8,400  Schweitzer-Mauduit International, Inc...................     243,600
            --------------------------------------------------------------------
            Total Tobacco...........................................     243,600
            ====================================================================

Travel & Recreation (1.4%)
    23,500  Aztar Corporation*......................................     160,094
    13,000  CapStar Hotel Company*..................................     364,000
    14,900  Central Parking Corporation.............................     677,950
    21,600  Grand Casinos, Inc.*....................................     361,800
     8,600  K2, Inc.................................................     151,575
    16,600  Players International, Inc.*............................      82,480
    15,100  Primadonna Resorts, Inc.*...............................     216,590
    28,100  Prime Hospitality Corporation*..........................     489,994
    16,400  Sports Authority, Inc.*.................................     244,975
            --------------------------------------------------------------------
            Total Travel & Recreation...............................   2,749,458
            ====================================================================

Trucking & Freight (1.8%)
    16,200  American Freightways Corporation*.......................     162,000
    10,200  Arkansas Best Corporation*..............................      95,625
    12,800  Expeditors International of Washington, Inc.............     563,200
    18,700  Fritz Companies, Inc.*..................................     250,113
     8,800  Frozen Food Express Industries, Inc.....................      86,900
    15,600  Heartland Express, Inc.*................................     315,900
     6,300  Landstar System, Inc.*..................................     220,106
     6,300  M.S. Carriers, Inc.*....................................     170,888
    31,650  Rollins Truck Leasing Corporation.......................     391,669
    13,600  USFreightways Corporation...............................     446,674
    12,000  Wabash National Corporation.............................     309,000
    24,875  Werner Enterprises, Inc.................................     474,180
    14,700  Yellow Corporation*.....................................     272,868
            --------------------------------------------------------------------
            Total Trucking & Freight................................   3,759,123
            ====================================================================
            --------------------------------------------------------------------
            Total Common Stocks
            (cost basis $197,381,286)............................... 198,688,791
            ====================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

56   Small Company Stock Portfolio Schedule of Investments (Unaudited)

                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Principal   Short-Term                               Interest Maturity  Market
Amount      Obligations (2.3%)                       Rate**   Date       Value
================================================================================
$2,524,000  Ford Motor Credit
            Company..................................5.580%...7/1/98..$2,524,000
   389,000  Ford Motor Credit
            Company..................................5.640....7/1/98.....389,000
   183,000  Ford Motor Credit
            Company..................................5.380....7/1/98.....183,000
 1,006,000  G.E. Capital
            Corporation..............................5.800....7/2/98...1,005,190
   497,000  Merrill Lynch &
            Company, Inc.............................5.530....7/2/98.....496,917

            --------------------------------------------------------------------
            Total Short-Term Obligations
            (amortized cost basis $4,598,107)..........................4,598,107
            ====================================================================
            --------------------------------------------------------------------
            Total Investments (101.7%)
            (amortized cost basis $201,979,394)......................203,286,898
            ====================================================================
            --------------------------------------------------------------------
            Other Assets
            Less Liabilities (1.7%)...................................(3,351,476)
            ====================================================================
            --------------------------------------------------------------------
            Net Assets (100.0%).....................................$199,935,422
            ====================================================================

 *Non-income producing security
**The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   57

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUALREPORT

AAL Variable Product International Stock Portfolio
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective
The Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.


                                                                   Market
Shares               Common Stocks (94.6%)       Industry          Value
==========================================================================
Australia (2.0%)
         21,600     Australia & New Zealand
                    Banking Group............   Banking           $149,012
         17,600     Coca-Cola Amatil Ltd.....   Food & Beverage    117,711
         17,600     Coca-Cola Beverages
                    plc*.....................   Food & Beverage          0
                    ------------------------------------------------------
                    Total Australia............................    266,723
                    ======================================================
Belgium (1.7%)
          2,480     KBC Bancassurance........   Banking            221,940
                    ------------------------------------------------------
                    Total Belgium..............................    221,940
                    ======================================================
Brazil (0.6%)
            700      Telecomunicacoes Brazil..  Telephone          76,431
                     ----------------------------------------------------
                     Total Brazil..............................    76,431
                     ====================================================
Canada (1.4%)
          4,200      BCE Inc..................  Telephone         178,082
                     ----------------------------------------------------
                     Total Canada..............................   178,082
                     ====================================================
France (14.6%)
          1,806     Banque Nationale de Paris.. Banking           147,563
          1,400     Group Danone............... Food & Beverage   386,007
          5,760     Renault SA................. Automotive        327,632
          2,030     Schneider SA............... Machinery         161,870
          2,289     Suez Lyonnaise des Eaux.... Construction      376,704
          2,060     Thomson CSF................ Electronics        78,366
          8,090     Usinor, SA................. Steel             124,976
          2,283     Valeo SA................... Automotive        233,360
            413     Vivendi.................... Utility            88,188
                    -----------------------------------------------------
                    Total France..............................  1,924,666
                    =====================================================
Germany (5.3%)
          1,700     Daimler-Benz AG...........  Automotive        167,175
          2,730     Mannesmann AG.............  Machinery         276,932
            262     Volkswagen AG.............  Automotive        252,554
                    -----------------------------------------------------
                    Total Germany.............................    696,661
                    =====================================================
Hong Kong (1.1%)
         18,000     Hutchinson Whampoa
                    Limited...................  Holding Company    95,012
         22,000     New World Development
                    Company Ltd...............  Real Estate        42,589
                    -----------------------------------------------------
                    Total Hong Kong..........................     137,601
                    =====================================================
India (0.6%)
          1,000     Gedeon Richter............  Drugs & Medicine   80,446
                    -----------------------------------------------------
                    Total India.............................       80,446
                    =====================================================
Italy (7.9%)
         58,399      Banca Di Roma*............ Banking           121,559
          4,130      Banca Popolare di Bergamo. Banking            85,037
         57,500      Credito Italiano.......... Banking           300,997
         27,600      Mediaset SpA.............  Media             176,154
         48,100      Telecom Italia SpA.......  Telephone         354,076
                     ----------------------------------------------------
                     Total Italy..........................      1,037,823
                     ====================================================

The accompanying notes to the financial statements are an integral part of this schedule.
58   International Stock Portfolio Schedule of Investments (Unaudited)

                           SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

                                                              Market
Shares       Common Stocks (94.6%)               Industry     Value
----------------------------------------------------------------------
Japan (11.7%)
-------------
     12,000  Denso Corporation.............Motor Vehicles....$198,869
      3,000  Ito-Yokado Co., Ltd. .................Retail.....141,154
     16,000  Matsushita Electric
             Industrial Company.....................Media.....257,088
      8,000  Mitsui Fudosan Co. Ltd. .........Real Estate......63,177
      3,000  Murata Manufacturing Co., Ltd. ..Electronics......97,273
     10,000  Nomura Securities Company............Banking.....146,377
         25  NTT Corporation....................Telephone.....207,155
      3,000  Rohm Company Ltd. ...............Electronics.....116,367
      1,700  Sony Corporation.......................Media.....308,030
             --------------------------------------------------------
             Total Japan....................................1,535,490
             ========================================================
Mexico (1.9%)
-------------
      3,000  Grupo Televisa S.A.*...........Entertainment.....112,875
      2,783  Telefonos de Mexico................Telephone.....133,758
             --------------------------------------------------------
             Total Mexico.....................................246,633
             ========================================================
Netherlands (14.2%)
-------------------
      3,995  Gucci Group...........................Retail.....211,735
      1,804  ING Groep N.V. ......................Banking.....118,126
      2,216  Philips Electronics N.V. ........Electronics.....186,283
      2,930  Royal Dutch Petroleum
             Company....................International Oil.....162,474
      8,622  Royal Kpn N.V. ....................Telephone.....331,876
      8,622  TNT Post Group N.V.*..........Transportation.....220,403
      3,427  Vedior..............................Services..... 96,874
      3,473  Vendex International N.V. ............Retail.....133,511
     11,240  VNU......................Publishing/Printing.....408,336
             --------------------------------------------------------
             Total Netherlands..............................1,869,618
             ========================================================
New Zealand (1.0%)
------------------
     17,468  Telecom Corporation
             of New Zealand.....................Telephone......71,998
     30,312  Telecom Corporation of
             New Zealand........................Telephone......64,828
             --------------------------------------------------------
             Total New Zealand................................136,826
             ========================================================
Philippines (0.4%)
------------------
      4,800  Metropolitan Bank &
             Trust Company........................Banking......28,201
      1,088  Philippines Long Distance..........Telephone......24,787
             --------------------------------------------------------
             Total Philippines.................................52,988
             ========================================================
Portugal (0.9%)
---------------
      2,325  Portugal Telecom...................Telephone.....123,223
             --------------------------------------------------------
             Total Portugal...................................123,223
             ========================================================
Spain (5.3%)
------------
      3,479  Argentaria SA........................Banking.....312,699
      8,424  Telefonica SA......................Telephone.....390,137
             --------------------------------------------------------
             Total Spain......................................702,836
             ========================================================
Sweden (1.9%)
-------------
      2,080  Hennes & Mauritz AB...................Retail.....132,757
      6,740  Skandinaviska Enskil da Banken.......Banking.....115,363
             --------------------------------------------------------
             Total Sweden.....................................248,120
             ========================================================
Switzerland (4.4%)
------------------
        100  Nestle SA..................Consumer Products.....214,003
        140  Novartis.................Healthcare Products.....232,964
         14  Roche Holding AG............Drugs & Medicine.....137,481
             --------------------------------------------------------
             Total Switzerland................................584,448
             ========================================================
United Kingdom (17.7%)
----------------------
     21,914  B.A.T. Industries............Holding Company.....218,848
     42,800  British Aerospace..............Manufacturing.....328,517
     29,527  Diageo plc.................Consumer Products.....351,536
     12,300  Glaxo Wellcome plc.....................Drugs.....370,252
     11,600  Imperial Chemical Industries plc...Chemicals.....186,978
     52,400  LucasVarity plc................Manufacturing.....209,626
      2,807  Railtrack Group plc..........Holding Company..... 68,992
     39,423  Somerfield plc........................Retail.....251,944
     26,800  Vodafone Group plc.................Telephone.....340,310
             --------------------------------------------------------
             Total United Kingdom...........................2,327,003
             ========================================================
             --------------------------------------------------------
             Total Common Stocks
             (cost basis $11,573,064)......................12,447,558
             ========================================================

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   59

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal Short-Term          Interest  Maturity  Market
Amount    Obligations (4.6%)  Rate**    Date      Value
----------------------------------------------------------
$600,000  Nomura Holding
          Company..............6.30%....7/1/98....$600,000
          ------------------------------------------------
          Total Short-Term Obligations
          (amortized cost $600,000)................600,000
          ================================================
          ------------------------------------------------
          TOTAL INVESTMENTS (99.2%)
          (amortized cost basis $12,173,064)....13,047,558
          ================================================
          ------------------------------------------------
          Other Assets,
          Less Liabilities (0.8%)..................110,941
          ================================================
          ------------------------------------------------
          Net Assets (100.0%)..................$13,158,499
          ================================================

 *Non-income producing security
**The interest rate reflects the discount rate at the date of purchase.

The accompanying notes to the financial statements are an integral part of this schedule.

60   International Stock Portfolio Schedule of Investments (Unaudited)

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

                                  AAL Variable Product High Yield Bond Portfolio
                                     SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998

Investment Objective
--------------------

The Portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as junk bonds.



Principal                     Long-Term                      Interest  Maturity    Market
Amount                        Obligations (96.8%)            Rate      Date         Value
-----------------------------------------------------------------------------------------
Consumer Durables (2.0%)
------------------------
    $500,000                  Revlon Consumer
                              Products Corporation*..........8.625%    2/1/08    $500,625
                              -----------------------------------------------------------
                              Total Consumer Durables.............................500,625
                              -----------------------------------------------------------

Chemicals (4.1%)
----------------
     500,000                  LaRoche Industries, Inc. ......9.500    9/15/07     487,500
     500,000                  Trans-Resources, Inc.*........10.750    3/15/08     515,000
                              ----------------------------------------------------------
                              Total Chemicals...................................1,002,500
                              -----------------------------------------------------------

Consumer Cyclical (1.0%)
------------------------
     250,000                  Samsonite
                              Corporation*..................10.750    6/15/08     248,125
                              -----------------------------------------------------------
                              Total Consumer Cyclical.............................248,125
                              -----------------------------------------------------------

Construction (5.1%)
-------------------
     500,000                  American Standard, Inc.........7.625    2/15/10     491,250
     250,000                  JTM Industries, Inc.*.........10.000    4/15/08     252,500
     500,000                  Omega Cabinets, Ltd...........10.500    6/15/07     500,000
                              -----------------------------------------------------------
                              Total Construction................................1,243,750
                              -----------------------------------------------------------

Energy--Raw Materials (10.0%)
-----------------------------
     500,000                  Abraxas Petro
                              Corporation*..................11.500    11/1/04     516,250
     500,000                  Clark Refining &
                              Marketing Corporation .........8.375   11/15/07     500,000
     500,000                  Energy Corporation of
                              America........................9.500    5/15/07     490,000
     250,000                  Northern Offshore
                              ASA*..........................10.000    5/15/05     238,750
     250,000                  Pen Holdings, Inc.*............9.875    6/15/08     250,625
     500,000                  Transamerican Energy
                              Corporation...................11.500    6/15/02     465,000
                              -----------------------------------------------------------
                              Total Energy--Raw Materials.......................2,460,625
                              -----------------------------------------------------------

Entertainment (4.1%)
--------------------
     500,000                  Livent, Inc....................9.375   10/15/04     498,750
     500,000                  Riviera Holdings
                              Corporation...................10.000    8/15/04     502,500
                              -----------------------------------------------------------
                              Total Entertainment...............................1,001,250
                              -----------------------------------------------------------

Financial (2.0%)
----------------
     500,000                  Imperial Credit
                              Industries.....................9.875    1/15/07     500,000
                              -----------------------------------------------------------
                              Total Financial.....................................500,000
                              -----------------------------------------------------------

Food & Agriculture (11.2%)
-------------------------
     250,000                  American Restaurant
                              Group, Inc.*..................11.500    2/15/03     250,000
     500,000                  DiGiorgio Corporation.........10.000    6/15/07     497,500
     500,000                  Envirodyne
                              Industries, Inc. .............10.250    12/1/01     502,500
     500,000                  Fleming
                              Companies, Inc. ..............10.500    12/1/04     520,000
     500,000                  Specialty Foods
                              Corporation...................10.250    8/15/01     485,000
     500,000                  Tricon Global..................7.650    5/15/08     507,871
                              -----------------------------------------------------------
                              Total Food & Agriculture..........................2,762,871
                              -----------------------------------------------------------

The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   61

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal         Long-Term                       Interest   Maturity   Market
Amount            Obligations (96.8%)             Rate       Date       Value
================================================================================
Health Care (4.2%)
 $500,000         Paragon Health
                  Network, Inc..................  9.500%     11/1/07    $508,750
  500,000         Tenet Healthcare
                  Corporation...................  8.625      1/15/07     515,625

                  --------------------------------------------------------------
                  Total Health Care................................... 1,024,375
                  ==============================================================

Leisure (3.2%)
  500,000         Grand Casinos, Inc............ 10.125      12/1/03     547,500
  250,000         Regal Cinemas, Inc.*..........  9.500       6/1/08     251,562

                  --------------------------------------------------------------
                  Total Leisure.......................................   799,062
                  ==============================================================

Media (11.9%)
  250,000         Allbritton
                  Communications, Inc...........  9.750     11/30/07     275,000
  500,000         Cablevision Systems
                  Corporation...................  7.875      2/15/18     526,250
  500,000         Century Communications
                  Corporation...................  8.750      10/1/07     527,500
  500,000         James Cable
                  Partners, L.P................. 10.750      8/15/04     530,000
  500,000         Spanish Broadcasting
                  Systems, Inc.................. 11.000      3/15/04     540,000
  500,000         T/SF Communications
                  Corporation................... 10.375      11/1/07     508,750

                  --------------------------------------------------------------
                  Total Media......................................... 2,907,500
                  ==============================================================

Manufacturing--Auto (3.2%)
  250,000         Talon Automotive*.............  9.625       5/1/08     246,250
  500,000         Trident Automotive
                  Group, Inc.*.................. 10.000     12/15/05     540,000
                  --------------------------------------------------------------
                  Total Manufacturing - Auto..........................   786,250
                  ==============================================================

Miscellaneous Manufacturing (10.0%)
  500,000         Day International
                  Group, Inc.................... 11.125       6/1/05     543,125
  250,000         High Voltage Engineering
                  Corporation*.................. 10.500      8/15/04     257,500
  440,000         HydroChem Industrial
                  Services, Inc................. 10.375       8/1/07     451,000
  250,000         IMPAQ Group, Inc.*............ 10.125      3/15/08     249,375
  250,000         Indesco
                  International, Inc.*..........  9.750      4/15/08     247,500
  250,000         Morris Materials
                  Handling Corporation*.........  9.500       4/1/08     233,125
  500,000         Paragon Corporate
                  Holdings*.....................  9.625       4/1/08     462,500

                  --------------------------------------------------------------
                  Total Miscellaneous Manufacturing................... 2,444,125
                  ==============================================================

Non-Ferrous Metals (5.3%)
  500,000         Algoma Steel
                  Corporation................... 12.375      7/15/05     560,000
  500,000         Bayou Steel
                  Corporation*..................  9.500      5/15/08     495,625
  250,000         Sheffield Steel
                  Corporation................... 11.500      12/1/05     252,500

                  --------------------------------------------------------------
                  Total Non-Ferrous Metals............................ 1,308,125
                  ==============================================================

Paper & Forest Products (3.0%)
  250,000         Millar Western Forest
                  Products Ltd.*................  9.875       5/15/08    243,750
  500,000         Sweetheart Cup
                  Company, Inc..................  9.625        9/1/00    495,000

                  --------------------------------------------------------------
                  Total Paper & Forest Products.......................   738,750
                  ==============================================================

Retail Stores (3.1%)
  250,000         PhillipsVan-Heusen
                  Corporation*..................  9.500        5/1/08    249,688
  500,000         The Pantry, Inc............... 10.250      10/15/07    510,000

                  --------------------------------------------------------------
                  Total Retail Stores.................................   759,688
                  ==============================================================

Technology (3.0%)
  250,000         Globalstar L.P................ 11.375       2/15/04    242,500
  500,000         Viasystems, Inc.*.............  9.750        6/1/07    493,750

                  --------------------------------------------------------------
                  Total Technology....................................   736,250
                  ==============================================================

Telephone (4.2%)
  500,000         Comcast Cellular
                  Holdings, Inc.................  9.500        5/1/07    521,250
  500,000         Iridium Capital
                  Corporation*.................. 11.250       7/15/05    501,250

                  --------------------------------------------------------------
                  Total Telephone..................................... 1,022,500
                  ==============================================================

  The accompanying notes to the financial statements are an integral part of this schedule.

62   Money Market Portfolio Schedule of Investments (Unaudited)

                  SCHEDULE OF INVESTMENTS AS OF JUNE 30, 1998


Principal         Long-Term                      Interest  Maturity  Market
Amount            Obligations (96.8%)            Rate      Date      Value
================================================================================
Textile (4.1%)
 $250,000         Anvil Knitwear, Inc........... 10.875%    3/15/07  $   256,250
  250,000         NTEX Incorporated*............ 11.500      6/1/06      247,500
  500,000         WorldTex, Inc.*...............  9.625    12/15/07      500,000

                  --------------------------------------------------------------
                  Total Textile.....................................   1,003,750
                  ==============================================================

Transportation (2.1%)
  500,000         Allied Holdings, Inc..........  8.625     10/1/07      505,000

                  --------------------------------------------------------------
                  Total Transportation..............................     505,000
                  ==============================================================
                  --------------------------------------------------------------
                  Total Long-Term Obligations
                  (amortized cost basis $23,947,984)................  23,755,121
                  ==============================================================
 $103,000         Merrill Lynch &
                  Company, Inc..................  6.120%     7/1/98  $   103,000

                  --------------------------------------------------------------
                  Total Short-Term Obligations
                  (amortized cost basis $103,000)...................     103,000
                  ==============================================================
                  --------------------------------------------------------------
                  Total Investments (97.3%)
                  (amortized cost basis $24,050,984)................  23,858,121
                  ==============================================================
                  --------------------------------------------------------------
                  Other Assets, less Liabilities (2.7%).............     667,503
                  ==============================================================
                  --------------------------------------------------------------
                  Net Assets (100.0%)............................... $24,525,624
                  ==============================================================

 *144A security

**The interest rate shown reflects the discount rate at the date of purchase.

  The accompanying notes to the financial statements are an integral part of this schedule.

                                                              June 30, 1998   63

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Statement of Assets and Liabilities
AS OF JUNE 30, 1998

                                                                            Money
                                                                            Market          Bond             Balanced
                                                                            Portfolio       Portfolio        Portfolio
==========================================================================================================================
Assets
 ......
Investments, at value (Cost: $30,105,593,
$29,194,702, $370,665,824, $3347,974,025,
$201,979,394, $12,173,064 and $24,050,984, respectively....................  $30,105,593     $29,863,491      $442,719,380
Cash.......................................................................          162             662             1,948
Dividends and interest receivable..........................................           --         369,802         2,256,510
Receivable for investments sold............................................           --              --           956,353
Receivable for fund shares sold............................................      434,059          25,132            10,350
Receivable for forward contracts...........................................           --              --                --
--------------------------------------------------------------------------------------------------------------------------
Total Assets...............................................................  $30,539,814     $30,259,087      $445,944,541
==========================================================================================================================

Liabilities
 ...........
Payable for investments purchased..........................................  $        --     $        --      $         --
Payable for forward contracts..............................................           --              --                --
Income distributions payable...............................................        4,346              --                --
Payable for fund shares reaquired..........................................      931,239          42,528           552,241
Investment advisory fee payable............................................        9,478           9,292           123,956
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities..........................................................      945,063          51,820           676,197
==========================================================================================================================

Net Assets
 ..........
Capital stock -- par value ($0.001/share)..................................       29,595           2,958            28,966
Capital stock -- additional paid-in capital................................   29,565,156      29,575,690       373,059,364
Undistributed net investment income........................................           --           7,094           105,260
Undistributed net realized gain (loss).....................................           --         (47,264)           21,198
Net unrealized appreciation (depreciation) on investments..................           --         668,789        72,053,556
Net unrealized appreciation on foreign currency contracts..................           --              --                --
Net unrealized depreciation on currency related transactions...............           --              --                --
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets...........................................................   29,594,751      30,207,267       445,268,344
==========================================================================================================================
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities and Net Assets...........................................  $30,539,814     $30,259,087      $445,944,541
==========================================================================================================================
Capital Shares Outstanding (2 billion shares authorized)...................   29,594,751       2,956,103        28,992,026
Net Asset Value Per Share..................................................        $1.00          $10.22            $15.36

64   Statement of Assets and Liabilities (Unaudited)

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Statement of Assets and Liabilities
AS OF JUNE 30, 1998

                                                                      Large            Small
                                                                      Company          Company          International    High Yield
                                                                      Stock            Stock            Stock            Bond
                                                                      Portfolio        Portfolio        Portfolio        Portfolio
====================================================================================================================================
Assets
 ......
Investments, at value (Cost: $30,105,593,
$29,194,702, $370,665,824, $3347,974,025,
$201,979,394, $12,173,064 and $24,050,984, respectively..........     $472,872,948     $203,286,898     $13,047,558      $23,858,121
Cash.............................................................              266              857          59,859              979
Dividends and interest receivable................................          465,947           83,588          32,678          518,018
Receivable for investments sold..................................        1,120,435          423,835              --               --
Receivable for fund shares sold..................................               --          312,614          12,762          161,267
Receivable for forward contracts.................................               --               --         761,456               --
------------------------------------------------------------------------------------------------------------------------------------
Total Assets.....................................................     $474,459,596     $204,107,792     $13,914,313      $24,538,385
====================================================================================================================================

Liabilities
 ...........
Payable for investments purchased................................     $         --     $  3,882,024     $        --      $        --
Payable for forward contracts....................................               --               --         744,820               --
Income distributions payable.....................................               --               --              --               --
Payable for fund shares reaquired................................          578,901          231,339           2,102            4,379
Investment advisory fee payable..................................          130,393           59,007           8,892            8,382
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities................................................          709,294        4,172,370         755,814           12,761
====================================================================================================================================

Net Assets
 ..........
Capital stock -- par value ($0.001/share)........................           22,479           12,533           1,201            2,469
Capital stock -- additional paid-in capital......................      348,465,755      168,813,221      12,146,735       24,695,328
Undistributed net investment income..............................          135,780           16,370          92,981            6,940
Undistributed net realized gain (loss)...........................          227,365       29,785,794          26,824           13,750
Net unrealized appreciation (depreciation) on investments........      124,898,923        1,307,504         874,494        (192,863)
Net unrealized appreciation on foreign currency contracts........               --               --          16,636               --
Net unrealized depreciation on currency related transactions.....               --               --            (372)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets.................................................      473,750,302      199,935,422      13,158,499       24,525,624
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities and Net Assets.................................     $474,459,596     $204,107,792     $13,914,313      $24,538,385
====================================================================================================================================
Capital Shares Outstanding (2 billion shares authorized).........       22,479,035       12,538,507       1,201,213        2,469,305
Net Asset Value Per Share........................................           $21.08           $15.95          $10.95            $9.93

                                                              June 30, 1998   65

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT



                            Statement of Operations

                      FOR THE PERIOD ENDED JUNE 30, 1998



                                            Money
                                            Market                    Bond                            Balanced
                                            Portfolio                 Portfolio                       Portfolio
================================================================================================================
Investment Income
 .................

Dividends.................................  $     --                  $       --                     $ 1,509,093
Interest..................................   817,490                     959,067                       5,506,675
Foreign dividend
 withholding..............................        --                          --                              --

----------------------------------------------------------------------------------------------------------------
Total Investment Income...................   817,490                     959,067                       7,015,768
================================================================================================================
Expenses
 ........

Adviser fees..............................    50,793                      49,661                         617,392

Sub-Adviser fees..........................        --                          --                              --

Professional fees.........................     5,062                       7,084                          15,110

Custody fees..............................     3,060                       3,254                          31,750

Registration fees.........................        50                          50                              50

Printing and postage expense..............     5,084                       4,992                          65,154

Pricing of investments....................       402                       4,402                          13,011

Director fees.............................       283                         278                           3,628

Director and officer insurance
 fees.....................................       289                         284                           3,709

Fidelity bond insurance fees..............       114                         113                           1,468
----------------------------------------------------------------------------------------------------------------
Total Expenses Before
  Reimbursement...........................    65,137                      70,118                         751,272
----------------------------------------------------------------------------------------------------------------
Less expenses reimbursed
 by Adviser (Note 3)......................   (14,344)                    (20,457)                       (133,880)
----------------------------------------------------------------------------------------------------------------
Net Expenses..............................    50,793                      49,661                         617,392
================================================================================================================
----------------------------------------------------------------------------------------------------------------
Net Investment Income.....................   766,697                     909,406                       6,398,376
================================================================================================================

Realized and Unrealized Gains (Losses) on Investments
 .....................................................
Net realized gains
 (losses) on investments..................        --                      (4,067)                         (3,727)

Net realized gains on
 currency transactions....................        --                          --                              --

Change in net unrealized
 appreciation (depreciation)
 on investments...........................        --                     203,950                      31,822,713

Change in net unrealized
 depreciation on currency
 transactions.............................        --                          --                              --
----------------------------------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gains (Losses)
 on Investments...........................        --                     199,883                      31,818,986
----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
 Resulting from Operations................  $766,697                  $1,109,289                     $38,217,362
================================================================================================================
66   Statement of Operations (Unaudited)

The accompanying notes to the financial statements are an integral part of this schedule.


       Large            Small       International     High Yield
      Company          Company          Stock            Bond
  Stock Portfolio  Stock Portfolio    Portfolio       Portfolio
================================================================
     $ 2,910,011     $    711,393      $  121,519      $      --
         129,176           81,767          17,118        678,933

              --               --         (15,421)            --
----------------------------------------------------------------
       3,039,187          793,160         123,216        678,933
================================================================
         648,986          313,641           9,826         10,725
              --               --          20,409         17,875
          15,340           10,572           7,459          6,625
          40,849           39,795          13,649          1,168
              50               50              50             50
          68,904           31,542           1,328          2,562
           4,024            2,012           1,260          1,078
           3,837            1,758              74            142
           3,923            1,796              76            146
           1,552              711              30             58
----------------------------------------------------------------
         787,465          401,877          54,161         40,429
----------------------------------------------------------------
        (138,479)         (88,236)        (23,926)       (11,829)
----------------------------------------------------------------
         648,986          313,641          30,235         28,600
================================================================
----------------------------------------------------------------
       2,390,201          479,519          92,981        650,333
================================================================


         118,320       29,291,544         (18,421)        13,750
              --               --          45,245             --

      58,019,788      (18,485,877)      1,021,446       (192,863)

              --               --        (130,688)            --
----------------------------------------------------------------
      58,138,108       10,805,667         917,582       (179,113)
----------------------------------------------------------------
     $60,528,309     $ 11,285,186      $1,010,563      $ 471,220
================================================================

The accompanying notes to the financial statements are an integral part of this schedule.



                                                               June 30, 1998  67

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT

Statement of Changes in Net Assets





                                                  Money Market                        Bond
                                                    Portfolio                       Portfolio
                                           ---------------------------     ---------------------------
                                           Year Ended     Period Ended     Year Ended     Period Ended
                                            12/31/97        6/30/98         12/31/97        6/30/98
======================================================================     ===========================

Operations
----------
Net investment income...................$   1,122,333     $    766,697    $ 1,380,310       $   909,406
Net realized gains (losses)
 on investments.........................           --               --        (29,923)           (4,067)
Net realized gains on
 currency transactions..................           --               --             --                --
Change in net unrealized
 appreciation/(depreciation)
 on investments.........................           --               --        603,559           203,950
Change in net unrealized
 depreciation on currency transactions..           --               --             --                --
-------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
 Resulting from Operations..............    1,122,333          766,697      1,953,946         1,109,289
=======================================================================================================

Distributions to Shareholders
-----------------------------
From net investment income..............   (1,122,333)        (766,697)    (1,379,645)         (903,795)
From net realized gains.................           --               --             --                --
-------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders.....   (1,122,333)        (766,697)    (1,379,645)         (903,795)
=======================================================================================================
Fund Share Transactions
-----------------------
Net proceeds from shares sold...........  159,245,610      117,053,989     10,281,056         9,210,808
Reinvested distributions................    1,100,286          766,154      1,058,145           799,090
Cost of shares redeemed................. (152,010,636)    (113,685,685)    (2,870,211)       (6,717,785)
-------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
 from Fund Share Transactions...........    8,335,260        4,134,458      8,468,990         3,292,113
=======================================================================================================
Total Increase in Net Assets............    8,335,260        4,134,458      9,043,291         3,497,607
=======================================================================================================
Net Assets Beginning of Year............   17,125,033       25,460,293     17,666,369        26,709,660
=======================================================================================================
Net Assets End of Year..................$  25,460,293     $ 29,594,751     26,709,660       $30,207,267
=======================================================================================================
Accumulated Undistributed Net
 Investment Income......................$          --     $         --    $     1,483       $     7,094
=======================================================================================================

(a) Since inception March 2, 1998.

68   Statement of Changes in Net Assets (Unaudited)

         Balanced                       Large Company                    Small Company              International     High Yield
         Portfolio                      Stock Portfolio                 Stock Portfolio            Stock Portfolio   Bond Portfolio
----------------------------      ----------------------------      ----------------------------   ---------------   --------------
Year Ended      Period Ended      Year Ended      Period Ended      Year Ended      Period Ended     Period Ended     Period Ended
 12/31/97         6/30/98          12/31/97          6/30/98          12/31/97         6/30/98        6/30/98 (a)      6/30/98 (a)
============================      ============================      ============================   ===============   ==============
$  7,513,161   $  6,398,376       $  3,216,560    $  2,390,201      $    884,984    $    479,519   $        92,981   $     650,333
     137,837         (3,727)           434,187         118,320         7,349,423      29,291,544           (18,421)         13,750
         --             --                 --              --                --              --             45,245             --
  30,989,614     31,822,713         52,537,005      58,019,788        14,034,350     (18,485,877)        1,021,446        (192,863)
         --             --                 --              --                --              --           (130,688)            --
----------------------------------------------------------------------------------------------------------------------------------
  38,640,612     38,217,362         56,187,752      60,528,309        22,268,757      11,285,186         1,010,563         471,220
==================================================================================================================================

  (7,513,493)    (6,297,035)        (3,209,032)     (2,268,433)         (878,381)            --                --         (643,393)
    (101,264)           --            (327,630)            --         (6,934,221)       (473,485)              --              --
----------------------------------------------------------------------------------------------------------------------------------
  (7,614,757)    (6,297,035)        (3,536,662)     (2,268,433)       (7,812,602)       (473,485)              --         (643,393)
==================================================================================================================================

 167,791,417    110,750,094        160,771,504     102,478,676        71,181,154      39,911,877        12,185,473      24,840,856
   7,505,192      6,297,035          3,512,734       2,268,434         7,800,139         473,486               --           69,393
 (26,338,793)   (10,200,452)       (18,548,828)     (7,731,874)      (10,719,186)     (4,189,294)          (37,537)       (212,452)
----------------------------------------------------------------------------------------------------------------------------------
 148,957,816    106,846,677        145,735,410      97,015,236        68,262,107      36,196,069        12,147,936      24,697,797
==================================================================================================================================
 179,983,671    138,767,004        198,386,500     155,275,112        82,718,262      47,007,770        13,158,499      24,525,624
==================================================================================================================================
 126,517,669    306,501,340        120,088,690     318,475,190        70,209,390     152,927,652               --              --
==================================================================================================================================
$306,501,340   $445,268,344       $318,475,190    $473,750,302      $152,927,652    $199,935,422   $    13,158,499   $  24,525,624
==================================================================================================================================
$      3,919   $    105,260       $     14,012    $    135,780      $     10,336    $     16,370   $        92,981   $       6,940
==================================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.


                                                             June 30, 1998  69

           AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT



                         Notes to Financial Statements
                         AS OF JUNE 30, 1998

(A) Organization

The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management company. The Fund is a "series" fund consisting of seven separate investment portfolios (known as the Money Market, Bond, Balanced, Large Company Stock, Small Company Stock, International Stock and High Yield Bond Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I and the AAL Variable Life Account I (the "Variable Accounts") to fund benefits under certificates of membership related to the flexible premium variable annuity and variable life insurance certificates issued by Aid Association for Lutherans ("AAL").

On February 13, 1998, the shareholders of the Small Company Stock Portfolio changed its tracking index to the S&P SmallCap 600 Index.

On March 2, 1998, the International Stock Portfolio and High Yield Bond Portfolio commenced operations.

(B) Significant Accounting Policies

Valuation of Investment Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. The International Stock Portfolio invests in foreign securities whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors.

Foreign Currency Translation The market values of securities that are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net assets value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars. The International Stock Portfolio does not isolate that portion of realized gains and losses on equity that is due to changes in foreign exchange rates from that which is due to changes in market prices of equity securities. However, for federal income tax purposes the portfolio does treat as ordinary income the effect of changes in foreign exchange arising from actual foreign currency transaction and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Foreign Currency Contracts In connection with purchases and sales of securities denominated in foreign currencies, the International Stock Portfolio may enter into forward currency contracts. Additionally, the Portfolio may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these forward contracts, the International Stock Portfolio could be exposed to foreign currency fluctuations.

Federal Income Taxes No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the Fund. As of June 30, 1998, the Bond Portfolio has capital loss carryforwards of $2,187 expiring in 2003, $7,782 expiring in 2004 and $29,922 expiring in 2005. It is management's intention to make no distribution of any future realized capital gains until the federal income tax capital loss carryforwards are exhausted.

Distributions to Shareholders All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Bond, Balanced, Large Company Stock, Small Company Stock and High Yield Bond Portfolios expect to pay any net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. The International Stock Portfolio expects to pay income and capital gains annually. Dividends to shareholders are recorded on the ex-dividend date.

Other For financial statement purposes investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(C)  Investment Advisory Fees and Transactions with Related Parties

The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the Portfolios and the investment of their assets. Pursuant to this agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of:
0.35%

70   Notes to Financial Statements (Unaudited)
of the average daily net assets up to $250,000,000 and 0.30% of the average daily net assets in excess of that amount for the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios; 0.80% of the average daily assets for the International Stock Portfolio and 0.40% of the average daily assets for the High Yield Bond Portfolio.

The Fund has also entered into an Investment Sub-Advisory Agreement with AAL Capital Management Corporation (Sub-Adviser), an affiliate of AAL, for the High Yield Bond Portfolio. The sub-advisory fee, which is paid by the Adviser, is equal to an annual fee of 0.25% of average daily net assets. Additionally, the Adviser has entered into a Sub-Advisory Agreement with Oeschsle International Advisors, L.P. (Sub-Adviser) for the International Stock Portfolio. The sub-advisory fee, which is paid by the Adviser, is equal to an annual fee of 0.54% of assets under management for the first $20 million, 0.45% of assets under management for the next $30 million and 0.36% for assets under management over $50 million. In addition, AAL has agreed to either pay on behalf of the Fund or reimburse the Fund for substantially all of its operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30-days' written notice to the Fund.

The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Service Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Service Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.

Certain officers and directors for the Fund are also officers of AAL and CMC. For the period ended June 30, 1998, directors of the Fund not affiliated with AAL or CMC received directors fees in the amount of $10,000. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At June 30, 1998, all of the shares of each Portfolio are owned by AAL and the Variable Accounts.

(D)  Line of Credit
 ...................

The Fund has an available line of credit of $5,000,000 and a standby line of credit of $15,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets, and must be only from a bank as a temporary measure for extraordinary or emergency purposes. The Fund pays a facility fee related to the line of credit equal to five basis points per annum on the average amount of the available line of credit, such fee to be paid quarterly in arrears on the last day of each and every March, June, September and December. Borrowings under this agreement bear interest prior to maturity either at a floating rate per annum which approximates the then current prime commercial rate with changes in the interest rate by virtue of a change in such prime commercial rate or at the Fund's request, if the bank so agrees, at a short-term fixed rate of interest. Interest expense incurred in connection with such borrowings was not material during the year.

(E)  Capital Share Transactions
 ...............................

Transactions in Fund shares for the year ended December 31, 1997, and the period ended June 30, 1998, were as follows:

                                Money Market Portfolio
                             -----------------------------
                              Year Ended      Period Ended
                               12/31/97         6/30/98
==========================================================
Shares sold.................  159,245,610      117,053,989
Reinvested distributions....    1,100,286          766,154
Shares redeemed............. (152,010,636)    (113,685,685)
----------------------------------------------------------
Net Increase................    8,335,260        4,134,458
==========================================================

                                    Bond  Portfolio
                             -----------------------------
                              Year Ended      Period Ended
                               12/31/97         6/30/98
==========================================================
Shares sold.................    1,030,031          902,784
Reinvested distributions....      106,366           78,647
Shares redeemed.............     (288,321)        (657,743)
----------------------------------------------------------
Net Increase................      848,076          323,688
==========================================================

                                   Balanced Portfolio
                                   ------------------
                              Year Ended      Period Ended
                               12/31/97         6/30/98
==========================================================
Shares Sold.................   12,757,483        7,441,002
Reinvested distributions....      563,775          421,610
Shares redeemed.............   (2,089,461)        (684,907)
Net Increase................   11,231,797        7,177,705
==========================================================

                             Large Company Stock Portfolio
                             -----------------------------
                              Year Ended      Period Ended
                               12/31/97         6/30/98
==========================================================
Shares sold.................    9,946,832        5,121,552
Reinvested distributions....      209,770          112,317
Shares redeemed.............   (1,203,965)        (388,621)
----------------------------------------------------------
Net Increase................    8,952,637        4,845,248
==========================================================

                            Small Company Stock  Portfolio
                            ------------------------------
                            Year Ended         Period Ended
                             12/31/97             6/30/98
==========================================================
Shares sold................. 4,949,038           2,494,741
Reinvested distributions....   529,743              29,467
Shares redeemed.............  (804,537)           (260,412)
----------------------------------------------------------
Net Increase................ 4,674,244           2,263,796
==========================================================


                                                               June 30, 1998  71

                                            International Stock Portfolio
                                            -----------------------------
                                              Year Ended    Period Ended
                                               12/31/97        6/30/98
=========================================================================
Shares sold                                          --         1,204,885
Reinvested distributions                             --               --
Shares redeemed                                      --            (3,672)
-------------------------------------------------------------------------
Net Increase                                         --         1,201,213
=========================================================================

                                              High Yield Bond Portfolio
                                            -----------------------------
                                              Year Ended    Period Ended
                                               12/31/97        6/30/98
=========================================================================
Shares sold                                          --         2,483,514
Reinvested distributions                             --             6,974
Shares redeemed                                      --           (21,183)
-------------------------------------------------------------------------
Net Increase                                         --         2,469,305
=========================================================================

(F) Investment Transactions
--------------------------
For the period ended June 30, 1998, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments) were as follows:

Portfolio                             Purchases                 Sales
=========================================================================
Bond                                $  5,074,010             $  2,056,675
Balanced                              95,049,639               15,129,702
Large Company Stock                   92,358,923                1,291,492
Small Company Stock                  194,587,989              157,457,100
International Stock                   13,476,542                1,888,058
High Yield Bond                       26,079,433                2,146,250
=========================================================================

For the period ended June 30, 1998, the Bond Portfolio purchased $1,454,461 and sold $1,206,703 in U.S. government obligations.

For the period ended June 30, 1998, the Balanced Portfolio purchased $21,673,192 and sold $8,083,389 in U.S. government obligations.

The gross and net unrealized appreciation and depreciation on investments for the year ended December 31, 1997, and the period June 30, 1998, were as follows:

                                               12/31/97
                             ---------------------------------------------

                                                              Net Unrealized
                                                               Appreciation
Portfolio                  Appreciation     (Depreciation)     (Depreciation)
============================================================================
Bond                       $   525,574      $    (60,735)     $      464,839
Balanced                    42,238,912        (2,008,069)         40,230,843
Large Company Stock         70,713,930        (3,834,795)         66,879,135
Small Company Stock         29,931,334       (10,137,953)         19,793,831
International Stock                N/A               N/A                 N/A
High Yield Bond                    N/A               N/A                 N/A
============================================================================

                                               6/30/98
                             ---------------------------------------------

                                                              Net Unrealized
                                                               Appreciation
Portfolio                  Appreciation     (Depreciation)     (Depreciation)
============================================================================
Bond                      $    751,772       $    (82,983)    $      668,789
Balanced                    74,723,002         (2,669,446)        72,053,556
Large Company Stock        130,237,847         (5,338,924)       124,898,923
Small Company Stock         17,785,065        (16,477,561)         1,307,504
International Stock          1,354,207           (463,077)           891,130
High Yield Bond                141,813           (334,676)          (192,863)
============================================================================

The book and federal income tax basis of securities were the same for all Portfolios.


                                  Notes to Financial Statements (Unaudited)   72

(G) Forward Currency Contracts
------------------------------

As of June 30, 1998, the International Stock Portfolio had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $16,636.

Settlement Date                       Currency to           U.S. Value at                   Currency to Be        U.S. Value at
Through                               Be Delivered            6/30/98                       Received                 6/30/98
================================================================================================================================
07/01/98            317,000           New Zealand Dollar     $ 164,539       174,169        U.S. Dollar            $ 174,169
07/01/98           (317,000)          New Zealand Dollar      (164,539)     (317,000)       U.S. Dollar             (164,127)
08/27/98         84,602,000           Japanese Yen             614,549       621,571        U.S. Dollar              621,571
09/03/98            252,000           New Zealand Dollar       130,271       129,843        U.S. Dollar              129,843
                                                             ---------                                             ---------
                                                             $ 744,820                                             $ 761,456
                                                             =========                                             =========

Special Shareholder Meeting-Unaudited
-------------------------------------
A Special Meeting of Shareholders of the AAL Variable Product Small Company Stock Portfolio of the AAL Variable Product Series Fund, Inc. was held February 13, 1998, at which time a proposal to change the Portfolio's fundamental investment objective was approved.

                                                                              Votes                 Total
                                                                               For                  Votes                 %
                                                                        ======================================================
Actual Votes Received from Contract Owners...........................     4,074,401.795        4,181,132.818          97.447%
Echo Vote of Unvoted Units...........................................     4,949,959.584        5,079,626.288          97.447%
Unit Summary.........................................................     9,024,361.379        9,260,759.106          97.447%
Echo Vote of Fund Shares.............................................     9,163,183.377        9,403,217.616          97.447%


                                                             June 30, 1998   73

AAL VARIABLE PRODUCT SERIES FUND, INC. SEMI-ANNUAL REPORT


Financial Highlights

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and the related notes.

                                                                                   Money Market Portfolio
                                                                  --------------------------------------------------------
                                                                  Period Ended    Year Ended    Year Ended    Period Ended
                                                                  12/31/95 (a)     12/31/96      12/31/97        6/30/98
==========================================================================================================================
Net Asset Value: Beginning of Period ..........................      $ 1.00         $  1.00       $  1.00        $  1.00
==========================================================================================================================

Income from Investment Operations
Net investment income .........................................        0.03            0.05          0.05           0.03
Net realized and unrealized gains (losses) on investments .....          --              --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.03            0.05          0.05           0.03
==========================================================================================================================

Less Distributions
From investment income ........................................       (0.03)          (0.05)        (0.05)         (0.03)
From realized gains ...........................................          --              --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.03)          (0.05)        (0.05)         (0.03)
==========================================================================================================================

Net increase (decrease) in net asset value ....................          --              --            --             --
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value: End of Period                                       $ 1.00         $  1.00       $  1.00        $  1.00
==========================================================================================================================
Total return (c) ..............................................        3.02%           5.23%         5.33%          2.65%
Net assets, end of period (in thousands) ......................      $7,045         $17,125       $25,460        $29,595

Ratios and Supplemental Data
Ratio of expenses to average net assets (d) ...................        0.35%           0.35%         0.35%          0.35%
Ratio of net investment income to average net assets (d) (e) ..        5.71%           5.10%         5.24%          5.28%
Portfolio turnover rate .......................................         N/A             N/A           N/A            N/A

=====================================================

(a)  From commencement of operations on June 14, 1995.

(b)  Since inception on March 2, 1998.

(c)  Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as period-to-date cumulative total returns.

(d)  Calculated on an annualized basis.

(e)  Without reimbursements the above ratios, on an annualized basis, would have been:

     Ratio of expenses to average net assets ..................        1.40%           0.65%         0.46%          0.45%
     Ratio of net investment income to average net assets .....        4.66%           4.80%         5.13%          5.18%

(f)  Amount shown reflects the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.



74   Financial Highlights (Unaudited)


                  Bond Portfolio                                                           Balanced Portfolio
--------------------------------------------------------                --------------------------------------------------------
Period Ended    Year Ended    Year Ended    Period Ended                Period Ended    Year Ended    Year Ended    Period Ended
12/31/95 (a)     12/31/96      12/31/97        6/30/98                  12/31/95 (a)     12/31/96      12/31/97        6/30/98
============    ==========    ==========    ============                ============    ==========    ==========    ============
$      10.00    $    10.23    $     9.90    $      10.15                $      10.00    $    10.92    $    11.96    $      14.05
============    ==========    ==========    ============                ============    ==========    ==========    ============
        0.34          0.63          0.64            0.31                        0.22          0.41          0.46            0.26
        0.23          0.33          0.25            0.07                        0.92          1.05          2.09            1.31
------------    ----------    ----------    ------------                ------------    ----------    ----------    ------------
        0.57          0.30          0.89            0.38                        1.14          1.46          2.55            1.57
============    ==========    ==========    ============                ============    ==========    ==========    ============
       (0.34)        (0.63)        (0.64)          (0.31)                      (0.21)        (0.41)        (0.46)          (0.26)
         --            --            --              --                        (0.01)        (0.01)          --              --
------------    ----------    ----------    ------------                ------------    ----------    ----------    ------------
       (0.34)        (0.63)        (0.64)          (0.31)                      (0.22)        (0.42)        (0.46)          (0.26)
============    ==========    ==========    ============                ============    ==========    ==========    ============
        0.23         (0.33)         0.25            0.07                        0.92          1.04          2.09            1.31
------------    ----------    ----------    ------------                ------------    ----------    ----------    ------------

$      10.23    $     9.90    $    10.15    $      10.22                $      10.92    $    11.96    $    14.05    $      15.36
============    ==========    ==========    ============                ============    ==========    ==========    ============
        5.80%         3.10%         9.37%           3.91%                      11.46%        13.65%        21.71%          11.13%
$      9,363    $   17,666    $   26,710    $     30,207                $     28,759    $  126,518    $  306,501    $    445,268

        0.35%         0.35%         0.35%           0.35%                       0.35%         0.35%         0.35%           0.35%
        6.54%         6.51%         6.55%           6.41%                       4.07%         3.89%         3.62%           3.45%
        6.51%        11.65%        18.41%           7.39%                       2.29%         5.43%         6.86%           4.57%
===========================================


        1.25%         0.68%         0.52%           0.46%                       1.15%         0.60%         0.43%           0.44%
        5.64%         6.18%         6.38%           6.30%                       3.27%         3.65%         3.53%           3.34%


                                                               June 30, 1998  75

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented and should be read in conjunction with the financial statements and the related notes.

                                                   Large Company Stock Portfolio
                                   --------------------------------------------------------------
                                    Period             Year             Year            Period
                                     Ended             Ended            Ended            Ended
                                   December 31,      December 31,     December 31,      June 30,
                                    1995 (a)           1996              1997            1998
=================================================================================================
Net Asset Value: Beginning
 of Period.......................    $ 10.00          $  11.51        $  13.83         $  18.06
=================================================================================================

Income from Investment
 Operations
 ......................

Net investment income............       0.11              0.23            0.23             0.12

Net realized and
 unrealized gains (losses)
 on investments..................       1.52              2.34            4.25             3.01
-------------------------------------------------------------------------------------------------
Total from Investment
 Operations......................       1.63              2.57            4.48             3.13
=================================================================================================

Less Distributions
 ..................

From investment income...........      (0.11)            (0.23)          (0.23)           (0.11)

From realized gains..............      (0.01)            (0.02)          (0.02)              --
-------------------------------------------------------------------------------------------------
Total Distributions..............      (0.12)            (0.25)          (0.25)           (0.11)
=================================================================================================
Net increase (decrease) in
 net asset value.................       1.51              2.32            4.23             3.02
-------------------------------------------------------------------------------------------------
Net Asset Value:
 End of Period...................    $ 11.51          $  13.83        $  18.06         $  21.08
=================================================================================================
Total return  (c)................      16.39%            22.47%          32.59%           17.37%

Net assets, end of period
 (in thousands)..................    $23,138          $120,089        $318,475         $473,750

Ratios and Supplemental Data
 ............................

Ratio of expenses to
 average net assets (d)..........       0.35%             0.35%           0.35%            0.33%

Ratio of net investment
 income to average net
 assets (d) (e)..................       2.27%             1.97%           1.48%            1.22%

Portfolio turnover rate..........       0.47%             1.77%           1.00%            0.33%

============================
(a)  From commencement of operations on June 14, 1995.
(b)  Since inception on March 2, 1998.
(c)  Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown. The Portfolios are reported as period-to-date cumulative total returns.
(d)  Calculated on an annualized basis.
(e)  Without reimbursements the above ratios, on an annualized basis, would have been:
     Ratio of expenses to
       average net assets........       1.26%             0.63%           0.43%            0.41%
     Ratio of net investment income
      to average net assets......       1.37%             1.69%           1.39%            1.14%

Amount shown reflects the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.

76   Financial Highlights (Unaudited)


                                                                                       International             High Yield
                  Small Company Stock Portfolio                                       Stock Portfolio          Bond Portfolio
-------------------------------------------------------------------                   ---------------          --------------
Period Ended        Year Ended        Year Ended       Period Ended                     Period Ended            Period Ended
December 31,       December 31,      December 31,        June 30,                         June 30,                June 30,
  1995 (a)             1996              1997              1998                            1998 (b)               1998 (b)
=============================================================================================================================
      $10.00             $10.99            $12.54            $14.88                            $10.00                  $10.00
=============================================================================================================================


        0.08               0.12              0.11              0.04                              0.08                    0.29
        0.99               1.86              3.05              1.07                              0.87                   (0.07)
-----------------------------------------------------------------------------------------------------------------------------
        1.07               1.98              3.16              1.11                              0.95                    0.22
=============================================================================================================================


       (0.07)             (0.12)            (0.11)            (0.04)                              --                    (0.29)
       (0.01)             (0.31)            (0.71)              --                                --                      --
-----------------------------------------------------------------------------------------------------------------------------
       (0.08)             (0.43)            (0.82)            (0.04)                             0.00                   (0.29)
=============================================================================================================================
        0.99               1.55              2.34              1.07                              0.95                   (0.07)
-----------------------------------------------------------------------------------------------------------------------------

      $10.99             $12.54            $14.88            $15.95                            $10.95                   $9.93
=============================================================================================================================
       10.70%             18.19%            25.37%             7.46%                             9.50%                   2.19%
     $15,666            $70,209          $152,928          $199,935                           $13,158                 $24,526


        0.35%              0.35%             0.35%             0.35%                             0.80%                   0.40%
        1.43%              1.14%             0.81%             0.54%                             2.46%                   9.10%
        2.85%             20.14%            29.65%            88.97%                            20.76%                  12.36%
=====================================================


        1.37%              0.75%             0.45%             0.45%                             1.47%                   0.57%
        0.41%              0.74%             0.71%             0.44%                             1.79%                   8.93%



                                                             June 30, 1998  77

          Board of Directors
                               John O. Gilbert  Chairman of the Board
                               Ronald G. Anderson
                               F. Gregory Campbell
                               Richard L. Gady
                               D. W. Russler
                               Steven A. Weber
                               Lawrence M. Woods
                   Officers
                               Steven A. Weber  President
                               Daniel L. Shinnick  Vice President
                               Carl J. Rudolph  Treasurer
                               James H. Abitz  Assistant Treasurer
                               Kathleen A. Brost  Secretary
                               Woodrow E. Eno  Assistant Secretary
                               Robert G. Same  Assistant Secretary
                               Joseph F.  Wreschnig  Assistant Secretary

Investment Adviser & Transfer Agent
                               Aid Association for Lutherans
                               4321 North Ballard Road . Appleton, WI 54919-0001

Sub-Adviser (International Stock Portfolio)
                               Oechsle International Advisors, L.P.
                               One International Place . Boston, MA 02110

Sub-Adviser (High Yield Bond Portfolio)
                          & Distributor
                               AAL Capital Management Corporation
                               222 West College Avenue . Appleton, WI 54919-0007

                   Custodian
                               Citibank, N. A.
                               111 Wall Street . New York, NY 10043

               Legal Counsel
                               Quarles & Brady
                               411 East Wisconsin Avenue . Milwaukee, WI 53202

        Independent Auditors
                               Ernst & Young LLP
                               111 East Kilbourn Avenue . Milwaukee, WI 53202

This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I and the AAL Variable Life Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity Account I, the AALVariable Life Account I and the AAL Variable Product Series Fund, Inc.


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